SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT (No. 002-77169)
	UNDER THE SECURITIES ACT OF 1933	[X]
	Pre-Effective Amendment No.	[ ]
	Post-Effective Amendment No. 52	[X]
and
REGISTRATION STATEMENT (No. 811-03455)
	UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
	Amendment No. 52	[X]

The North Carolina Capital Management Trust
(Exact Name of Registrant as Specified in Charter)

82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number: 617-563-7000

Scott C. Goebel, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)

It is proposed that this filing will become effective
( )	immediately upon filing pursuant to paragraph (b).
(X)	on (August 29, 2011) pursuant to paragraph (b) at 5:30 p.m. Eastern Time.
( )	60 days after filing pursuant to paragraph (a)(1) at 5:30 p.m. Eastern Time.
( )	on ( ) pursuant to paragraph (a)(1) of Rule 485 at 5:30 p.m. Eastern Time.
( )	75 days after filing pursuant to paragraph (a)(2) at 5:30 p.m. Eastern Time.
( )	on ( ) pursuant to paragraph (a)(2) of Rule 485 at 5:30 p.m. Eastern Time.

If appropriate, check the following box:
( )	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Supplement to
The North Carolina Capital Management Trust:
Cash Portfolio (NCCTX)
Term Portfolio (XAOHX)
August 29, 2011
Prospectus and Statement of Additional Information

Shareholder Meeting. On or about October 27, 2011, a meeting of the shareholders of Term Portfolio will be held and shareholders will be asked to vote to amend the Portfolio's fundamental concentration policy so that more than 25% of total assets can be invested in securites issued by the financial services industry. Shareholders of record on August 30, 2011 are entitled to vote at the meeting.

If approved, the change will take effect on the first day of the month following shareholder approval.

A proxy statement relating to the proposals will be available after September 26, 2011. The foregoing is not a solicitation of any proxy. Please read the proxy statement when it is available because it will contain important information relating to the proposal. For a free copy of the proxy statement, please contact Capital Management of the Carolinas, L.L.C. at 1-800-222-3232. The proxy statement will also be available on the Securities and Exchange Commission's web site (www.sec.gov).

NC-11-05 August 29, 2011
1.710543.122

Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how each fund invests and the services available to shareholders.

To learn more about Cash Portfolio and Term Portfolio (each a fund or collectively the funds) and their investments, you can obtain a copy of each fund's most recent financial report and portfolio listing or read the statement of additional information (SAI) dated August 29, 2011 attached to this prospectus. The SAI has been filed with the Securities and Exchange Commission (SEC) and is available along with other related materials on the SEC's web site (http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, or for information or assistance in opening an account, please call Capital Management of the Carolinas, L.L.C. (CMC) in Charlotte, North Carolina at:

  Toll-free 1-800-222-3232
  or locally 1-704-377-3535

Investments in Cash Portfolio are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that Cash Portfolio will maintain a stable $1.00 share price.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The North Carolina Capital Management Trust:

Cash Portfolio (NCCTX)
Term Portfolio (XAOHX)

Cash Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity, and to maintain a constant net asset value of $1.00 per share through investment in high grade money market instruments, including obligations of the U.S. Government and the State of North Carolina, and in bonds and notes of any North Carolina local government or public authority.

Term Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of capital by investing in obligations of the U.S. Government and agencies and instrumentalities of the U.S. Government, obligations of the State of North Carolina, bonds and notes of any North Carolina local government or public authority and in high grade money market instruments.

Prospectus

dated August 29, 2011

and

Annual Report

for the year ended June 30, 2011

and

Statement of Additional Information

dated August 29, 2011

Contents

Prospectus

Fund Summary	<Click Here>	Cash Portfolio
	<Click Here>	Term Portfolio
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Additional Information about the Purchase and Sale of Shares
	<Click Here>	Exchanging Shares
	<Click Here>	Account Features and Policies
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights
	<Click Here>	The Statute and the Code
	<Click Here>	Additional Information about the Indexes

Annual Report


Statement of Additional Information


Prospectus

Fund Summary

Fund:
Cash Portfolio

Investment Objective

The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity, and to maintain a constant net asset value of $1.00 per share.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (net rate retained by Fidelity Management & Research Company (FMR) after payment of 12b-1 fees to the distributor)	0.15%
Distribution and/or Service (12b-1) fees	0.08%
Other expenses	0.01%
Total annual fund operating expenses	0.24%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 25
3 years	$ 77
5 years	$ 135
10 years	$ 306

Principal Investment Strategies

  Investing in those money market instruments that are authorized for investment by units of local government as specified in North Carolina General Statute 159-30, as amended (the Statute) and 20 North Carolina Administrative Code 3.0703, as amended (the Code).
  Investing in U.S. dollar-denominated money market securities of domestic issuers rated in the highest category by a nationally recognized rating service, U.S. Government securities, and repurchase agreements.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks

  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector, including the price of their securities or their ability to meet their payment obligations.

Prospectus

  Foreign Exposure. Entities providing credit support or a maturity-shortening structure that are located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year. Past performance is not an indication of future performance.

Year-by-Year Returns

Calendar Years	2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
	4.09%	1.65%	0.98%	1.23%	3.10%	4.95%	5.25%	2.95%	0.60%	0.13%


During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	1.42%	March 31, 2001
Lowest Quarter Return	0.02%	March 31, 2010
Year-to-Date Return	0.04%	June 30, 2011

Average Annual Returns

For the periods ended December 31, 2010	Past 1 year	Past 5 years	Past 10 years
Cash Portfolio	0.13%	2.75%	2.48%

Investment Advisers

FMR is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM) and other investment advisers serve as sub-advisers for the fund.

Purchase and Sale of Shares

Shares of Cash Portfolio are offered exclusively to the following entities of the State of North Carolina: local governments and public authorities, as those terms are defined in North Carolina General Statute 159-7, and school administrative units, local ABC boards, community colleges or public hospitals (collectively, "investors"). You may buy or sell shares in various ways:

Prospectus

Fund Summary - continued

Internet advisor.fidelity.com/afc/public/fitsco/nccmt.shtml (only for existing participants who have signed up for NCCMTNet)
Phone To contact Capital Management of the Carolinas, L.L.C. (CMC) 1-800-222-3232 (toll-free) or 1-704-377-3535 (locally)
Mail The North Carolina Capital Management Trust c/o Capital Management of the Carolinas, L.L.C. 1520 South Boulevard, Suite 230 Charlotte, NC 28203

The price to buy one share of the fund is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your order is received in proper form.

The price to sell one share of the fund is its NAV. Your shares will be sold at the NAV next calculated after your order is received in proper form.

The fund is open for business each day that each of the Federal Reserve Bank of Richmond (Richmond Fed), Wells Fargo Bank (Wells Fargo) (the fund's custodian), and the New York Stock Exchange (NYSE) are open, unless following such schedule would cause the fund to be closed for two consecutive business days, in which case the fund will be open for business each day that the Richmond Fed and Wells Fargo are open for business. The fund also may be open for business on other days if the Richmond Fed and Wells Fargo are open.

The fund has no minimum investment requirement.

Tax Information

Most investors in the fund will be tax-exempt entities. Taxable and tax-exempt investors who must account for income and gains that may result from certain shareholder transactions should be aware that distributions they receive from the fund are subject to federal income tax as ordinary income, except to the extent designated as capital gains, and may also be subject to state or local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

FMR pays CMC, through Fidelity Distributors Corporation (FDC), for the sale of fund shares and related services. This payment may create a conflict of interest by influencing CMC and your investment professional to recommend the fund over another investment. Ask your investment professional for more information.

Prospectus

Fund Summary

Fund:
Term Portfolio

Investment Objective

The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (net rate retained by FMR after payment of 12b-1 fees to the distributor)	0.20%
Distribution and/or Service (12b-1) fees	0.07%
Other expenses	0.01%
Total annual fund operating expenses	0.28%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 29
3 years	$ 90
5 years	$ 157
10 years	$ 356

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 71% of the average value of its portfolio.

Principal Investment Strategies

  Normally investing in obligations of the U.S. Government, its agencies or instrumentalities, obligations fully guaranteed by the U.S. Government, or obligations of the State of North Carolina, bonds and notes of any North Carolina local government or public authority, and high-grade money market instruments, as permitted pursuant to the Statute and the Code.


  Investing in securities rated in the three highest categories by at least one nationally recognized rating service, or, if unrated, determined to be of equivalent quality.

Prospectus

  Managing the fund to have similar overall interest rate risk to the Barclays Capital® 3-6 month U.S. Treasury Bill Index.
  Allocating assets across different market sectors and maturities.
  Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.

Principal Investment Risks

  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Prior to November 1, 2010, the fund operated under certain different investment policies. The fund's historical performance may not represent its current investment policies. Past performance is not an indication of future performance.

Year-by-Year Returns

Calendar Years	2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
	6.02%	2.72%	1.10%	0.89%	2.38%	4.48%	5.61%	5.48%	0.82%	0.55%


During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	2.65%	December 31, 2008
Lowest Quarter Return	-0.25%	June 30, 2004
Year-to-Date Return	-0.01%	June 30, 2011

Prospectus

Fund Summary - continued

Average Annual Returns

For the periods ended December 31, 2010	Past 1 year	Past 5 years	Past 10 years
Term Portfolio	0.55%	3.36%	2.98%
Barclays Capital® U.S. 9-12 Months Short Treasury Bond Index (reflects no deduction for fees, expenses, or taxes)	0.67%	3.25%	3.06%
Barclays Capital 3-6 Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	0.24%	2.71%	2.58%

Effective August 1, 2011, the fund began comparing its performance to the Barclays Capital® 3-6 Month U.S. Treasury Bill Index rather than the Barclays Capital U.S. 9-12 Month Short Treasury Bond Index because the Barclays Capital 3-6 Month U.S. Treasury Bill Index conforms more closely to the fund's investment policies.

Investment Advisers

FMR is the fund's manager. FIMM and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Kim Miller (portfolio manager) has managed the fund since January 2011.

Purchase and Sale of Shares

Shares of Term Portfolio are offered exclusively to the following entities of the State of North Carolina: local governments and public authorities, as those terms are defined in North Carolina General Statute 159-7, and school administrative units, local ABC boards, community colleges or public hospitals (collectively, "investors"). In addition, shares of Term Portfolio are available only to investors with a new or existing account in Cash Portfolio. You may buy or sell shares in various ways:

Internet advisor.fidelity.com/afc/public/fitsco/nccmt.shtml (only for existing participants who have signed up for NCCMTNet)
Phone To contact Capital Management of the Carolinas, L.L.C. (CMC) 1-800-222-3232 (toll-free) or 1-704-377-3535 (locally)
Mail The North Carolina Capital Management Trust c/o Capital Management of the Carolinas, L.L.C. 1520 South Boulevard, Suite 230 Charlotte, NC 28203

The price to buy one share of the fund is its NAV. Your shares will be bought at the NAV next calculated after your order is received in proper form.

The price to sell one share of the fund is its NAV. Your shares will be sold at the NAV next calculated after your order is received in proper form.

The fund is open for business each day that each of the Richmond Fed, Wells Fargo Bank (Wells Fargo) (the fund's custodian), and the NYSE are open, unless following such schedule would cause the fund to be closed for two consecutive business days, in which case the fund will be open for business each day that the Richmond Fed and Wells Fargo are open for business. The fund also may be open for business on other days if the Richmond Fed and Wells Fargo are open.

The fund has no minimum investment requirement.

Tax Information

Most investors in the fund will be tax-exempt entities. Taxable and tax-exempt investors who must account for income and gains that may result from certain shareholder transactions should be aware that distributions they receive from the fund are subject to federal income tax as ordinary income, except to the extent designated as capital gains, and may also be subject to state or local taxes.

Prospectus

Payments to Broker-Dealers and Other Financial Intermediaries

FMR pays CMC, through Fidelity Distributors Corporation (FDC), for the sale of fund shares and related services. This payment may create a conflict of interest by influencing CMC and your investment professional to recommend the fund over another investment. Ask your investment professional for more information.

Prospectus

Fund Basics

Investment Details

Investment Objective

Cash Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity, and to maintain a constant net asset value of $1.00 per share.

Principal Investment Strategies

FMR invests the fund's assets in those money market instruments that are authorized for investment by units of local government as specified in the Statute and the Code. More detail regarding the provisions of the Statute and the Code is included in the Appendix. FMR invests the fund's assets in U.S. dollar-denominated money market securities of domestic issuers rated in the highest category by a nationally recognized rating service, U.S. Government securities, and repurchase agreements.

In buying and selling securities for the fund, FMR complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Investment Objective

Term Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of capital.

Principal Investment Strategies

FMR normally invests the fund's assets in obligations of the U.S. Government, its agencies or instrumentalities, obligations fully guaranteed by the U.S. Government, or obligations of the State of North Carolina, bonds and notes of any North Carolina local government or public authority, and high-grade money market instruments, as permitted pursuant to the Statute and the Code. More detail regarding the provisions of the Statute and the Code is included in the Appendix. FMR currently intends to invest the fund's assets in high-quality securities. Securities are "high-quality" if rated in the three highest categories by at least one nationally recognized rating service, or, if unrated, determined to be of equivalent quality by FMR. FMR may invest up to 25% of the fund's total assets in the finance industry.

FMR considers other factors when selecting the fund's investments, including the credit quality of the issuer, security-specific features, current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation. In managing the fund's exposure to various risks, including interest rate risk, FMR considers, among other things, the market's overall risk characteristics, the market's current pricing of those risks, information on the fund's competitive universe and internal views of potential future market conditions.

FMR manages the fund to have similar oveall interest rate risk to the Barclays Capital 3-6 month U.S. Treasury Bill Index. However, under the current Code, FMR may invest the fund's assets in securities with maturities of up to seven years. As of June 30, 2011, the dollar-weighted average maturity of the fund was approximately 0.1 years. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated maturity.

FMR allocates the fund's assets among different market sectors (for example U.S. Treasury or U.S. Government agency securities) and different maturities based on its view of the relative value of each sector or maturity.

Description of Principal Security Types

Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, mortgage and other asset-backed securities, and other securities that FMR believes have debt-like characteristics, including hybrids and synthetic securities.

Money market securities are high-quality, short-term securities that pay a fixed, variable, or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features, which have the effect of shortening the security's maturity. Money market securities include bank certificates of deposit, bankers' acceptances, bank time deposits, notes, commercial paper, and U.S. Government securities.

Prospectus

U.S. Government securities are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security. Certain issuers of U.S. Government securities, including Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are sponsored or chartered by Congress but their securities are neither issued nor guaranteed by the U.S. Treasury. U.S. Government securities include mortgage and other asset-backed securities.

A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price.

Principal Investment Risks

Many factors affect each fund's performance.

Cash Portfolio's yield will change daily based on changes in interest rates and other market conditions. Although the fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of the fund's investments could cause the fund's share price to decrease.

Term Portfolio's yield and share price change daily based on changes in interest rates and market conditions and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types and maturities of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in the fund.

The following factors can significantly affect a fund's performance:

Interest Rate Changes. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

Foreign Exposure. Entities providing credit support or a maturity-shortening structure that are located in foreign countries can involve increased risks. Extensive public information about the provider may not be available and unfavorable political, economic, or governmental developments could affect the value of the security.

Financial Services Exposure. Financial services companies are highly dependent on the supply of short-term financing and can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad. These events can significantly affect the price of issuers' securities as well as their ability to make payments of principal or interest or otherwise meet obligations on securities or instruments for which they serve as guarantors or counterparties.

Prepayment. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Prospectus

Fund Basics - continued

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's credit quality or value. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. If the structure of a security fails to function as intended, the security could decline in value.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes for Term Portfolio. If FMR does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy (including leaving a significant portion of a fund's assets uninvested) for defensive purposes for Cash Portfolio. Uninvested assets do not earn income for a fund, which may have a significant negative impact on the fund's yield and may prevent the fund from achieving its investment objective.

Fundamental Investment Policies

The following policies are fundamental, that is, subject to change only by shareholder approval:

Cash Portfolio, the original Portfolio of the trust, seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity, and to maintain a constant net asset value of $1.00 per share through investment in high grade money market instruments, including obligations of the U.S. government and the State of North Carolina, and in bonds and notes of any North Carolina local government or public authority. Cash Portfolio seeks to achieve this objective by investing only in certain of those high-grade money market instruments which are authorized for investment by units of local government as specified in North Carolina General Statute 159-30, as amended, and 20 North Carolina Administrative Code 3.0703, as amended. Cash Portfolio will use its best efforts to maintain a constant net asset value of $1.00 per share.

Term Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of capital by investing in obligations of the U.S. government and agencies and instrumentalities of the U.S. government, obligations of the State of North Carolina, bonds and notes of any North Carolina local government or public authority and in high grade money market instruments. Term Portfolio seeks to achieve its objective by normally investing only in obligations of the United States, its agencies or instrumentalities, or obligations fully guaranteed by the U.S. government, in obligations of the State of North Carolina and bonds and notes of any North Carolina local government or public authority, and in high grade money market instruments, as permitted pursuant to North Carolina General Statute 159-30, as amended and 20 North Carolina Administrative Code 3.0703, as amended.

Valuing Shares

Each fund is open for business each day that each of the Richmond Fed, Wells Fargo (the funds' custodian), and the NYSE are open, unless following such schedule would cause the funds to be closed for two consecutive business days, in which case, each fund will be open for business each day that the Richmond Fed and Wells Fargo are open for business. Each fund also may be open for business on other days if the Richmond Fed and Wells Fargo are open.

Each fund's NAV is the value of a single share. Each fund's NAV is normally calculated each business day as of 4:00 p.m. Eastern time. Each fund's assets normally are valued as of this time for the purpose of computing the fund's NAV.

NAV is not calculated and a fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

Prospectus

The following holiday closings have been scheduled for 2011: Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day, and Christmas Day (observed). Although FMR expects the same holiday schedule to be observed in the future, the Richmond Fed, Wells Fargo, or the NYSE may modify its holiday schedule at any time.

To the extent that a fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

Cash Portfolio. The fund's assets are valued on the basis of amortized cost.

Term Portfolio. The fund's assets are valued primarily on the basis of market quotations or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations or information furnished by a pricing service are not readily available or, in FMR's opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by FMR in accordance with applicable fair value pricing policies. For example, if, in FMR's opinion, a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by FMR in accordance with applicable fair value pricing policies. Fair value pricing will be used for high yield debt securities when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value.

Arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of a fund's NAV by short-term traders.

Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

Prospectus

Shareholder Information

Additional Information about the Purchase and Sale of Shares

General Information

Certain methods of buying and selling shares, such as by telephone or electronically, may be unavailable or delayed (for example, during periods of unusual market activity). You should consider other methods of contacting CMC, such as sending a facsimile to 1-704-332-4151 or a telegram to CMC.

A fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as brokerage commissions, or spreads paid to dealers who sell money market instruments to a fund), disrupting portfolio management strategies, or diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

FMR anticipates that shareholders will purchase and sell shares of each fund frequently because each fund is designed to offer investors a liquid cash option. Accordingly, the Board of Trustees has not adopted policies and procedures designed to discourage excessive trading of fund shares and each fund accommodates frequent trading.

A fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in FMR's opinion, may be disruptive to the management of that fund or otherwise not be in the fund's interests. For these purposes, FMR may consider an investor's trading history in that fund or other funds, and accounts under common ownership or control.

Each fund has no limit on purchase or exchange transactions. Each fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive or disruptive trading than those stated in this prospectus.

Buying Shares

Shares of Cash Portfolio and Term Portfolio are offered exclusively to the following entities of the State of North Carolina: local governments and public authorities, as those terms are defined in North Carolina General Statute 159-7, and school administrative units, local ABC boards, community colleges or public hospitals (collectively, "investors"). Each fund offers an economical and convenient vehicle for investment of available cash by investors.

In addition, shares of Term Portfolio are available only to investors with a new or existing account in Cash Portfolio.

The price to buy one share of each fund is its NAV. Each fund's shares are sold without a sales charge.

Your shares will be bought at the NAV next calculated after your order is received in proper form.

Each fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the NAV next calculated after the order is received by the authorized intermediary.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

When you place an order to buy shares, note the following:

  You are advised to place your trades as early in the day as possible and to provide CMC with advance notice of large purchases.
  All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
  CMC does not accept cash.
  CMC reserves the right to limit the number of checks processed at one time.
  Checks received by Wells Fargo after 2:00 p.m. Eastern time are not considered received in proper form until the next business day.
  If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees a fund or the transfer agent has incurred.
  If you do not notify CMC of a wire order or if your wire order is not received in proper form by the close of business of the Federal Wire System on the day of purchase, your order will be canceled and you could be liable for any losses or fees a fund or the transfer agent has incurred.

Prospectus

Shareholder Information - continued

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Cash Portfolio

	To Open an Account	To Add to an Account
Mail (mail_graphic)

• Send a completed, signed application to the following address:

The North Carolina Capital Management Trust
c/o Capital Management of the Carolinas, L.L.C.
1520 South Boulevard, Suite 230
Charlotte, NC 28203

• Make your check payable to "NCCMT: Cash Portfolio." Indicate your account number and mail your check and a precoded fund investment slip, which will be supplied upon request when you open your account, to the following address:

The North Carolina Capital Management Trust
c/o Capital Management of the Carolinas, L.L.C.
1520 South Boulevard, Suite 230
Charlotte, NC 28203

Phone (phone_graphic)	• Not available.	• Exchange from a Term Portfolio account with the same registration, including name and address. • Call CMC toll-free at 1-800-222-3232 or locally at 1-704-377-3535 before 4:00 p.m. Eastern time.
In Person (hand_graphic)	• Not available.	• Bring your check and a precoded fund investment slip, which will be supplied upon request when you open your account, to any branch of Wells Fargo.
Wire (wire_graphic)	• Not available.

• Obtain wire instructions by calling CMC toll-free at 1-800-222-3232 or locally at 1-704-377-3535.

• Purchase shares of Cash Portfolio with federal funds, through the Automated Clearing House System (ACH), or through certain state transfer payment systems.

• For federal funds purchases, call CMC before 12:00 noon Eastern time on the day you send your federal funds wire.

• For ACH purchases, call CMC before 4:00 p.m. Eastern time on the business day before the ACH payment is to be deducted from your bank account.

Internet (computer_graphic)	• Not available.

• Before placing your order, you should have completed an Electronic Services Agreement to obtain a personal logon identification number and password. Use your personal logon identification number and password to place all subsequent orders.

• Place your order to buy shares through the NCCMT web site at advisor.fidelity.com/afc/public/fitsco/nccmt.shtml.

• For federal funds purchases, place your order to buy shares before 12:00 noon Eastern time on the day you send your federal funds wire.

• Exchange from a Term Portfolio account with the same registration, including name and address, before 4:00 p.m. Eastern time.

Prospectus

Term Portfolio

	To Open an Account	To Add to an Account
Mail (mail_graphic)

• Send a completed, signed application to the following address:

The North Carolina Capital Management Trust
c/o Capital Management of the Carolinas, L.L.C.
1520 South Boulevard, Suite 230
Charlotte, NC 28203

• Not available.
Phone (phone_graphic)	• Not available.	• Exchange from a Cash Portfolio account with the same registration, including name and address. • Call CMC toll-free at 1-800-222-3232 or locally at 1-704-377-3535 before 4:00 p.m. Eastern time.
In Person (hand_graphic)	• Not available.	• Not available.
Wire (wire_graphic)	• Not available.

• Obtain wire instructions by calling CMC toll-free at 1-800-222-3232 or locally at 1-704-377-3535.

• For federal funds purchases, call CMC before 4:00 p.m. Eastern time on the business day before you send your federal funds wire.

Internet (computer_graphic)	• Not available.

• Before placing your order, you should have completed an Electronic Services Agreement to obtain a personal logon identification number and password. Use your personal logon identification number and password to place all subsequent orders.

• Place your order to buy shares through the NCCMT web site at advisor.fidelity.com/afc/public/fitsco/nccmt.shtml.

• For federal funds purchases, place your order to buy shares before 4:00 p.m. Eastern time on the business day before you send your federal funds wire.

• Exchange from a Cash Portfolio account with the same registration, including name and address, before 4:00 p.m. Eastern time.

Selling Shares

The price to sell one share of each fund is its NAV.

Your shares will be sold at the NAV next calculated after your order is received in proper form. Normally, redemptions will be processed on the same business day, provided your redemption wire request for Cash Portfolio is received in proper form by CMC before 12:00 noon Eastern time, and all other redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

Each fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary.

Prospectus

Shareholder Information - continued

When you place an order to sell shares, note the following:

  You are advised to place your trades as early in the day as possible and to provide CMC with advance notice of large redemptions.
  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of a fund.
  If you sell shares of Cash Portfolio by writing a check, if available, and the amount of the check is greater than the value of your fund position, your check will be returned to you and you may be subject to additional charges.
  You will not receive interest on amounts represented by uncashed redemption checks.
  Unless otherwise instructed, the transfer agent will send a check to the record address.
  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.
	Account	Special Requirements
Phone (phone_graphic)	All accounts

• Exchange to Cash Portfolio from Term Portfolio, and vice versa, if both accounts are registered with the same name(s) and address.

• An authorized finance official (or his/her agent or designee) who has completed the account application may call CMC toll-free at 1-800-222-3232 or locally at 1-704-377-3535 before 4:00 p.m. Eastern time.

Mail (mail_graphic)	All accounts	• The letter of instruction must be signed by an authorized finance official who has completed the account application.
Wire (wire_graphic)	All accounts

• You must sign up for the wire feature before using it. To verify that it is in place, call CMC toll-free at 1-800-222-3232 or locally at 1-704-377-3535.

• For federal funds redemptions, your redemption request must be received by CMC before 12:00 noon Eastern time for Cash Portfolio for money to be wired on the same business day, or before 4:00 p.m. Eastern time for Cash Portfolio or Term Portfolio for money to be wired on the next business day.

• For ACH redemptions, your redemption request must be received by CMC before 4:00 p.m. Eastern time for payment to be received by your bank on the next business day.

	Account	Special Requirements
Check (check_graphic)	Cash Portfolio accounts	• All account owners must sign a signature card to receive a checkbook.
Internet (computer_graphic)	All accounts

• Before placing your order, you should have completed an Electronic Services Agreement to obtain a personal logon identification number and password. Use your personal logon identification number and password to place all subsequent orders.

• Place your order to sell shares through the NCCMT web site at advisor.fidelity.com/afc/public/fitsco/nccmt.shmtl.

• For federal funds redemptions, place your order to sell shares before 12:00 noon Eastern time for Cash Portfolio for money to be wired on the same business day, or before 4:00 p.m. Eastern time for Term Portfolio for money to be wired on the next business day.

• Exchange to Cash Portfolio from Term Portfolio, and vice versa, if both accounts are registered with the same name(s) and address, before 4:00 p.m. Eastern time.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a shareholder, you have the privilege of exchanging shares of Cash Portfolio for shares of Term Portfolio, and vice versa.

However, you should note the following policies and restrictions governing exchanges:

  Each fund may refuse any exchange purchase for any reason. For example, each fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Before exchanging into a fund, read its prospectus.
  Exchanges may have tax and/or accounting consequences for you.
  You may exchange only between accounts that are registered in the same name and address.
  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The funds may terminate or modify exchange privileges in the future.

Account Features and Policies

Features

The following features are available to buy and sell shares of the funds.

Prospectus

Shareholder Information - continued

Wire To purchase and sell shares via the Federal Reserve Wire System.

• You must sign up for the wire feature before using it. Complete the appropriate section on the application when opening your account, or call CMC toll-free at 1-800-222-3232 or locally at 1-704-377-3535, to add the feature after your account is opened. When designating a North Carolina bank to receive redemption proceeds, you should determine that the bank satisfies any legal requirement under North Carolina law prior to signing up for the wire feature.

• To change the bank account designated to receive redemption proceeds, or to add the wire feature on additional accounts, at any time prior to making a redemption request, you should send a letter of instruction signed by the authorized finance official to the following address:

The North Carolina Capital Management Trust
c/o Capital Management of the Carolinas, L.L.C.
1520 South Boulevard, Suite 230
Charlotte, NC 28203

• Call CMC toll-free at 1-800-222-3232 or locally at 1-704-377-3535 to verify that this feature is set up on your account.

Online Trading To access and manage your account over the Internet at NCCMT's web site.
• For account balances and holdings; • To review recent account history; • For Cash Portfolio and Term Portfolio trading; and • To access research and analysis tools.
Checkwriting To redeem shares from your Cash Portfolio account.

• To set up, complete the appropriate section on the application when opening your account.

• To add the feature after your account is opened, call CMC toll-free at 1-800-222-3232 or locally at 1-704-377-3535.

• All account owners must sign a signature card to receive a checkbook.

• The transfer agent may limit the number of checks you may write during a specified period.

• Do not try to close out your account by check.

• To obtain more checks, call CMC toll-free at 1-800-222-3232 or locally at 1-704-377-3535.

• You are advised that the use of the checkwriting feature may be limited by North Carolina General Statute 159-28.

• Cash Portfolio is not permitted or authorized to function as an "official depository" for any of its shareholders. Checks made payable to third parties are not permitted.

• Cash Portfolio and Wells Fargo may suspend the checkwriting feature, and intend to do so in the event that federal legislation or regulations impose reserve requirements or other restrictions which are deemed by the Board of Trustees to be adverse to the interest of shareholders.

Arbitrage Reporting Services. Special reporting is available for state and local entities that require rebate information for the invested proceeds of their issued tax-exempt obligations pursuant to the Tax Reform Act of 1986. CMC, FMR, their affiliates, and the funds do not assume responsibility for the accuracy of the services provided. Please call CMC for more information.

Prospectus

Policies

The following policies apply to you as a shareholder.

Statements and reports that the transfer agent sends to you include the following:

  Confirmation statements (after transactions affecting your fund balance except reinvestment of distributions in the fund).
  Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in a fund. Call CMC at 1-800-222-3232 if you need additional copies of financial reports or prospectuses.

You may initiate many transactions by telephone or electronically. Cash Portfolio shareholders may be permitted to enter orders electronically in advance of the trade date with proper authorization. Such orders will be considered to have been received in proper form prior to 12:00 noon Eastern time on the trade date specified in the order. Please call CMC at 1-800-222-3232 for additional information. Fidelity and CMC will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if they follow reasonable security procedures designed to verify the identity of the investor. Fidelity and CMC may request certain information for verification purposes, and Fidelity and CMC record all telephone calls for your protection. For transactions conducted through the Internet, you must use an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify CMC immediately of any discrepancies in your account activity.

When you sign your account application, you may be asked to certify that you are not subject to backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold an amount subject to the applicable backup withholding rate from your taxable distributions and redemptions.

You may also be asked to provide additional information in order for Fidelity and CMC to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

The transfer agent may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

Each fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund may also realize capital gains from its investments, and distributes these gains (less losses), if any, to shareholders as capital gain distributions.

Term Portfolio normally declares dividends daily and pays them monthly. The fund normally pays capital gain distributions in August and December.

Distributions you receive from Cash Portfolio consist primarily of dividends. The fund normally declares dividends daily and pays them monthly.

Earning Dividends

A fund processes purchase and redemption requests only on days it is open for business.

For Cash Portfolio, shares purchased by a wire order prior to 12:00 noon Eastern time, with receipt of the wire in proper form by Wells Fargo before the close of the Federal Reserve Wire System on that day, generally begin to earn dividends on the day of purchase. Cash Portfolio shares purchased by all other orders generally begin to earn dividends on the first business day following the day of purchase.

For Term Portfolio, shares generally begin to earn dividends on the first business day following the day of purchase.

Prospectus

Shareholder Information - continued

For Cash Portfolio, shares redeemed by a wire order prior to 12:00 noon Eastern time generally earn dividends through the day prior to the day of redemption. Cash Portfolio shares redeemed by all other orders generally earn dividends until, but not including, the next business day following the day of redemption.

For Term Portfolio, shares generally earn dividends until, but not including, the next business day following the day of redemption.

Exchange requests will be processed only when both funds are open for business.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available for shares of each fund:

1. Reinvestment Option. Your dividends and capital gain distributions, if any, will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. Cash Option. Your dividends and capital gain distributions, if any, will be paid in cash.

If the option you prefer is not listed on your account application, or if you want to change your current option, call CMC.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you.

Most investors in the funds will be "political subdivisions" of the State of North Carolina. Section 115(1) of the Internal Revenue Code, as amended (Internal Revenue Code), provides in part that gross income does not include income derived from the exercise of any essential governmental function and accruing to a state or any of its political subdivisions. The receipt of revenue from each fund for the benefit of a political subdivision investing in the fund may constitute an exercise of an essential governmental function. A portion of the earnings derived from funds that are subject to the arbitrage limitations or rebate requirements of the Internal Revenue Code may be required to be paid to the U.S. Treasury as computed in accordance with those requirements.

Although most investors in each fund will be tax-exempt entities, the information that follows pertains to taxable and tax-exempt investors who must account for income and gains that may result from certain shareholder transactions.

Taxes on distributions. Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of each fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of each fund's distributions, including distributions of long-term capital gains, if any, are taxable to you generally as capital gains. Because each fund's income is primarily derived from interest, dividends from each fund generally will not qualify for the long-term capital gains tax rates available to individuals.

If a fund's distributions exceed its income and capital gains realized in any year, all or a portion of those distributions may be treated as a return of capital to shareholders for tax purposes. A return of capital generally will not be taxable to you but will reduce the cost basis of your shares and result in a higher reported capital gain or a lower reported capital loss when you sell your shares.

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option. If you elect to receive distributions in cash, you will receive certain December distributions in January, but those distributions will be taxable as if you received them on December 31.

Prospectus

Taxes on transactions. Your Term Portfolio fund redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Prospectus

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is each fund's manager. The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of December 31, 2010, FMR had approximately $1.2 billion in discretionary assets under management.

As the manager, FMR has overall responsibility for directing each fund's investments and handling its business affairs.

FIMM serves as a sub-adviser for each fund. FIMM has day-to-day responsibility for choosing investments for each fund.

FIMM is an affiliate of FMR. As of December 31, 2010, FIMM had approximately $606.9 billion in discretionary assets under management.

Other investment advisers assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 10 Paternoster Square, 4th Floor, London, EC4M 7LS, United Kingdom, serves as a sub-adviser for each fund. As of December 31, 2010, FMR U.K. had approximately $16.1 billion in discretionary assets under management. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund. FMR U.K. is an affiliate of FMR.
  Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for each fund. As of December 31, 2010, FMR H.K. had approximately $2.7 billion in discretionary assets under management. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund. FMR H.K. is an affiliate of FMR.
  Fidelity Management & Research (Japan) Inc. (FMR Japan), at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for each fund. FMR Japan was organized in 2008 to provide investment research and advice on issuers based outside the United States. FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund. FMR Japan is an affiliate of FMR.

Kim Miller is portfolio manager of Term Portfolio, which he has managed since January 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 1991, Mr. Miller has worked as a credit analyst, bond trader, and portfolio manager.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Mr. Miller.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the funds.

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month.

FMR pays most other expenses of each fund.

Each fund's annual management fee rate is 0.275% of average net assets through $1.0 billion; 0.245% of average net assets in excess of $1.0 billion through $2.0 billion; 0.215% of average net assets in excess of $2.0 billion through $6.0 billion; 0.205% of average net assets in excess of $6.0 billion through $10.0 billion; and 0.195% of average net assets in excess of $10.0 billion.

For the fiscal year ended June 30, 2011, Cash Portfolio paid a management fee of 0.20% of the fund's average net assets, and Term Portfolio paid a management fee of 0.27% of the fund's average net assets, after waivers.

Prospectus

FMR pays FIMM, FMR U.K., FMR H.K., and FMR Japan for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for each fund is available in each fund's semi-annual report for the fiscal period ended December 31, 2010.

FMR may, from time to time, agree to reimburse a fund for, or waive, management fees above a specified limit. FMR retains the ability to be repaid by a fund if expenses fall below the specified limit prior to the end of the fiscal year.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

Fund Distribution

FDC distributes each fund's shares through CMC.

Each of Cash Portfolio and Term Portfolio has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that FMR will use its management fee to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services. FMR pays FDC a monthly 12b-1 fee, all of which FDC pays CMC, as compensation for providing services intended to result in the sale of fund shares and/or shareholder support services, such as processing shareholder inquiries, account maintenance, and processing purchases, redemptions, transfers, and exchanges. FMR currently pays CMC, through FDC, a monthly 12b-1 fee according to the following schedule: 0.080% of average net assets through $2.0 billion; 0.070% of average net assets in excess of $2.0 billion through $6.0 billion; 0.065% of average net assets in excess of $6.0 billion through $10.0 billion; and 0.060% of average net assets in excess of $10.0 billion. Effective January 1, 2007, CMC voluntarily agreed to waive 0.005% of the 12b-1 fee paid to it by FDC. FMR, FDC, or CMC may, from time to time, agree to waive all or a portion of 12b-1 fees it receives with respect to each fund. Any such waiver would be voluntary, could be discontinued at any time and can decrease a fund's expenses and boost its performance. This arrangement may be discontinued at any time.

Please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

Any fees paid by FMR from its management fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC or CMC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC or CMC to sell shares of the funds to, or to buy shares of the funds from, any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand the financial history of each fund's shares for the past 5 years. Certain information reflects financial results for a single share of a fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares of a fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with each fund's financial highlights and financial statements, is included in each fund's annual report. A free copy of the annual report is available upon request.

Cash Portfolio

Years ended June 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.001	.002	.017	.042	.051
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	.001	.002	.017	.042	.051
Distributions from net investment income	(.001)	(.002)	(.017)	(.042)	(.051)
Distributions from net realized gain	-	- C	-	-	-
Total distributions	(.001)	(.002)	(.017)	(.042)	(.051)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.12%	.19%	1.73%	4.32%	5.26%
Ratios to Average Net Assets B
Expenses before reductions	.24%	.24%	.26%	.23%	.24%
Expenses net of fee waivers, if any	.20%	.23%	.25%	.22%	.23%
Expenses net of all reductions	.20%	.23%	.25%	.22%	.23%
Net investment income (loss)	.12%	.19%	1.67%	4.14%	5.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,991,384	$ 4,199,259	$ 6,445,068	$ 6,398,730	$ 4,845,479

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

C Amount represents less than $.001 per share.

Prospectus

Term Portfolio

Years ended June 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.70	$ 9.69	$ 9.48	$ 9.33	$ 9.35
Income from Investment Operations
Net investment income (loss) B	.019	.019	.149	.346	.468
Net realized and unrealized gain (loss)	.004 D	.033	.213	.145	(.004)
Total from investment operations	.023	.052	.362	.491	.464
Distributions from net investment income	(.022)	(.018)	(.152)	(.341)	(.484)
Distributions from net realized gain	(.021)	(.024)	-	-	-
Total distributions	(.043)	(.042)	(.152)	(.341)	(.484)
Net asset value, end of period	$ 9.68	$ 9.70	$ 9.69	$ 9.48	$ 9.33
Total Return A	.23%	.54%	3.86%	5.35%	5.08%
Ratios to Average Net Assets C
Expenses before reductions	.28%	.28%	.28%	.28%	.28%
Expenses net of fee waivers, if any	.27%	.27%	.27%	.27%	.27%
Expenses net of all reductions	.27%	.27%	.27%	.27%	.27%
Net investment income (loss)	.20%	.19%	1.55%	3.67%	5.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,398	$ 70,652	$ 74,565	$ 66,190	$ 67,462
Portfolio turnover rate	71%	202%	229%	79%	433%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

Prospectus

Appendix - continued

The Statute and the Code

If the Statute or the Code, or any legislation or regulations relating to those parameters change in the future, the Trustees may authorize corresponding changes in the instruments in which the funds may invest without first obtaining shareholder approval. Currently, the funds' investment limitations and the rulings, regulations, and interpretations to which the funds adhere allow the funds to invest only in the following instruments:

(i) Obligations of the United States or obligations fully guaranteed both as to principal and interest by the United States;

(ii) Obligations of the Federal Financing Bank, the Federal Farm Credit Bank, the Bank for Cooperatives, the Federal Intermediate Credit Bank, the Federal Land Banks, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation, Fannie Mae, the Government National Mortgage Association, the Federal Housing Administration, the Farmers Home Administration, and the United States Postal Service;

(iii) Obligations of the State of North Carolina and bonds and notes of any North Carolina local government or public authority;

(iv) Savings certificates issued by any savings and loan association organized under the laws of the State of North Carolina or by any federal savings and loan association having its principal office in North Carolina; provided that any principal amount of such certificate in excess of the amount insured by the federal government or any agency thereof, or by a mutual deposit guaranty association authorized by the Commissioner of Banks of the Department of Commerce of the State of North Carolina, be fully collateralized;

(v) Prime quality commercial paper bearing the highest rating of at least one nationally recognized rating service and not bearing a rating below the highest by any nationally recognized rating service which rates the particular obligation;

(vi) Bills of exchange or time drafts drawn on and accepted by a commercial bank and eligible for use as collateral by member banks in borrowing from a federal reserve bank, provided that the accepting bank or its holding company is either (a) incorporated in the State of North Carolina or (b) has outstanding publicly held obligations bearing the highest rating of at least one nationally recognized rating service and not bearing a rating below the highest by any nationally recognized rating service which rates the particular obligations;

(vii) Evidences of ownership of, or fractional undivided interests in, future interest and principal payments on either direct obligations of the United States Government or obligations the principal of and the interest on which are guaranteed by the United States, which obligations are held by a bank or trust company organized and existing under the laws of the United States or any state in the capacity of custodian; or

(viii) Repurchase agreements with respect to either direct obligations of the United States or obligations the principal of and the interest on which are guaranteed by the United States if entered into with a broker or dealer, as defined by the Securities Exchange Act of 1934, which is a dealer recognized as a primary dealer by a Federal Reserve Bank, or any commercial bank, trust company or national banking association, the deposits of which are insured by the FDIC or any successor thereof.

Prospectus

Additional Information about the Indexes

Barclays Capital U.S. 9-12 Months Short Treasury Bond Index: is a market value-weighted index of aged, publicly issued U.S. Treasury bills, notes, and bonds with a remaining maturity from 9 up to (but not including) 12 months, excluding zero coupon strips.

Barclays Capital 3-6 Month U.S. Treasury Bill Index: is a market value-weighted index of investment-grade fixed-rate public obligations of the U.S. Treasury with remaining maturites between 3 and 6 months.

Prospectus

Notes

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity and CMC identify the entity.

A description of each fund's policies and procedures for disclosing its holdings is available in the funds' SAI.

You can obtain additional information about the funds. The funds' SAI includes more detailed information about the funds' investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The funds' annual and semi-annual reports also include additional information. Term Portfolio's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance. For a free copy of any of these documents or to request other information or ask questions about the funds, call CMC at 1-800-222-3232. In addition, existing participants may visit the web site at advisor.fidelity.com/afc/public/fitsco/nccmt.shtml for a free copy of a prospectus, SAI, annual or semi-annual report or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-03455

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

The third party marks appearing above are the marks of their respective owners.

1.705571.114 NC-pro-0811

Cash Portfolio (NCCTX) and Term Portfolio (XAOHX)

Funds of The North Carolina Capital Management Trust

STATEMENT OF ADDITIONAL INFORMATION

August 29, 2011

This statement of additional information (SAI) is not a prospectus. Portions of each fund's annual report are incorporated herein. The annual report is supplied with this SAI.

To obtain a free additional copy of the prospectus or SAI, dated August 29, 2011, or an annual report, please call Capital Management of the Carolinas, L.L.C. (CMC) in Charlotte, North Carolina at 1-800-222-3232 or existing participants may visit the web site at advisor.fidelity.com/afc/public/fitsco/nccmt.shtml.

NC-ptb-0811
1.718662.114

Statement of Additional Information

TABLE OF CONTENTS

PAGE
Investment Policies and Limitations	<Click Here>
Portfolio Transactions	<Click Here>
Valuation	<Click Here>
Buying, Selling, and Exchanging Information	<Click Here>
Distributions and Taxes	<Click Here>
Trustees and Officers	<Click Here>
Control of Investment Advisers	<Click Here>
Management Contracts	<Click Here>
Distribution Services	<Click Here>
Transfer and Service Agent Agreements	<Click Here>
Description of the Trust	<Click Here>
Financial Statements	<Click Here>
Fund Holdings Information	<Click Here>
Appendix	<Click Here>

Statement of Additional Information

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

The following are each fund's fundamental investment limitations set forth in their entirety.

Diversification

For Cash Portfolio:

The fund may not purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the government of the United States, its agencies or instrumentalities) if, as a result, more than 5% of the fund's total assets would be invested in the securities of such issuer, provided, however, that in the case of certificates of deposit and bankers' acceptances up to 25% of the fund's total assets may be invested without regard to such 5% limitation, but shall instead be subject to a 10% limitation.

For purposes of the fund's diversification limitation discussed above, certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.

The fund may not purchase the securities of a company if such purchase, at the time thereof, would cause more than 5% of the value of the fund's total assets to be invested in securities of companies, which, including predecessors, have a record of less than three years' continuous operation.

For Term Portfolio:

The fund may not purchase the securities of any issuer (except the United States government, its agencies or instrumentalities or securities which are backed by the full faith and credit of the United States) if, as a result: (a) more than 5% of its total assets would be invested in the securities of such issuer, provided, however, that up to 25% of its total assets may be invested without regard to such 5% limitation, or (b) the fund would hold more than 10% of the voting securities of any issuer.

Senior Securities

For each fund:

The fund may not issue senior securities, except as permitted pursuant to the fundamental borrowing and loan investment limitations discussed below.

Short Sales

For each fund:

The fund may not make short sales of securities.

Statement of Additional Information

Margin Purchases

For Cash Portfolio:

The fund may not purchase securities on margin (but the fund may obtain such credits as may be necessary for the clearance of purchases and sales of securities).

For Term Portfolio:

The fund may not purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

Borrowing

For Cash Portfolio:

The fund may not borrow money, except from a bank for temporary or emergency purposes (not for leveraging or investment) in an amount not to exceed one-third of the current value of the total assets of the fund (including the amount borrowed) less its liabilities (not including the amount borrowed) at the time the borrowing is made. (If at any time the fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will be promptly (within 3 days) reduced to the extent necessary to comply with the limitation. The fund will borrow only to facilitate redemptions requested by shareholders which might otherwise require untimely disposition of portfolio securities and will not purchase securities while borrowings are outstanding).

The fund's borrowing limitation discussed above is construed in conformity with the 1940 Act; accordingly, "3 days" means three business days, exclusive of Sundays and holidays.

For Term Portfolio:

The fund may not borrow money, except from a bank for temporary or emergency purposes and not for investment purposes, and then in an amount not exceeding 33 1/3% of the value of the fund's total assets at the time of borrowing; if at any time the fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will be promptly (within 3 days) reduced to the extent necessary to comply with the limitation (the fund will not purchase securities for investment while borrowings equaling 5% or more of its total assets are outstanding).

The fund's borrowing limitation discussed above is construed in conformity with the 1940 Act; accordingly, "3 days" means three business days, exclusive of Sundays and holidays.

Pledging

For Cash Portfolio:

The fund may not pledge assets, except that the fund may pledge not more than one-third of its total assets (taken at current value) to secure borrowings made in accordance with the fundamental borrowing investment limitation above.

For Term Portfolio:

The fund may not pledge, mortgage, or hypothecate its assets, except that, to secure borrowings permitted by the fundamental borrowing investment limitation above, it may pledge securities having a market value at the time of pledge not exceeding 33 1/3% of the value of the fund's total assets.

Underwriting

For Cash Portfolio:

The fund may not act as an underwriter (except as it may be deemed such in a sale of restricted securities).

Statement of Additional Information

For Term Portfolio:

The fund may not underwrite any issue of securities, except to the extent that the purchase of bonds in accordance with the fund's investment objective, policies, and limitations, either directly from the issuer, or from an underwriter for an issuer, may be deemed to be underwriting.

Concentration

For Cash Portfolio:

The fund may not purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the government of the United States, its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of one or more issuers having their principal business activities in the same industry, provided, however, that it may invest more than 25% of its total assets in the obligations of banks. Neither finance companies as a group nor utility companies as a group are considered a single industry for purposes of this policy.

For purposes of the fund's concentration limitation discussed above, the fund may invest in obligations of banks as permitted pursuant to North Carolina General Statute 159-30 (the Statute) and 20 North Carolina Administrative Code 3.0703 (the Code). Fidelity Management & Research Company (FMR) limits the fund's investments in domestic bank obligations to those banks having total assets in excess of one billion dollars and subject to regulation by the U.S. Government. FMR may also invest the fund's assets in certificates of deposit issued by banks insured by the FDIC having total assets of less than one billion dollars, provided that the fund will at no time own more than an aggregate of $100,000 in principal and interest obligations (or any higher principal amount or principal and interest which in the future may be fully covered by FDIC insurance) of any one such issuer.

For purposes of the fund's concentration limitation discussed above, FMR may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third party classification provider used by FMR does not assign a classification.

For Term Portfolio:

The fund may not purchase the securities of any issuer (except the United States government, its agencies or instrumentalities or securities which are backed by the full faith and credit of the United States) if, as a result, more than 25% of total fund assets would be invested in any one industry.

For purposes of the fund's concentration limitation discussed above, FMR may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third party classification provider used by FMR does not assign a classification.

Real Estate

For Cash Portfolio:

The fund may not buy or sell real estate.

For Term Portfolio:

The fund may not purchase or sell real estate, but this shall not prevent the fund from investing in bonds or other obligations secured by real estate or interests therein.

Statement of Additional Information

Commodities

For Cash Portfolio:

The fund may not buy or sell commodities, or commodity (futures) contracts.

For Term Portfolio:

The fund may not purchase or sell commodities or commodity contracts.

Loans

For Cash Portfolio:

The fund may not make loans to other persons, except (i) by the purchase of debt obligations in which the fund is authorized to invest in accordance with its investment objective, and (ii) by engaging in "qualified repurchase agreements." In addition, the fund may lend its portfolio securities to broker-dealers or other institutional investors, provided that the borrower delivers cash or cash equivalent collateral to the fund and agrees to maintain such collateral so that it equals at least 100% of the value of the securities loaned. Any such securities loan may not be made if, as a result thereof, the aggregate value of all securities loaned exceeds 33 1/3% of the total assets of the fund.

For Term Portfolio:

The fund may not make loans, except (i) by the purchase of a portion of an issue of debt securities in accordance with its investment objective, policies, and limitations, and (ii) by engaging in repurchase agreements and loan transactions with respect to such debt obligations if, as a result thereof, not more than 33 1/3% of the fund's total assets (taken at current value) would be subject to loan transactions.

Securities of other Investment Companies

For each fund:

The fund may not purchase the securities of other investment companies or investment trusts.

Oil, Gas, and Mineral Exploration Programs

For each fund:

The fund may not invest in oil, gas, or other mineral exploration or development programs.

Put and Call Options

For Cash Portfolio:

The fund may not write or purchase any put or call option.

For Term Portfolio:

The fund may not write or purchase any put or call options or any combinations thereof.

Investing for Control or Management

For Cash Portfolio:

The fund may not invest in companies for the purpose of exercising control or management.

The fund may not purchase or retain the securities of any issuer, any of whose officers, directors, or securityholders is a Trustee, director, or officer of the fund or of its investment adviser, if or so long as the Trustees, directors, and officers of the fund and of its investment adviser together own beneficially more than 5% of any class of securities of such issuer.

Statement of Additional Information

The following investment limitations are not fundamental and may be changed without shareholder approval.

Diversification

For Cash Portfolio:

The fund does not currently intend to purchase a security (other than obligations issued or guaranteed as to principal and interest by the government of the United States, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of a single issuer; provided that, with respect to certificates of deposit and bankers' acceptances, the fund may invest up to 10% of its total assets in the first tier securities of a single issuer for up to three business days.

For purposes of the fund's diversification limitation discussed above, certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.

Borrowing

For Term Portfolio:

The fund does not currently intend to borrow money, except from a bank for temporary or emergency purposes (not for leveraging or investment) in an amount not to exceed one-third of the current value of the total assets of the fund (including the amount borrowed) less its liabilities (not including the amount borrowed) at the time the borrowing is made. (If at any time the fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will be promptly (within three days) reduced to the extent necessary to comply with the limitation. The fund will borrow only to facilitate redemptions requested by shareholders which might otherwise require untimely disposition of portfolio securities and will not purchase securities while borrowings are outstanding).

The fund's borrowing limitation discussed above is construed in conformity with the 1940 Act; accordingly, "three days" means three business days, exclusive of Sundays and holidays.

Illiquid Securities

For Cash Portfolio:

The fund does not currently intend to purchase any security if, as a result, more than 5% of its total assets would be invested in securities that are deemed to be illiquid because they cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to it by the fund.

For purposes of the fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 5% of its total assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For Term Portfolio:

The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of the fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Statement of Additional Information

Loans

For each fund:

The fund does not currently intend to engage in securities lending and will do so only when the Trustees determine that it is advisable and appropriate.

Each fund's investments must be consistent with its investment objective and policies. Accordingly, not all of the security types and investment techniques discussed below are eligible investments for each of the funds.

Affiliated Bank Transactions. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

Asset-Backed Securities represent interests in pools of mortgages, loans, receivables, or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.

Restriction: A fund may invest in asset-backed securities as permitted pursuant to the Statute and the Code.

Borrowing. Each fund may borrow from banks. If Term Portfolio borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off.

Cash Management. A fund may hold uninvested cash or may invest it in cash equivalents such as money market securities or repurchase agreements. Generally, these securities offer less potential for gains than other types of securities.

Dollar-Weighted Average Maturity is derived by multiplying the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of a fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

Under certain circumstances, a fund may invest in nominally long-term securities that have maturity shortening features of shorter-term securities, and the maturities of these securities may be deemed to be earlier than their ultimate maturity dates by virtue of an existing demand feature or an adjustable interest rate. Under other circumstances, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of mortgage securities, including collateralized mortgage obligations, and some asset-backed securities are determined on a weighted average life basis, which is the average time for principal to be repaid. For a mortgage security, this average time is calculated by estimating the timing of principal payments, including unscheduled prepayments, during the life of the mortgage. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity.

Duration of a bond is a measure of the approximate sensitivity of a bond's price to changes in interest rates. Duration is expressed in years. Except for zero coupon bonds, duration is generally shorter than maturity because much of a bond's return consists of interest paid prior to the maturity date. Bonds with longer durations usually have more interest rate sensitivity and price volatility than bonds with shorter durations. Typically, if a bond had a duration of 5 years and interest rates rose 1%, the market value of the bond would decline 5%.

Statement of Additional Information

Financial Services Exposure. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Illiquid Securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid securities. Various factors may be considered in determining the liquidity of a fund's investments, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

Investment-Grade Debt Securities. Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by a credit rating agency registered as a nationally recognized statistical rating organization (NRSRO) with the SEC (for example, Moody's Investors Service, Inc.), or is unrated but considered to be of equivalent quality by FMR. For purposes of determining the maximum maturity of an investment-grade debt security, FMR may take into account normal settlement periods.

Money Market Securities are high-quality, short-term obligations. Money market securities may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by a fund.

Mortgage Securities are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage securities, such as collateralized mortgage obligations (or "CMOs"), make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage securities are based on different types of mortgages, including those on commercial real estate or residential properties. Stripped mortgage securities are created when the interest and principal components of a mortgage security are separated and sold as individual securities. In the case of a stripped mortgage security, the holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying mortgage.

Fannie Maes and Freddie Macs are pass-through securities issued by Fannie Mae and Freddie Mac, respectively. Fannie Mae and Freddie Mac, which guarantee payment of interest and repayment of principal on Fannie Maes and Freddie Macs, respectively, are federally chartered corporations supervised by the U.S. Government that act as governmental instrumentalities under authority granted by Congress. Fannie Mae and Freddie Mac are authorized to borrow from the U.S. Treasury to meet their obligations. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government.

Statement of Additional Information

The value of mortgage securities may change due to shifts in the market's perception of issuers and changes in interest rates. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage securities are subject to prepayment risk, which is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security's effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The prices of stripped mortgage securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage securities.

To earn additional income for a fund, FMR may use a trading strategy (commonly known as "mortgage dollar rolls") that involves selling mortgage securities, realizing a gain or loss, and simultaneously agreeing to purchase mortgage securities on a later date at a set price. During the period between the sale and repurchase in a mortgage dollar roll transaction, the fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities that are permissible investments for the fund. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase securities may be limited. This trading strategy may increase interest rate exposure and result in an increased portfolio turnover rate which increases costs and may increase taxable gains.

Restriction: A fund may invest in mortgage securities as permitted pursuant to the Statute and the Code.

Municipal Securities are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be issued in anticipation of future revenues and may be backed by the full taxing power of a municipality, the revenues from a specific project, or the credit of a private organization. The value of some or all municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders. A municipal security may be owned directly or through a participation interest.

Restriction: A fund may invest in municipal securities as permitted pursuant to the Statute and the Code.

NRSROs. The Board of Trustees has designated each of the following NRSROs as a "designated NRSRO" pursuant to Rule 2a-7 under the 1940 Act: DBRS Ltd.; Fitch, Inc.; Moody's Investors Service, Inc.; and Standard & Poor's Ratings Services.

Preferred Securities represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Put Features entitle the holder to sell a security back to the issuer or a third party at any time or at specified intervals. In exchange for this benefit, a fund may accept a lower interest rate. Securities with put features are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.

Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. The funds will engage in repurchase agreement transactions with a broker or dealer that is a dealer recognized as a primary dealer by the Federal Reserve Bank, or any commercial bank, trust company, or national banking association, the deposits of which are insured by the Federal Deposit Insurance Corporation (FDIC) or any successor thereof, provided that these parties' creditworthiness has been reviewed and found satisfactory by FMR.

Statement of Additional Information

Restricted Securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Sources of Liquidity or Credit Support. Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, swaps, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. For purposes of making initial and ongoing minimal credit risk determinations, FMR and its affiliates may rely on their evaluation of the credit of the issuer or the credit of the liquidity or credit enhancement provider. In evaluating the credit of a foreign bank or other foreign entities, factors considered may include whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the issuer and/or entity providing the enhancement could affect the value of the security or a fund's share price.

Stripped Securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

Temporary Defensive Policies. Term Portfolio reserves the right to invest without limitation in investment-grade money market or short-term debt instruments for temporary, defensive purposes.

Cash Portfolio reserves the right to hold a substantial amount of uninvested cash for temporary, defensive purposes.

Transfer Agent Bank Accounts. Proceeds from shareholder purchases of a Fidelity fund pass through a series of demand deposit bank accounts before being held at the fund's custodian. Redemption proceeds will pass from the custodian to the shareholder through a similar series of bank accounts. The bank accounts are registered to the transfer agent or an affiliate, who acts as an agent for the funds when opening, closing and conducting business in the bank accounts. The transfer agent or an affiliate may invest overnight balances in the accounts in repurchase agreements. Any balances that are not invested in repurchase agreements remain in the bank accounts overnight. Any risks associated with these accounts are investment risks of the funds. A fund faces the risk of loss of these balances if the bank becomes insolvent.

Variable and Floating Rate Securities provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate or the issuer's credit quality, sometimes subject to a cap or floor on such rate. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries. For purposes of determining the maximum maturity of a variable or floating rate security, FMR may take into account normal settlement periods.

When-Issued and Forward Purchase or Sale Transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.

Statement of Additional Information

When purchasing securities pursuant to one of these transactions, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with a fund's investments. If a fund remains substantially fully invested at a time when a purchase is outstanding, the purchases may result in a form of leverage. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss.

A fund may renegotiate a when-issued or forward transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund.

Zero Coupon Bonds do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

PORTFOLIO TRANSACTIONS

Orders for the purchase or sale of portfolio securities are placed on behalf of a fund by FMR pursuant to authority contained in the management contract. To the extent that FMR grants investment management authority to a sub-adviser (see the section entitled "Management Contracts"), that sub-adviser is authorized to provide the services described in the respective sub-advisory agreement, and in accordance with the policies described in this section.

FMR or a sub-adviser may be responsible for the placement of portfolio securities transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion.

Purchases and sales of equity securities on a securities exchange or over-the-counter (OTC) are effected through brokers who receive compensation for their services. Generally, compensation relating to securities traded on foreign exchanges will be higher than compensation relating to securities traded on U.S. exchanges and may not be subject to negotiation. Compensation may also be paid in connection with principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network (ECN) or an alternative trading system. Equity securities may be purchased from underwriters at prices that include underwriting fees.

Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal. Although there is no stated brokerage commission paid by a fund for any fixed-income security, the price paid by a fund to an underwriter includes the disclosed underwriting fee and prices in secondary trades usually include an undisclosed dealer commission or markup reflecting the spread between the bid and ask prices of the fixed-income security. New issues of equity and fixed-income securities may also be purchased in underwritten fixed price offerings.

The Trustees of each fund periodically review FMR's performance of its responsibilities in connection with the placement of portfolio securities transactions on behalf of each fund.

The Trustees also review the compensation paid by each fund over representative periods of time to determine if it was reasonable in relation to the benefits to the fund.

The Selection of Securities Brokers and Dealers

FMR or its affiliates generally have authority to select securities brokers (whether acting as a broker or a dealer) with which to place a fund's portfolio securities transactions. In selecting securities brokers, including affiliates of FMR, to execute a fund's portfolio securities transactions, FMR or its affiliates consider the factors they deem relevant in the context of a particular trade and in regard to FMR's or its affiliates' overall responsibilities with respect to the fund and other investment accounts, including any instructions from the fund's portfolio manager, which may emphasize, for example, speed of execution over other factors. Based on the factors considered, FMR or its affiliates may choose to execute an order using ECNs, including algorithmic trading, crossing networks, direct market access and program trading, or by actively working an order. Other possibly relevant factors may include, but are not limited to, the following: price; the size and type of the securities transaction; the reasonableness of compensation to be paid, including spreads and commission rates; the speed and certainty of trade executions, including broker willingness to commit capital; the nature and characteristics of the markets for the security to be purchased or sold, including the degree of specialization of the broker in such markets or securities; the availability of liquidity in the security, including the liquidity and depth afforded by a market center or market-maker; the reliability of a market center or broker; the broker's overall trading relationship with FMR or its affiliates; the trader's assessment of whether and how closely the broker likely will follow the trader's instructions to the broker; the degree of anonymity that a particular broker or market can provide; the potential for avoiding or lessening market impact; the execution services rendered on a continuing basis; the execution efficiency, settlement capability, and financial condition of the firm; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services, if applicable.

Statement of Additional Information

The trading desks through which FMR or its affiliates may execute trades are instructed to execute portfolio transactions on behalf of the funds based on the quality of execution without any consideration of brokerage and research products and services the broker or dealer may provide. The administration of brokerage and research products and services is managed separately from the trading desks, which means that traders have no responsibility for administering soft dollar activities.

In seeking best qualitative execution for portfolio securities transactions, FMR or its affiliates may select a broker that uses a trading method, including algorithmic trading, for which the broker may charge a higher commission than its lowest available commission rate. FMR or its affiliates also may select a broker that charges more than the lowest available commission rate available from another broker. FMR or its affiliates may execute an entire securities transaction with a broker and allocate all or a portion of the transaction and/or related commissions to a second broker where a client does not permit trading with an affiliate of FMR or in other limited situations. In those situations, the commission rate paid to the second broker may be higher than the commission rate paid to the executing broker. For futures transactions, the selection of a futures commission merchant (FCM) is generally based on the overall quality of execution and other services provided by the FCM. FMR or its affiliates may choose to execute futures transactions electronically.

FMR may enter into trading services agreements with its affiliates to facilitate transactions in non-United States markets. Therefore, transactions in overseas markets may be executed by FMR's affiliates.

The Acquisition of Brokerage and Research Products and Services

Brokers (who are not affiliates of FMR) that execute transactions for a fund may receive higher compensation from the fund than other brokers might have charged the fund, in recognition of the value of the brokerage or research products and services they provide to FMR or its affiliates.

Research Products and Services. These products and services may include: economic, industry, company, municipal, sovereign (U.S. and non-U.S.), legal, or political research reports; market color; company meeting facilitation; compilation of securities prices, earnings, dividends and similar data; quotation services, data, information and other services; analytical computer software and services; and investment recommendations. In addition to receiving brokerage and research products and services via written reports and computer-delivered services, such reports may also be provided by telephone and in-person meetings with securities analysts, corporate and industry spokespersons, economists, academicians and government representatives and others with relevant professional expertise. FMR or its affiliates may request that a broker provide a specific proprietary or third-party product or service. Some of these brokerage and research products and services supplement FMR's or its affiliates' own research activities in providing investment advice to the funds.

Statement of Additional Information

Execution Services. In addition, brokerage and research products and services may include those that assist in the execution, clearing, and settlement of securities transactions, as well as other incidental functions (including, but not limited to, communication services related to trade execution, order routing and algorithmic trading, post-trade matching, exchange of messages among brokers or dealers, custodians and institutions, and the use of electronic confirmation and affirmation of institutional trades).

Mixed-Use Products and Services. Although FMR or its affiliates do not use fund commissions to pay for products or services that do not qualify as brokerage and research products and services, they may use commission dollars to obtain certain products or services that are not used exclusively in FMR's or its affiliates' investment decision-making process (mixed-use products or services). In those circumstances, FMR or its affiliates will make a good faith judgment to evaluate the various benefits and uses to which they intend to put the mixed-use product or service, and will pay for that portion of the mixed-use product or service that does not qualify as brokerage and research products and services with their own resources (referred to as "hard dollars").

Benefit to FMR. FMR's or its affiliates' expenses likely would be increased if they attempted to generate these additional brokerage and research products and services through their own efforts, or if they paid for these brokerage and research products or services with their own resources. To minimize the potential for conflicts of interest, the trading desks through which FMR or its affiliates may execute trades are instructed to execute portfolio transactions on behalf of the funds based on the quality of execution without any consideration of brokerage and research products and services the broker or dealer may provide. The administration of brokerage and research products and services is managed separately from the trading desks, which means that traders have no responsibility for administering soft dollar activities. Furthermore, certain of the brokerage and research products and services that FMR or its affiliates receive are furnished by brokers on their own initiative, either in connection with a particular transaction or as part of their overall services. Some of these brokerage and research products or services may be provided at no additional cost to FMR or its affiliates or have no explicit cost associated with them. In addition, FMR or its affiliates may request that a broker provide a specific proprietary or third-party product or service, certain of which third-party products or services may be provided by a broker that is not a party to a particular transaction and is not connected with the transacting broker's overall services.

FMR's Decision-Making Process. In connection with the allocation of fund brokerage, FMR or its affiliates make a good faith determination that the compensation paid to brokers and dealers is reasonable in relation to the value of the brokerage and/or research products and services provided to FMR or its affiliates, viewed in terms of the particular transaction for a fund or FMR's or its affiliates' overall responsibilities to a fund or other investment companies and investment accounts for which FMR or its affiliates have investment discretion; however, each brokerage and research product or service received in connection with a fund's brokerage may not benefit the fund. While FMR or its affiliates may take into account the brokerage and/or research products and services provided by a broker or dealer in determining whether compensation paid is reasonable, neither FMR, its affiliates, nor the funds incur an obligation to any broker, dealer, or third party to pay for any brokerage and research product or service (or portion thereof) by generating a specific amount of compensation or otherwise. Typically, these brokerage and research products and services assist FMR or its affiliates in terms of their overall investment responsibilities to a fund or any other investment companies and investment accounts for which FMR or its affiliates have investment discretion. Certain funds or investment accounts may use brokerage commissions to acquire brokerage and research products and services that may also benefit other funds or accounts managed by FMR or its affiliates.

Research Contracts. FMR or its affiliates have arrangements with certain third-party research providers and brokers through whom FMR or its affiliates effect fund trades, whereby FMR or its affiliates may pay with fund commissions or hard dollars for all or a portion of the cost of research products and services purchased from such research providers or brokers. If hard dollar payments are used, FMR or its affiliates may still cause a fund to pay more for execution than the lowest commission rate available from the broker providing research products and services to FMR or its affiliates, or that may be available from another broker. FMR or its affiliates view hard dollar payments for research products and services as likely to reduce a fund's total commission costs even though it is expected that in such hard dollar arrangements the commissions available for recapture and used to pay fund expenses, as described below, will decrease. FMR's or its affiliates' determination to pay for research products and services separately, rather than bundled with fund commissions, is wholly voluntary on FMR's or its affiliates' part and may be extended to additional brokers or discontinued with any broker participating in this arrangement.

Statement of Additional Information

Commission Recapture

FMR or its affiliates may allocate brokerage transactions to brokers (who are not affiliates of FMR) who have entered into arrangements with FMR or its affiliates under which the broker, using a predetermined methodology, rebates a portion of the compensation paid by a fund to offset that fund's expenses. Not all brokers with whom a fund trades have been asked to participate in brokerage commission recapture.

Affiliated Transactions

FMR or its affiliates may place trades with certain brokers, including National Financial Services LLC (NFS), with whom they are under common control, provided FMR or its affiliates determine that these affiliates' trade execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms. In addition, FMR or its affiliates may place trades with brokers that use NFS as a clearing agent.

Non-U.S. Securities Transactions

To facilitate trade settlement and related activities in non-United States securities transactions, FMR or its affiliates may effect spot foreign currency transactions with foreign currency dealers.

Trade Allocation

Although the Trustees and officers of each fund are substantially the same as those of other funds managed by FMR or its affiliates, investment decisions for each fund are made independently from those of other funds or investment accounts (including proprietary accounts) managed by FMR or its affiliates. The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, or an affiliate thereof, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security, including a futures contract, the prices and amounts are allocated in accordance with procedures believed by FMR to be appropriate and equitable to each fund or investment account. In some cases this could have a detrimental effect on the price or value of the security as far as a fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds.

Commissions Paid

A fund may pay compensation including both commissions and spreads in connection with the placement of portfolio transactions. The amount of brokerage commissions paid by a fund may change from year to year because of, among other things, changing asset levels, shareholder activity, and/or portfolio turnover.

For the fiscal periods ended June 30, 2011 and 2010, the portfolio turnover rates were 71% and 202%, respectively, for Term Portfolio. Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions, and/or changes in FMR's investment outlook.

During the fiscal year ended June 30, 2011, each fund held securities issued by one or more of its regular brokers or dealers or a parent company of its regular brokers or dealers. The following table shows the aggregate value of the securities of the regular broker or dealer or parent company held by a fund as of the fiscal year ended June 30, 2011.

Statement of Additional Information

Fund	Regular Broker or Dealer	Aggregate Value of Securities Held
Cash Portfolio	Barclays PLC	$ 49,988,128
	Credit Suisse Group	$ 89,982,667
	Societe Generale	$ 88,966,615
	UBS AG	$ 71,994,000
Term Portfolio	Intesa Sanpaolo SPA	$ 2,997,128
	BNP Paribas	$ 999,470

For the fiscal years ended June 30, 2011, 2010, and 2009, each fund paid no brokerage commissions.

During the fiscal year ended June 30, 2011, each fund paid no brokerage commissions to firms for providing research or brokerage services.

During the twelve-month period ended March 31, 2011, each fund did not allocate brokerage commissions to firms for providing research or brokerage services.

VALUATION

Each fund's net asset value per share (NAV) is the value of a single share. The NAV of each fund is computed by adding the value of the fund's investments, cash, and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding.

The Board of Trustees has ultimate responsibility for pricing, but has delegated day-to-day valuation oversight responsibilities to FMR. FMR has established the FMR Fair Value Committee (FMR Committee) to fulfill these oversight responsibilities.

Term Portfolio.

Portfolio securities and assets held by the fund are valued as follows:

Debt securities and other assets for which market quotations are readily available may be valued at market values in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the fund may use various pricing services or discontinue the use of any pricing service.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued at amortized cost, which approximates current value.

Other portfolio securities and assets for which market quotations or information furnished by a pricing service are not readily available or, in the opinion of the FMR Committee, are deemed unreliable will be fair valued in good faith by the FMR Committee in accordance with applicable fair value pricing policies. For example, if, in the opinion of the FMR Committee, a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, that security will be fair valued in good faith by the FMR Committee in accordance with applicable fair value pricing policies. In fair valuing a security, the FMR Committee may consider factors including price movements in futures contracts and American Depositary Receipts (ADRs), market and trading trends, the bid/ask quotes of brokers, and off-exchange institutional trading.

Statement of Additional Information

Cash Portfolio.

Portfolio securities and assets held by the fund are valued on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price the fund would receive if it sold the instrument.

At such intervals as they deem appropriate, the Trustees consider the extent to which NAV calculated using market valuations would deviate from the $1.00 per share calculated using amortized cost valuation. If the Trustees believe that a deviation from the fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.

BUYING, SELLING, AND EXCHANGING INFORMATION

A fund may make redemption payments in whole or in part in readily marketable securities or other property, valued for this purpose as they are valued in computing each fund's NAV, if FMR determines it is in the best interests of the fund. Shareholders that receive securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences.

Each fund, in its discretion, may determine to issue its shares in kind in exchange for securities held by the purchaser having a value, determined in accordance with the fund's policies for valuation of portfolio securities, equal to the purchase price of the fund shares issued. A fund will accept for in-kind purchases only securities or other instruments that are appropriate under its investment objective and policies. In addition, a fund generally will not accept securities of any issuer unless they are liquid, have a readily ascertainable market value, and are not subject to restrictions on resale. All dividends, distributions, and subscription or other rights associated with the securities become the property of the fund, along with the securities. Shares purchased in exchange for securities in kind generally cannot be redeemed for fifteen days following the exchange to allow time for the transfer to settle.

DISTRIBUTIONS AND TAXES

Most investors in the funds will be "political subdivisions" of the State of North Carolina. Section 115(1) of the Internal Revenue Code, as amended (Internal Revenue Code), provides in part that gross income does not include income derived from the exercise of any essential governmental function and accruing to a state or any of its political subdivisions. The receipt of revenue from each fund for the benefit of a political subdivision investing in the fund may constitute an exercise of an essential governmental function. A portion of the earnings derived from funds that are subject to the arbitrage limitations or rebate requirements of the Internal Revenue Code may be required to be paid to the U.S. Treasury as computed in accordance with those requirements.

Although most investors in each fund will be tax-exempt entities, the information that follows pertains to taxable and tax-exempt investors who must account for income and gains that may result from certain shareholder transactions.

Dividends. Because each fund's income is primarily derived from interest, dividends from the fund generally will not qualify for the dividends-received deduction available to corporate shareholders or the long-term capital gains tax rates available to individuals. Short-term capital gains are taxable at ordinary income tax rates.


Statement of Additional Information

Capital Gain Distributions. Each fund's long-term capital gain distributions are federally taxable to shareholders generally as capital gains. Cash Portfolio may distribute any net realized capital gains once a year or more often (as legally permissible), as necessary.

State and Local Tax Issues. For mutual funds organized as business trusts, state law provides for a pass-through of the state and local income tax exemption afforded to direct owners of U.S. Government securities. Some states limit this pass-through to mutual funds that invest a certain amount in U.S. Government securities, and some types of securities, such as repurchase agreements and some agency-backed securities, may not qualify for this benefit. The tax treatment of your dividends from a fund will be the same as if you directly owned a proportionate share of the U.S. Government securities. Because the income earned on certain U.S. Government securities is exempt from state and local personal income taxes, the portion of dividends from a fund attributable to these securities will also be free from state and local personal income taxes. The exemption from state and local personal income taxation does not preclude states from assessing other taxes on the ownership of U.S. Government securities.

Tax Status of the Funds. Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis (if the fiscal year is other than the calendar year), and intends to comply with other tax rules applicable to regulated investment companies.

Other Tax Information. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax consequences. It is up to you or your tax preparer to determine whether the sale of shares of a fund resulted in a capital gain or loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable to their particular tax situation.

TRUSTEES AND OFFICERS

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Each of the Trustees oversees two funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Board of Trustees has adopted a statement of policy that describes the experience, qualifications, attributes and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). With respect to the criteria for selecting Independent Trustees, it is expected that all candidates will possess the following minimum qualifications: i) unquestioned personal integrity; ii) not an interested person of FMR or its affiliates within the meaning of the 1940 Act; iii) does not have a material relationship (e.g., commercial, banking, consulting, legal, or accounting) that could create an appearance of lack of independence in respect of FMR and its affiliates; iv) has the disposition to act independently in respect of FMR and its affiliates and others in order to protect the interests of the funds and all shareholders; v) ability to attend regularly scheduled meetings during the year; vi) demonstrates sound business judgment gained through broad experience in significant positions where the candidate has dealt with management, technical, financial, or regulatory issues; vii) sufficient financial or accounting knowledge to add value in the complex financial environment of the funds; viii) experience on corporate or other institutional oversight bodies having similar responsibilities, but which board memberships or other relationships could not result in business or regulatory conflicts with the funds; ix) capacity for the hard work and attention to detail that is required to be an effective Independent Trustee in light of the funds' complex regulatory, operational, and marketing setting; and x) understanding of the economy of North Carolina and the financing needs of North Carolina counties and municipalities. The Board may determine that a candidate who does not have the type of previous experience or knowledge referred to above should nevertheless be considered as a nominee if the Board finds that the candidate has additional qualifications such that his or her qualifications, taken as a whole, demonstrate the same level of fitness to serve as an Independent Trustee. The Board believes that each Trustee satisfied at the time he was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Board of Trustees may also engage professional search firms to help identify potential Independent Trustee candidates with experience, qualifications, attributes and skills consistent with the Statement of Policy. Additional criteria based on the composition and skills of the current Independent Trustees as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments may be considered by a professional search firm and the Board of Trustees. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Statement of Additional Information

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Thomas P. Hollowell is an Independent Trustee and currently serves as Chairman. The Trustees have determined that an independent Chairman is appropriate and benefits shareholders. In his capacity as Chairman, Mr. Hollowell (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees; and (ii) with management, prepares agendas for Board meetings. The Independent Trustees also meet regularly in executive session.

The Trustees oversee two funds that are offered exclusively to certain governmental entities of the State of North Carolina. The Trustees primarily operate as a full Board, but have also established one standing committee, the Audit Committee, to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. Board oversight of different aspects of the funds' activities is exercised primarily through the full Board, but also through the Audit Committee. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, and the funds' Treasurer and portfolio management personnel, make periodic reports to the Board and Audit Committee, as appropriate. The responsibilities of the Audit Committee, including its oversight responsibilities, are described further under "Audit Committee".

Statement of Additional Information

Independent Trustees:

Correspondence intended for each Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Thomas P. Hollowell (67)

Year of Election or Appointment: 2003

Chair of the Board (2008-present). Mr. Hollowell is a member of the Board of Faison Enterprises Inc. (real estate development), and Advisory Director of Fidus Partners (investment banking, 2008-present). Previously, Mr. Hollowell served as Senior Managing Director of Fidus Partners (2004-2008) and Chairman of the College of William and Mary Foundation (2003-2005).

James B. Hyler, Jr. (63)

Year of Election or Appointment: 2010

Mr. Hyler served as Director (1988-2008), Vice Chairman and Chief Operating Officer of First Citizens Bank (1994-2008), where he spent 28 years in various financial and operational management positions. Mr. Hyler also served on the Board of the North Carolina Chamber (1994-2009) and the Board of Trustees of the University of North Carolina Healthcare System (2000-2007; 2008-2011). Currently, Mr. Hyler serves on the Board of Directors for Progress Energy (2008-present), Investors Management Corporation (2008-present), Biologics, Inc. (pharmaceuticals; 2009-present), Peter Millar (clothing; 2009-present), Prometheus Group (software; 2010-present), and on the Board of Trustees for Rex Healthcare (1990-2003; 2007-present). Mr. Hyler also serves as President (2010-present) of the United States Golf Association and as a member of the Executive Committee (2004-present).

E. Norris Tolson (71)

Year of Election or Appointment: 2008

Mr. Tolson serves as President and Chief Executive Officer (2007-present), a Director (1997-present), and an Executive Committee member (2000-present) of the North Carolina Biotechnology Center. Mr. Tolson also serves as a member of the North Carolina State University Board of Trustees (2009-present), as well as the North Carolina State University Alumni Association Board (2007-present), and the North Carolina State University College of Agriculture and Life Sciences Alumni and Friends Society Board (1998-present).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Statement of Additional Information

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President (2011-present), Treasurer and Chief Financial Officer of Cash Portfolio and Term Portfolio. Mr. Hebble also serves as Assistant Treasurer of Fidelity's Equity and High Income Funds (2009-present), President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of Fidelity Investments.

J. Calvin Rivers, Jr. (65)

Year of Election or Appointment: 2001

Vice President of Cash Portfolio and Term Portfolio. Mr. Rivers also serves as President of Capital Management of the Carolinas, Inc. Previously, Mr. Rivers served as a Director of Bojangle's Inc. (fast-food restaurant chain, 2001-2007) and a Director of the Board of Trustees of the Teachers' and State Employees' Retirement System (2002-2005).

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of Cash Portfolio and Term Portfolio. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of the Fidelity funds (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of Cash Portfolio and Term Portfolio. Ms. Laurent also serves as AML Officer of the Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Cash Portfolio and Term Portfolio. Mr. Whitaker also serves as Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Margaret A. Carey (37)

Year of Election or Appointment: 2008

Assistant Secretary of Cash Portfolio and Term Portfolio (2008-present). Ms. Carey is also Assistant Secretary of certain Fidelity funds (2009-present) and an employee of Fidelity Investments (2004-present).

The Board of Trustees meets periodically throughout the year to facilitate the timely and efficient consideration of all matters of importance to Independent Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements. The Board of Trustees conducts the majority of its business with the full board in attendance but has established one standing committee.

Audit Committee. The members of the Audit Committee are Independent Trustees. The Audit Committee is composed of Messrs. Hollowell (Chair), Hyler, and Tolson. At least one committee member will be an "audit committee expert" as defined by the SEC. The committee normally meets three times a year, or as required, in conjunction with meetings of the Board of Trustees. The committee meets separately, at least annually, with the trust's outside auditors. The committee has direct responsibility for the appointment, compensation and oversight of the work of any outside auditors employed by the trust. The committee assists the Trustees in overseeing and monitoring: (i) the systems of internal accounting and financial controls of the trust and the trust's service providers, (ii) the financial reporting process of the trust, (iii) the independence, objectivity, and qualification of the auditors to the trust, (iv) the annual independent audits of the trust's financial statements, and (v) the accounting policies and disclosures of the trust. It is responsible for approving, in advance, the provision by any outside auditor of any auditing services and any permitted non-audit services for the trust and the trust's affiliated service providers, approving all audit engagement fees and terms for the trust, resolving disagreements between the trust and any outside auditor regarding the trust's financial reporting, and has sole authority to hire or fire any auditor. The committee will obtain assurance of independence and objectivity from the outside auditors, including a formal written statement delineating all relationships between the auditor and the trust and any service providers consistent with Independent Standards Board Standard No. 1. The committee will also receive information on the qualifications of key personnel of the trust's outside auditors. It oversees and receives reports on the trusts service providers' internal controls and reviews the adequacy and effectiveness of the trust's service providers' accounting and financial controls, including: (i) any significant deficiencies in the design or operation of internal controls that could adversely affect the trust's ability to record, process, summarize, and report financial data; (ii) any material weakness in such internal controls; and (iii) any fraud, whether material or not, that involves management or other employees who have a significant role in the trust's internal controls. The committee reviews, at least annually, a report from the outside auditor describing any material issues raised by the most recent internal quality control or peer review of the auditing firm and any material issues raised by any inquiry or investigation by governmental or professional authorities of the auditing firm, and in each case any steps taken to deal with such issues. The committee will oversee and receive reports on the trust's financial reporting process, will discuss with management, the trust's Treasurer and outside auditors, their qualitative judgments about the appropriateness and acceptability of accounting principles and financial disclosure practices used or proposed for adoption by the trust, and will review with management, the trust's Treasurer and outside auditors the results of audits of the trust's financial statements. The committee will review periodically the trust's major internal controls exposures and the steps that have been taken to monitor and control such exposures. The committee will regularly review with the Board of Trustees issues with respect to the trust's investment compliance procedures, the code of ethics, and anti-money laundering compliance. During the fiscal year ended June 30, 2011, the committee held four meetings.

The trust does not have a nominating or compensation committee; such matters are considered by the full Board of Trustees, including the Independent Trustees, or, when applicable, by only the Independent Trustees. The Board of Trustees will consider nominees for Trustees recommended by shareholders. Recommendations should be submitted to the Independent Trustees in care of the Secretary of the trust.

Statement of Additional Information

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2010.

Independent Trustees

DOLLAR RANGE OF FUND SHARES	Thomas P. Hollowell	James B. Hyler, Jr.	E. Norris Tolson
Cash Portfolio	none	none	none
Term Portfolio	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	none	none	none

The following table sets forth information describing the compensation of each Trustee for his or her services for the fiscal year ended June 30, 2011.

Compensation Table

Trustees	Aggregate Compensation from Cash Portfolio	Aggregate Compensation from Term Portfolio	Total Compensation from the Fund ComplexA
Thomas P. Hollowell	$ 49,693	$ 807	$ 50,500
James B. Hyler, Jr.	$ 35,426	$ 574	$ 36,000
E. Norris Tolson	$ 35,426	$ 574	$ 36,000

A Reflects compensation received for two funds of one trust.

The Trustees and officers of each fund are not eligible investors in the funds. As of June 30, 2011, therefore, the Trustees and officers of each fund did not own any of the outstanding shares of the funds.

As of June 30, 2011, the following owned of record and/or beneficially 5% or more (up to and including 25%) of Term Portfolio's outstanding shares:

Fund Name	Owner Name	City	State	Ownership %
NCCMT: Term Portfolio	Watauga Medical Center	Boone	NC	15.33%
NCCMT: Term Portfolio	City of Charlotte	Charlotte	NC	12.91%
NCCMT: Term Portfolio	Cumberland County	Fayetteville	NC	10.54%
NCCMT: Term Portfolio	City of Burlington	Burlington	NC	7.70%
NCCMT: Term Portfolio	Town of Apex	Apex	NC	7.21%
NCCMT: Term Portfolio	City of Burlington	Burlington	NC	6.90%
NCCMT: Term Portfolio	Gaston-Lincoln Area	Gastonia	NC	6.72%
NCCMT: Term Portfolio	Brunswick County	Bolivia	NC	5.56%
NCCMT: Term Portfolio	Rockingham County	Wentworth	NC	5.12%

Statement of Additional Information

CONTROL OF INVESTMENT ADVISERS

FMR LLC, as successor by merger to FMR Corp., is the ultimate parent company of FMR, Fidelity Investments Money Management, Inc. (FIMM), Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Inc. (FMR Japan). The voting common shares of FMR LLC are divided into two series. Series B is held predominantly by members of the Edward C. Johnson 3d and Abigail P. Johnson family, directly or through trust and limited liability companies, and is entitled to 49% of the vote on any matter acted upon by the voting common shares. Series A is held predominantly by non-Johnson family member employees of FMR LLC and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Series B shareholders have entered into a shareholders' voting agreement under which all Series B shares will be voted in accordance with the majority vote of Series B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting securities of that company. Therefore, through their ownership of voting common shares and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR LLC.

At present, the primary business activities of FMR LLC and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.

FMR, FIMM, FMR U.K., FMR H.K., FMR Japan (the Investment Advisers), FDC, and the funds have adopted a code of ethics under Rule 17j-1 of the 1940 Act that sets forth employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing, and restricts certain transactions. Employees subject to the code of ethics, including Fidelity investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the funds.

MANAGEMENT CONTRACTS

Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

Management Services. Under the terms of its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, has overall responsibility for directing the investments of the fund in accordance with its investment objective, policies and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund who are also employees of FMR and all Trustees who are interested persons of the trust or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical and investment activities.

In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Management-Related Expenses. Under the terms of each fund's management contract, each fund is responsible for payment of all expenses other than those specifically payable by FMR. Expenses payable by FMR include expenses for typesetting, printing, and mailing proxy materials to shareholders and all other expenses of proxy solicitations and shareholder meetings, legal expenses, fees of the custodian and auditor, each fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. Each fund's management contract further provides that FMR will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each fund's transfer agent agreement, the transfer agent bears these costs. FMR also pays all fees associated with transfer agency services and pricing and bookkeeping services.

Statement of Additional Information

Each fund pays the following expenses: fees and expenses of the Independent Trustees, interest, taxes, brokerage commissions (if any), and such non-recurring expenses as may arise, including costs of any litigation to which a fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Management Fees. For the services of FMR under each management contract, each fund pays FMR a monthly management fee at the annual rate of 0.275% of the fund's average net assets through $1.0 billion; 0.245% of the fund's average net assets in excess of $1.0 billion through $2.0 billion; 0.215% of the fund's average net assets in excess of $2.0 billion through $6.0 billion; 0.205% of average net assets in excess of $6.0 billion through $10.0 billion; and 0.195% of average net assets in excess of $10.0 billion, throughout the month.

The management fee paid to FMR by each fund is reduced by an amount equal to the fees and expenses paid by the fund to the Independent Trustees.

The following table shows the amount of management fees paid by each fund to FMR for the past three fiscal years and waivers reducing management fees for each fund.

Fund	Fiscal Years Ended June 30	Management Fees Paid to FMR	Management Fees Waived by FMR
Cash Portfolio	2011	$ 10,276,110*	$ 1,590,835
	2010	$ 12,868,830*	$ 709,168
	2009	$ 15,384,889*	$ 427,908
Term Portfolio	2011	$ 195,140*	$ 4,970
	2010	$ 203,814*	$ 3,860
	2009	$ 194,493*	$ 4,764

* After reduction of fees and expenses paid by the fund to the Independent Trustees.

During the reporting period, FMR voluntarily agreed to waive a portion of each fund's management fee.

FMR may, from time to time, voluntarily reimburse all or a portion of a fund's operating expenses. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements by FMR will increase a fund's returns and yield, and repayment of the reimbursement by a fund will decrease its returns and yield.

Sub-Adviser - FIMM. On behalf of each fund, FMR has entered into a sub-advisory agreement with FIMM pursuant to which FIMM has day-to-day responsibility for choosing investments for each fund. Under the terms of the sub-advisory agreements, FMR, and not the funds, pays FIMM's fees.


Sub-Advisers - FMR U.K., FMR H.K., and FMR Japan. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR U.K., FMR H.K., and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR, and not the funds, pays the sub-advisers.

Statement of Additional Information

Kim Miller is the portfolio manager of Term Portfolio and receives compensation for his services. As of June 30, 2011, portfolio manager compensation generally consists of a base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index or within a custom peer group assigned to each fund or account, and (ii) the investment performance of FMR taxable money market funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to three years for the comparison to a benchmark index or rolling periods of up to three years for the comparison to a custom peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. Effective August 1, 2011, the portion of the portfolio manager's bonus that is linked to the investment performance of Term Portfolio is based on the pre-tax investment performance of the fund measured against the Barclays Capital® 3-6 Month U.S. Treasury Bill Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

Statement of Additional Information

The following table provides information relating to other accounts managed by Mr. Miller as of June 30, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	1	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 461	$ 1,087	$ 1,561
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Term Portfolio ($60 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of June 30, 2011, the dollar range of shares of Term Portfolio beneficially owned by Mr. Miller was none.

DISTRIBUTION SERVICES

Each fund has entered into a distribution agreement with FDC, an affiliate of FMR. The principal business address of FDC is 82 Devonshire Street, Boston, Massachusetts 02109. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the funds, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.

FDC in turn has entered into a distribution and service agent agreement with CMC, headquartered in Charlotte, NC. Under the terms of the agreement, CMC has assumed from FDC primary responsibility for the distribution of each fund's shares.

The Trustees have approved Distribution and Service Plans with respect to shares of each fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow shares of the funds and FMR to incur certain expenses that might be considered to constitute indirect payment by the funds of distribution expenses.

Under each Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Plan specifically recognizes that FMR will use its management fee to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services.

Pursuant to each Plan, FMR pays FDC a monthly 12b-1 fee at an annual rate according to the following schedule: 0.080% of average net assets through $2.0 billion; 0.070% of average net assets in excess of $2.0 billion through $6.0 billion; 0.065% of average net assets in excess of $6.0 billion through $10.0 billion; and 0.060% of average net assets in excess of $10.0 billion. In turn, pursuant to each distribution and service agent agreement, FDC pays CMC a monthly 12b-1 fee at an annual rate according to the following schedule: 0.080% of average net assets through $2.0 billion; 0.070% of average net assets in excess of $2.0 billion through $6.0 billion; 0.065% of average net assets in excess of $6.0 billion through $10.0 billion; and 0.060% of average net assets in excess of $10.0 billion. Average net assets are determined at the close of business on each day throughout the month. Effective January 1, 2007, CMC voluntarily agreed to waive 0.005% of the 12b-1 fee paid to them by FDC. FMR, FDC, or CMC may voluntarily waive 12b-1 fees from time to time. These arrangements may be discontinued at any time.

Statement of Additional Information

For the fiscal year ended June 30, 2011, FMR paid FDC 12b-1 fees of $2,192,397 on behalf of Cash Portfolio and $53,822 on behalf of Term Portfolio, all of which FDC paid CMC.

Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the fund and its shareholders. In particular, the Trustees noted that each Plan does not authorize payments by shares of the fund other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of shares of the fund, additional sales of shares of the fund or stabilization of cash flows may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.

If you have purchased shares of a fund through an investment professional, please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

TRANSFER AND SERVICE AGENT AGREEMENTS

Each fund has entered into a transfer agent agreement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, which is located at 82 Devonshire Street, Boston, Massachusetts 02109. Under the terms of the agreements, FIIOC (or an agent, including an affiliate) performs transfer agency services for shares of each fund.

For providing transfer agency services, FIIOC receives an asset-based fee, calculated and paid monthly on the basis of average daily net assets, with respect to each account in a fund.

FIIOC also may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, maintaining fund positions with low balances, checkwriting, wire transactions, and providing historical account research.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Each fund has entered into a service agent agreement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR (or an agent, including an affiliate). Under the terms of the agreement, FSC calculates the NAV and dividends for each fund and maintains each fund's portfolio and general accounting records.

For providing pricing and bookkeeping services, FSC receives a monthly fee based on each fund's average daily net assets throughout the month.

FMR bears the cost of transfer agency services and pricing and bookkeeping services under the terms of its management contract with each fund.

DESCRIPTION OF THE TRUST

Trust Organization. Cash Portfolio and Term Portfolio are funds of The North Carolina Capital Management Trust, an open-end management investment company created under an initial declaration of trust dated April 26, 1982. Currently, there are two funds offered in The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio. The Trustees are permitted to create additional funds in the trust and to create additional classes of the funds.

The assets of the trust received for the issue or sale of shares of each of its funds and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund. Any general expenses of the trust shall be allocated between or among any one or more of its funds.

Statement of Additional Information

Shareholder Liability. The trust is an entity commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust.

The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust shall include a provision limiting the obligations created thereby to the trust and its assets.

The Declaration of Trust provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.

Voting Rights. Each fund's capital consists of shares of beneficial interest. As a shareholder, you are entitled to one vote for each share you own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

The trust or a fund may be terminated upon the sale of its assets to another open-end management investment company, or upon liquidation and distribution of its assets, if approved by a vote of shareholders of the trust or the fund. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund, shareholders of that fund are entitled to receive the underlying assets of the fund available for distribution.

Custodians. Wells Fargo Bank, 420 Montgomery St. San Francisco, California, is custodian of the assets of the funds. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. The Bank of New York Mellon and JPMorgan Chase Bank, each headquartered in New York, also may serve as special purpose custodian of certain assets in connection with repurchase agreement transactions.

FMR, its officers and directors, its affiliated companies, and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts, independent registered public accounting firm, audits financial statements for each fund and provides other audit, tax, and related services.

FINANCIAL STATEMENTS

Each fund's financial statements and financial highlights for the fiscal year ended June 30, 2011, and report of the independent registered public accounting firm, are included in the fund's annual report and are incorporated herein by reference. Total annual operating expenses as shown in the prospectus fee table may differ from the ratios of expenses to average net assets in the financial highlights because total annual operating expenses as shown in the prospectus fee table include any acquired fund fees and expenses, whereas the ratios of expenses in the financial highlights do not. Acquired funds include other investment companies (such as central funds or other underlying funds) in which a fund has invested, if and to the extent it is permitted to do so. Total annual operating expenses in the prospectus fee table and the financial highlights do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception from the definition of "investment company" provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

Statement of Additional Information

FUND HOLDINGS INFORMATION

Each fund views holdings information as sensitive and limits its dissemination. The Board authorized FMR to establish and administer guidelines for the dissemination of fund holdings information, which may be amended at any time without prior notice. FMR's Disclosure Policy Committee (comprising executive officers of FMR) evaluates disclosure policy with the goal of serving a fund's best interests by striking an appropriate balance between providing information about a fund's portfolio and protecting a fund from potentially harmful disclosure. The Board reviews the administration and modification of these guidelines and receives reports from the funds' chief compliance officer periodically.

Term Portfolio will provide a full list of holdings monthly on www.advisor.fidelity.com 30 days after month-end. This information will be available on the web site until updated for the next applicable period.

Cash Portfolio will provide a full list of holdings as of the last business day of the previous month on www.advisor.fidelity.com. This information will be provided monthly by no later than the fifth business day of each month. The information will be available on the web site for a period of not less than six months.

Cash Portfolio may from time to time make full holdings available more frequently, including daily, if such disclosure is determined by FMR to be in the interest of fund shareholders. A fund may also from time to time provide or make available to the Board or third parties upon request specific fund level performance attribution information and statistics, or holdings information with respect to a specific security or company. Third parties may include fund shareholders or prospective fund shareholders, members of the press, consultants, and ratings and ranking organizations.

The Use of Holdings In Connection With Fund Operations. Material non-public holdings information may be provided as part of the investment activities of each fund to: entities which, by explicit agreement or by virtue of their respective duties to the fund, are required to maintain the confidentiality of the information disclosed; other parties if legally required; or persons FMR believes will not misuse the disclosed information. These entities, parties, and persons include: a fund's trustees; a fund's manager, its sub-advisers, if any, and their affiliates whose access persons are subject to a code of ethics; contractors who are subject to a confidentiality agreement; a fund's auditors; a fund's custodians; proxy voting service providers; financial printers; pricing service vendors; broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; securities lending agents; counsel to a fund or their Independent Trustees; regulatory authorities; stock exchanges and other listing organizations; parties to litigation; and third parties in connection with a bankruptcy proceeding relating to a fund holding. Non-public holdings information may also be provided to an issuer regarding the number or percentage of its shares that are owned by a fund and in connection with redemptions in kind.

Other Uses Of Holdings Information. In addition, each fund may provide material non-public holdings information to (i) third-parties that calculate information derived from holdings for use by FMR or its affiliates, (ii) third parties that supply their analyses of holdings (but not the holdings themselves) to their clients (including sponsors of retirement plans or their consultants), (iii) ratings and rankings organizations, and (iv) an investment adviser, trustee, or their agents to whom holdings are disclosed for due diligence purposes or in anticipation of a merger involving a fund. Each individual request is reviewed by the Disclosure Policy Committee which must find, in its sole discretion that, based on the specific facts and circumstances, the disclosure appears unlikely to be harmful to a fund. Entities receiving this information must have in place control mechanisms to reasonably ensure or otherwise agree that, (a) the holdings information will be kept confidential, (b) no employee shall use the information to effect trading or for their personal benefit, and (c) the nature and type of information that they, in turn, may disclose to third-parties is limited. FMR relies primarily on the existence of non-disclosure agreements and/or control mechanisms when determining that disclosure is not likely to be harmful to a fund.

Statement of Additional Information

At this time, the entities receiving information described in the preceding paragraph are: Factset Research Systems Inc. (full or partial fund holdings daily, on the next business day); Thomson Vestek (full holdings, as of the end of the calendar quarter, 15 calendar days after the calendar quarter-end); Standard & Poor's Ratings Services (full holdings weekly (generally as of the previous Friday), generally 5 business days thereafter); Moody's Investors Service, Inc. (full holdings monthly, (generally as of the last Friday of each month), generally the first Friday of the following month); Anacomp Inc. (full or partial holdings daily, on the next business day); and MSCI Inc. and certain affiliates (full or partial fund holdings daily, on the next business day).

FMR, its affiliates, or the funds will not enter into any arrangements with third parties from which they derive consideration for the disclosure of material non-public holdings information. If, in the future, FMR desired to make such an arrangement, it would seek prior Board approval and any such arrangements would be disclosed in the funds' SAI.

There can be no assurance that the funds' policies and procedures with respect to disclosure of fund portfolio holdings will prevent the misuse of such information by individuals and firms that receive such information.

APPENDIX

The third party marks appearing above are the marks of their respective owners.

Statement of Additional Information

Supplement to
The North Carolina Capital Management Trust:
Cash Portfolio (NCCTX)
Term Portfolio (XAOHX)
August 29, 2011
Prospectus

Shareholder Meeting. On or about October 27, 2011, a meeting of the shareholders of Term Portfolio will be held and shareholders will be asked to vote to amend the Portfolio's fundamental concentration policy so that more than 25% of total assets can be invested in securites issued by the financial services industry. Shareholders of record on August 30, 2011 are entitled to vote at the meeting.

If approved, the change will take effect on the first day of the month following shareholder approval.

A proxy statement relating to the proposals will be available after September 26, 2011. The foregoing is not a solicitation of any proxy. Please read the proxy statement when it is available because it will contain important information relating to the proposal. For a free copy of the proxy statement, please contact Capital Management of the Carolinas, L.L.C. at 1-800-222-3232. The proxy statement will also be available on the Securities and Exchange Commission's web site (www.sec.gov).

NCX-11-03 August 29, 2011
1.923919.103

Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how each fund invests and the services available to shareholders.

To learn more about Cash Portfolio and Term Portfolio (each a fund or collectively the funds) and their investments, you can obtain a copy of each fund's most recent financial report and portfolio listing or read the statement of additional information (SAI) dated August 29, 2011 attached to this prospectus. The SAI has been filed with the Securities and Exchange Commission (SEC) and is available along with other related materials on the SEC's web site (http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, or for information or assistance in opening an account, please call Capital Management of the Carolinas, L.L.C. (CMC) in Charlotte, North Carolina at:

  Toll-free 1-800-222-3232
  or locally 1-704-377-3535

Investments in Cash Portfolio are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that Cash Portfolio will maintain a stable $1.00 share price.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The North Carolina Capital Management Trust:

Cash Portfolio (NCCTX)
Term Portfolio (XAOHX)

Cash Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity, and to maintain a constant net asset value of $1.00 per share through investment in high grade money market instruments, including obligations of the U.S. Government and the State of North Carolina, and in bonds and notes of any North Carolina local government or public authority.

Term Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of capital by investing in obligations of the U.S. Government and agencies and instrumentalities of the U.S. Government, obligations of the State of North Carolina, bonds and notes of any North Carolina local government or public authority and in high grade money market instruments.

Prospectus

dated August 29, 2011

Contents

Prospectus

Fund Summary	<Click Here>	Cash Portfolio
	<Click Here>	Term Portfolio
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Additional Information about the Purchase and Sale of Shares
	<Click Here>	Exchanging Shares
	<Click Here>	Account Features and Policies
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights
	<Click Here>	The Statute and the Code
	<Click Here>	Additional Information about the Indexes

Prospectus

Fund Summary

Fund:
Cash Portfolio

Investment Objective

The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity, and to maintain a constant net asset value of $1.00 per share.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (net rate retained by Fidelity Management & Research Company (FMR) after payment of 12b-1 fees to the distributor)	0.15%
Distribution and/or Service (12b-1) fees	0.08%
Other expenses	0.01%
Total annual fund operating expenses	0.24%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 25
3 years	$ 77
5 years	$ 135
10 years	$ 306

Principal Investment Strategies

  Investing in those money market instruments that are authorized for investment by units of local government as specified in North Carolina General Statute 159-30, as amended (the Statute) and 20 North Carolina Administrative Code 3.0703, as amended (the Code).
  Investing in U.S. dollar-denominated money market securities of domestic issuers rated in the highest category by a nationally recognized rating service, U.S. Government securities, and repurchase agreements.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Prospectus

Fund Summary - continued

Principal Investment Risks

  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector, including the price of their securities or their ability to meet their payment obligations.
  Foreign Exposure. Entities providing credit support or a maturity-shortening structure that are located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year. Past performance is not an indication of future performance.

Year-by-Year Returns

Calendar Years	2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
	4.09%	1.65%	0.98%	1.23%	3.10%	4.95%	5.25%	2.95%	0.60%	0.13%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	1.42%	March 31, 2001
Lowest Quarter Return	0.02%	March 31, 2010
Year-to-Date Return	0.04%	June 30, 2011

Average Annual Returns

For the periods ended December 31, 2010	Past 1 year	Past 5 years	Past 10 years
Cash Portfolio	0.13%	2.75%	2.48%

Investment Advisers

FMR is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM) and other investment advisers serve as sub-advisers for the fund.

Purchase and Sale of Shares

Shares of Cash Portfolio are offered exclusively to the following entities of the State of North Carolina: local governments and public authorities, as those terms are defined in North Carolina General Statute 159-7, and school administrative units, local ABC boards, community colleges or public hospitals (collectively, "investors"). You may buy or sell shares in various ways:

Prospectus

Internet advisor.fidelity.com/afc/public/fitsco/nccmt.shtml (only for existing participants who have signed up for NCCMTNet)
Phone To contact Capital Management of the Carolinas, L.L.C. (CMC) 1-800-222-3232 (toll-free) or 1-704-377-3535 (locally)
Mail The North Carolina Capital Management Trust c/o Capital Management of the Carolinas, L.L.C. 1520 South Boulevard, Suite 230 Charlotte, NC 28203

The price to buy one share of the fund is its net asset value per share (NAV). Your shares will be bought at the NAV next calculated after your order is received in proper form.

The price to sell one share of the fund is its NAV. Your shares will be sold at the NAV next calculated after your order is received in proper form.

The fund is open for business each day that each of the Federal Reserve Bank of Richmond (Richmond Fed), Wells Fargo Bank (Wells Fargo) (the fund's custodian), and the New York Stock Exchange (NYSE) are open, unless following such schedule would cause the fund to be closed for two consecutive business days, in which case the fund will be open for business each day that the Richmond Fed and Wells Fargo are open for business. The fund also may be open for business on other days if the Richmond Fed and Wells Fargo are open.

The fund has no minimum investment requirement.

Tax Information

Most investors in the fund will be tax-exempt entities. Taxable and tax-exempt investors who must account for income and gains that may result from certain shareholder transactions should be aware that distributions they receive from the fund are subject to federal income tax as ordinary income, except to the extent designated as capital gains, and may also be subject to state or local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

FMR pays CMC, through Fidelity Distributors Corporation (FDC), for the sale of fund shares and related services. This payment may create a conflict of interest by influencing CMC and your investment professional to recommend the fund over another investment. Ask your investment professional for more information.

Prospectus

Fund Summary

Fund:
Term Portfolio

Investment Objective

The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (net rate retained by FMR after payment of 12b-1 fees to the distributor)	0.20%
Distribution and/or Service (12b-1) fees	0.07%
Other expenses	0.01%
Total annual fund operating expenses	0.28%

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 29
3 years	$ 90
5 years	$ 157
10 years	$ 356

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 71% of the average value of its portfolio.

Prospectus

Fund Summary - continued

Principal Investment Strategies

  Normally investing in obligations of the U.S. Government, its agencies or instrumentalities, obligations fully guaranteed by the U.S. Government, or obligations of the State of North Carolina, bonds and notes of any North Carolina local government or public authority, and high-grade money market instruments, as permitted pursuant to the Statute and the Code.
  Investing in securities rated in the three highest categories by at least one nationally recognized rating service, or, if unrated, determined to be of equivalent quality.
  Managing the fund to have similar overall interest rate risk to the Barclays Capital® 3-6 month U.S. Treasury Bill Index.
  Allocating assets across different market sectors and maturities.
  Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.

Principal Investment Risks

  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Prior to November 1, 2010, the fund operated under certain different investment policies. The fund's historical performance may not represent its current investment policies. Past performance is not an indication of future performance.

Year-by-Year Returns

Calendar Years	2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
	6.02%	2.72%	1.10%	0.89%	2.38%	4.48%	5.61%	5.48%	0.82%	0.55%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	2.65%	December 31, 2008
Lowest Quarter Return	-0.25%	June 30, 2004
Year-to-Date Return	-0.01%	June 30, 2011

Prospectus

Average Annual Returns

For the periods ended December 31, 2010	Past 1 year	Past 5 years	Past 10 years
Term Portfolio	0.55%	3.36%	2.98%
Barclays Capital® U.S. 9-12 Months Short Treasury Bond Index (reflects no deduction for fees, expenses, or taxes)	0.67%	3.25%	3.06%
Barclays Capital 3-6 Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	0.24%	2.71%	2.58%

Effective August 1, 2011, the fund began comparing its performance to the Barclays Capital® 3-6 Month U.S. Treasury Bill Index rather than the Barclays Capital U.S. 9-12 Month Short Treasury Bond Index because the Barclays Capital 3-6 Month U.S. Treasury Bill Index conforms more closely to the fund's investment policies.

Investment Advisers

FMR is the fund's manager. FIMM and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Kim Miller (portfolio manager) has managed the fund since January 2011.

Purchase and Sale of Shares

Shares of Term Portfolio are offered exclusively to the following entities of the State of North Carolina: local governments and public authorities, as those terms are defined in North Carolina General Statute 159-7, and school administrative units, local ABC boards, community colleges or public hospitals (collectively, "investors"). In addition, shares of Term Portfolio are available only to investors with a new or existing account in Cash Portfolio. You may buy or sell shares in various ways:

Internet advisor.fidelity.com/afc/public/fitsco/nccmt.shtml (only for existing participants who have signed up for NCCMTNet)
Phone To contact Capital Management of the Carolinas, L.L.C. (CMC) 1-800-222-3232 (toll-free) or 1-704-377-3535 (locally)
Mail The North Carolina Capital Management Trust c/o Capital Management of the Carolinas, L.L.C. 1520 South Boulevard, Suite 230 Charlotte, NC 28203

The price to buy one share of the fund is its NAV. Your shares will be bought at the NAV next calculated after your order is received in proper form.

The price to sell one share of the fund is its NAV. Your shares will be sold at the NAV next calculated after your order is received in proper form.

The fund is open for business each day that each of the Richmond Fed, Wells Fargo Bank (Wells Fargo) (the fund's custodian), and the NYSE are open, unless following such schedule would cause the fund to be closed for two consecutive business days, in which case the fund will be open for business each day that the Richmond Fed and Wells Fargo are open for business. The fund also may be open for business on other days if the Richmond Fed and Wells Fargo are open.

The fund has no minimum investment requirement.

Tax Information

Most investors in the fund will be tax-exempt entities. Taxable and tax-exempt investors who must account for income and gains that may result from certain shareholder transactions should be aware that distributions they receive from the fund are subject to federal income tax as ordinary income, except to the extent designated as capital gains, and may also be subject to state or local taxes.

Prospectus

Fund Summary - continued

Payments to Broker-Dealers and Other Financial Intermediaries

FMR pays CMC, through Fidelity Distributors Corporation (FDC), for the sale of fund shares and related services. This payment may create a conflict of interest by influencing CMC and your investment professional to recommend the fund over another investment. Ask your investment professional for more information.

Prospectus

Fund Basics

Investment Details

Investment Objective

Cash Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity, and to maintain a constant net asset value of $1.00 per share.

Principal Investment Strategies

FMR invests the fund's assets in those money market instruments that are authorized for investment by units of local government as specified in the Statute and the Code. More detail regarding the provisions of the Statute and the Code is included in the Appendix. FMR invests the fund's assets in U.S. dollar-denominated money market securities of domestic issuers rated in the highest category by a nationally recognized rating service, U.S. Government securities, and repurchase agreements.

In buying and selling securities for the fund, FMR complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Investment Objective

Term Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of capital.

Principal Investment Strategies

FMR normally invests the fund's assets in obligations of the U.S. Government, its agencies or instrumentalities, obligations fully guaranteed by the U.S. Government, or obligations of the State of North Carolina, bonds and notes of any North Carolina local government or public authority, and high-grade money market instruments, as permitted pursuant to the Statute and the Code. More detail regarding the provisions of the Statute and the Code is included in the Appendix. FMR currently intends to invest the fund's assets in high-quality securities. Securities are "high-quality" if rated in the three highest categories by at least one nationally recognized rating service, or, if unrated, determined to be of equivalent quality by FMR. FMR may invest up to 25% of the fund's total assets in the finance industry.

FMR considers other factors when selecting the fund's investments, including the credit quality of the issuer, security-specific features, current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation. In managing the fund's exposure to various risks, including interest rate risk, FMR considers, among other things, the market's overall risk characteristics, the market's current pricing of those risks, information on the fund's competitive universe and internal views of potential future market conditions.

FMR manages the fund to have similar oveall interest rate risk to the Barclays Capital 3-6 month U.S. Treasury Bill Index. However, under the current Code, FMR may invest the fund's assets in securities with maturities of up to seven years. As of June 30, 2011, the dollar-weighted average maturity of the fund was approximately 0.1 years. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated maturity.

FMR allocates the fund's assets among different market sectors (for example U.S. Treasury or U.S. Government agency securities) and different maturities based on its view of the relative value of each sector or maturity.

Description of Principal Security Types

Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, mortgage and other asset-backed securities, and other securities that FMR believes have debt-like characteristics, including hybrids and synthetic securities.

Money market securities are high-quality, short-term securities that pay a fixed, variable, or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features, which have the effect of shortening the security's maturity. Money market securities include bank certificates of deposit, bankers' acceptances, bank time deposits, notes, commercial paper, and U.S. Government securities.

Prospectus

Fund Basics - continued

U.S. Government securities are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security. Certain issuers of U.S. Government securities, including Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are sponsored or chartered by Congress but their securities are neither issued nor guaranteed by the U.S. Treasury. U.S. Government securities include mortgage and other asset-backed securities.

A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price.

Principal Investment Risks

Many factors affect each fund's performance.

Cash Portfolio's yield will change daily based on changes in interest rates and other market conditions. Although the fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of the fund's investments could cause the fund's share price to decrease.

Term Portfolio's yield and share price change daily based on changes in interest rates and market conditions and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types and maturities of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in the fund.

The following factors can significantly affect a fund's performance:

Interest Rate Changes. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

Foreign Exposure. Entities providing credit support or a maturity-shortening structure that are located in foreign countries can involve increased risks. Extensive public information about the provider may not be available and unfavorable political, economic, or governmental developments could affect the value of the security.

Financial Services Exposure. Financial services companies are highly dependent on the supply of short-term financing and can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad. These events can significantly affect the price of issuers' securities as well as their ability to make payments of principal or interest or otherwise meet obligations on securities or instruments for which they serve as guarantors or counterparties.

Prepayment. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Prospectus

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's credit quality or value. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. If the structure of a security fails to function as intended, the security could decline in value.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes for Term Portfolio. If FMR does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy (including leaving a significant portion of a fund's assets uninvested) for defensive purposes for Cash Portfolio. Uninvested assets do not earn income for a fund, which may have a significant negative impact on the fund's yield and may prevent the fund from achieving its investment objective.

Fundamental Investment Policies

The following policies are fundamental, that is, subject to change only by shareholder approval:

Cash Portfolio, the original Portfolio of the trust, seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity, and to maintain a constant net asset value of $1.00 per share through investment in high grade money market instruments, including obligations of the U.S. government and the State of North Carolina, and in bonds and notes of any North Carolina local government or public authority. Cash Portfolio seeks to achieve this objective by investing only in certain of those high-grade money market instruments which are authorized for investment by units of local government as specified in North Carolina General Statute 159-30, as amended, and 20 North Carolina Administrative Code 3.0703, as amended. Cash Portfolio will use its best efforts to maintain a constant net asset value of $1.00 per share.

Term Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of capital by investing in obligations of the U.S. government and agencies and instrumentalities of the U.S. government, obligations of the State of North Carolina, bonds and notes of any North Carolina local government or public authority and in high grade money market instruments. Term Portfolio seeks to achieve its objective by normally investing only in obligations of the United States, its agencies or instrumentalities, or obligations fully guaranteed by the U.S. government, in obligations of the State of North Carolina and bonds and notes of any North Carolina local government or public authority, and in high grade money market instruments, as permitted pursuant to North Carolina General Statute 159-30, as amended and 20 North Carolina Administrative Code 3.0703, as amended.

Valuing Shares

Each fund is open for business each day that each of the Richmond Fed, Wells Fargo (the funds' custodian), and the NYSE are open, unless following such schedule would cause the funds to be closed for two consecutive business days, in which case, each fund will be open for business each day that the Richmond Fed and Wells Fargo are open for business. Each fund also may be open for business on other days if the Richmond Fed and Wells Fargo are open.

Each fund's NAV is the value of a single share. Each fund's NAV is normally calculated each business day as of 4:00 p.m. Eastern time. Each fund's assets normally are valued as of this time for the purpose of computing the fund's NAV.

NAV is not calculated and a fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

Prospectus

Fund Basics - continued

The following holiday closings have been scheduled for 2011: Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day, and Christmas Day (observed). Although FMR expects the same holiday schedule to be observed in the future, the Richmond Fed, Wells Fargo, or the NYSE may modify its holiday schedule at any time.

To the extent that a fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

Cash Portfolio. The fund's assets are valued on the basis of amortized cost.

Term Portfolio. The fund's assets are valued primarily on the basis of market quotations or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations or information furnished by a pricing service are not readily available or, in FMR's opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by FMR in accordance with applicable fair value pricing policies. For example, if, in FMR's opinion, a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by FMR in accordance with applicable fair value pricing policies. Fair value pricing will be used for high yield debt securities when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value.

Arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of a fund's NAV by short-term traders.

Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

Prospectus

Shareholder Information

Additional Information about the Purchase and Sale of Shares

General Information

Certain methods of buying and selling shares, such as by telephone or electronically, may be unavailable or delayed (for example, during periods of unusual market activity). You should consider other methods of contacting CMC, such as sending a facsimile to 1-704-332-4151 or a telegram to CMC.

A fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as brokerage commissions, or spreads paid to dealers who sell money market instruments to a fund), disrupting portfolio management strategies, or diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

FMR anticipates that shareholders will purchase and sell shares of each fund frequently because each fund is designed to offer investors a liquid cash option. Accordingly, the Board of Trustees has not adopted policies and procedures designed to discourage excessive trading of fund shares and each fund accommodates frequent trading.

A fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in FMR's opinion, may be disruptive to the management of that fund or otherwise not be in the fund's interests. For these purposes, FMR may consider an investor's trading history in that fund or other funds, and accounts under common ownership or control.

Each fund has no limit on purchase or exchange transactions. Each fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive or disruptive trading than those stated in this prospectus.

Buying Shares

Shares of Cash Portfolio and Term Portfolio are offered exclusively to the following entities of the State of North Carolina: local governments and public authorities, as those terms are defined in North Carolina General Statute 159-7, and school administrative units, local ABC boards, community colleges or public hospitals (collectively, "investors"). Each fund offers an economical and convenient vehicle for investment of available cash by investors.

In addition, shares of Term Portfolio are available only to investors with a new or existing account in Cash Portfolio.

The price to buy one share of each fund is its NAV. Each fund's shares are sold without a sales charge.

Your shares will be bought at the NAV next calculated after your order is received in proper form.

Each fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the NAV next calculated after the order is received by the authorized intermediary.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

When you place an order to buy shares, note the following:

  You are advised to place your trades as early in the day as possible and to provide CMC with advance notice of large purchases.
  All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
  CMC does not accept cash.
  CMC reserves the right to limit the number of checks processed at one time.
  Checks received by Wells Fargo after 2:00 p.m. Eastern time are not considered received in proper form until the next business day.
  If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees a fund or the transfer agent has incurred.
  If you do not notify CMC of a wire order or if your wire order is not received in proper form by the close of business of the Federal Wire System on the day of purchase, your order will be canceled and you could be liable for any losses or fees a fund or the transfer agent has incurred.

Prospectus

Under applicable anti-money laundering regulations and other federal regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Cash Portfolio

	To Open an Account	To Add to an Account
Mail (mail_graphic)

• Send a completed, signed application to the following address:

The North Carolina Capital Management Trust
c/o Capital Management of the Carolinas, L.L.C.
1520 South Boulevard, Suite 230
Charlotte, NC 28203

• Make your check payable to "NCCMT: Cash Portfolio." Indicate your account number and mail your check and a precoded fund investment slip, which will be supplied upon request when you open your account, to the following address:

The North Carolina Capital Management Trust
c/o Capital Management of the Carolinas, L.L.C.
1520 South Boulevard, Suite 230
Charlotte, NC 28203

Phone (phone_graphic)	• Not available.	• Exchange from a Term Portfolio account with the same registration, including name and address. • Call CMC toll-free at 1-800-222-3232 or locally at 1-704-377-3535 before 4:00 p.m. Eastern time.
In Person (hand_graphic)	• Not available.	• Bring your check and a precoded fund investment slip, which will be supplied upon request when you open your account, to any branch of Wells Fargo.
Wire (wire_graphic)	• Not available.

• Obtain wire instructions by calling CMC toll-free at 1-800-222-3232 or locally at 1-704-377-3535.

• Purchase shares of Cash Portfolio with federal funds, through the Automated Clearing House System (ACH), or through certain state transfer payment systems.

• For federal funds purchases, call CMC before 12:00 noon Eastern time on the day you send your federal funds wire.

• For ACH purchases, call CMC before 4:00 p.m. Eastern time on the business day before the ACH payment is to be deducted from your bank account.

Internet (computer_graphic)	• Not available.

• Before placing your order, you should have completed an Electronic Services Agreement to obtain a personal logon identification number and password. Use your personal logon identification number and password to place all subsequent orders.

• Place your order to buy shares through the NCCMT web site at advisor.fidelity.com/afc/public/fitsco/nccmt.shtml.

• For federal funds purchases, place your order to buy shares before 12:00 noon Eastern time on the day you send your federal funds wire.

• Exchange from a Term Portfolio account with the same registration, including name and address, before 4:00 p.m. Eastern time.

Prospectus

Shareholder Information - continued

Term Portfolio

	To Open an Account	To Add to an Account
Mail (mail_graphic)

• Send a completed, signed application to the following address:

The North Carolina Capital Management Trust
c/o Capital Management of the Carolinas, L.L.C.
1520 South Boulevard, Suite 230
Charlotte, NC 28203

• Not available.
Phone (phone_graphic)	• Not available.	• Exchange from a Cash Portfolio account with the same registration, including name and address. • Call CMC toll-free at 1-800-222-3232 or locally at 1-704-377-3535 before 4:00 p.m. Eastern time.
In Person (hand_graphic)	• Not available.	• Not available.
Wire (wire_graphic)	• Not available.

• Obtain wire instructions by calling CMC toll-free at 1-800-222-3232 or locally at 1-704-377-3535.

• For federal funds purchases, call CMC before 4:00 p.m. Eastern time on the business day before you send your federal funds wire.

Internet (computer_graphic)	• Not available.

• Before placing your order, you should have completed an Electronic Services Agreement to obtain a personal logon identification number and password. Use your personal logon identification number and password to place all subsequent orders.

• Place your order to buy shares through the NCCMT web site at advisor.fidelity.com/afc/public/fitsco/nccmt.shtml.

• For federal funds purchases, place your order to buy shares before 4:00 p.m. Eastern time on the business day before you send your federal funds wire.

• Exchange from a Cash Portfolio account with the same registration, including name and address, before 4:00 p.m. Eastern time.

Selling Shares

The price to sell one share of each fund is its NAV.

Your shares will be sold at the NAV next calculated after your order is received in proper form. Normally, redemptions will be processed on the same business day, provided your redemption wire request for Cash Portfolio is received in proper form by CMC before 12:00 noon Eastern time, and all other redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

Each fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary.

Prospectus

When you place an order to sell shares, note the following:

  You are advised to place your trades as early in the day as possible and to provide CMC with advance notice of large redemptions.
  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of a fund.
  If you sell shares of Cash Portfolio by writing a check, if available, and the amount of the check is greater than the value of your fund position, your check will be returned to you and you may be subject to additional charges.
  You will not receive interest on amounts represented by uncashed redemption checks.
  Unless otherwise instructed, the transfer agent will send a check to the record address.
  Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.
	Account	Special Requirements
Phone (phone_graphic)	All accounts

• Exchange to Cash Portfolio from Term Portfolio, and vice versa, if both accounts are registered with the same name(s) and address.

• An authorized finance official (or his/her agent or designee) who has completed the account application may call CMC toll-free at 1-800-222-3232 or locally at 1-704-377-3535 before 4:00 p.m. Eastern time.

Mail (mail_graphic)	All accounts	• The letter of instruction must be signed by an authorized finance official who has completed the account application.
Wire (wire_graphic)	All accounts

• You must sign up for the wire feature before using it. To verify that it is in place, call CMC toll-free at 1-800-222-3232 or locally at 1-704-377-3535.

• For federal funds redemptions, your redemption request must be received by CMC before 12:00 noon Eastern time for Cash Portfolio for money to be wired on the same business day, or before 4:00 p.m. Eastern time for Cash Portfolio or Term Portfolio for money to be wired on the next business day.

• For ACH redemptions, your redemption request must be received by CMC before 4:00 p.m. Eastern time for payment to be received by your bank on the next business day.

	Account	Special Requirements
Check (check_graphic)	Cash Portfolio accounts	• All account owners must sign a signature card to receive a checkbook.
Internet (computer_graphic)	All accounts

• Before placing your order, you should have completed an Electronic Services Agreement to obtain a personal logon identification number and password. Use your personal logon identification number and password to place all subsequent orders.

• Place your order to sell shares through the NCCMT web site at advisor.fidelity.com/afc/public/fitsco/nccmt.shmtl.

• For federal funds redemptions, place your order to sell shares before 12:00 noon Eastern time for Cash Portfolio for money to be wired on the same business day, or before 4:00 p.m. Eastern time for Term Portfolio for money to be wired on the next business day.

• Exchange to Cash Portfolio from Term Portfolio, and vice versa, if both accounts are registered with the same name(s) and address, before 4:00 p.m. Eastern time.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a shareholder, you have the privilege of exchanging shares of Cash Portfolio for shares of Term Portfolio, and vice versa.

However, you should note the following policies and restrictions governing exchanges:

  Each fund may refuse any exchange purchase for any reason. For example, each fund may refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Before exchanging into a fund, read its prospectus.
  Exchanges may have tax and/or accounting consequences for you.
  You may exchange only between accounts that are registered in the same name and address.
  Under applicable anti-money laundering regulations and other federal regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The funds may terminate or modify exchange privileges in the future.

Account Features and Policies

Features

The following features are available to buy and sell shares of the funds.

Prospectus

Wire To purchase and sell shares via the Federal Reserve Wire System.

• You must sign up for the wire feature before using it. Complete the appropriate section on the application when opening your account, or call CMC toll-free at 1-800-222-3232 or locally at 1-704-377-3535, to add the feature after your account is opened. When designating a North Carolina bank to receive redemption proceeds, you should determine that the bank satisfies any legal requirement under North Carolina law prior to signing up for the wire feature.

• To change the bank account designated to receive redemption proceeds, or to add the wire feature on additional accounts, at any time prior to making a redemption request, you should send a letter of instruction signed by the authorized finance official to the following address:

The North Carolina Capital Management Trust
c/o Capital Management of the Carolinas, L.L.C.
1520 South Boulevard, Suite 230
Charlotte, NC 28203

• Call CMC toll-free at 1-800-222-3232 or locally at 1-704-377-3535 to verify that this feature is set up on your account.

Online Trading To access and manage your account over the Internet at NCCMT's web site.
• For account balances and holdings; • To review recent account history; • For Cash Portfolio and Term Portfolio trading; and • To access research and analysis tools.
Checkwriting To redeem shares from your Cash Portfolio account.

• To set up, complete the appropriate section on the application when opening your account.

• To add the feature after your account is opened, call CMC toll-free at 1-800-222-3232 or locally at 1-704-377-3535.

• All account owners must sign a signature card to receive a checkbook.

• The transfer agent may limit the number of checks you may write during a specified period.

• Do not try to close out your account by check.

• To obtain more checks, call CMC toll-free at 1-800-222-3232 or locally at 1-704-377-3535.

• You are advised that the use of the checkwriting feature may be limited by North Carolina General Statute 159-28.

• Cash Portfolio is not permitted or authorized to function as an "official depository" for any of its shareholders. Checks made payable to third parties are not permitted.

• Cash Portfolio and Wells Fargo may suspend the checkwriting feature, and intend to do so in the event that federal legislation or regulations impose reserve requirements or other restrictions which are deemed by the Board of Trustees to be adverse to the interest of shareholders.

Arbitrage Reporting Services. Special reporting is available for state and local entities that require rebate information for the invested proceeds of their issued tax-exempt obligations pursuant to the Tax Reform Act of 1986. CMC, FMR, their affiliates, and the funds do not assume responsibility for the accuracy of the services provided. Please call CMC for more information.

Prospectus

Shareholder Information - continued

Policies

The following policies apply to you as a shareholder.

Statements and reports that the transfer agent sends to you include the following:

  Confirmation statements (after transactions affecting your fund balance except reinvestment of distributions in the fund).
  Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in a fund. Call CMC at 1-800-222-3232 if you need additional copies of financial reports or prospectuses.

You may initiate many transactions by telephone or electronically. Cash Portfolio shareholders may be permitted to enter orders electronically in advance of the trade date with proper authorization. Such orders will be considered to have been received in proper form prior to 12:00 noon Eastern time on the trade date specified in the order. Please call CMC at 1-800-222-3232 for additional information. Fidelity and CMC will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if they follow reasonable security procedures designed to verify the identity of the investor. Fidelity and CMC may request certain information for verification purposes, and Fidelity and CMC record all telephone calls for your protection. For transactions conducted through the Internet, you must use an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify CMC immediately of any discrepancies in your account activity.

When you sign your account application, you may be asked to certify that you are not subject to backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold an amount subject to the applicable backup withholding rate from your taxable distributions and redemptions.

You may also be asked to provide additional information in order for Fidelity and CMC to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

The transfer agent may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

Each fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund may also realize capital gains from its investments, and distributes these gains (less losses), if any, to shareholders as capital gain distributions.

Term Portfolio normally declares dividends daily and pays them monthly. The fund normally pays capital gain distributions in August and December.

Distributions you receive from Cash Portfolio consist primarily of dividends. The fund normally declares dividends daily and pays them monthly.

Earning Dividends

A fund processes purchase and redemption requests only on days it is open for business.

For Cash Portfolio, shares purchased by a wire order prior to 12:00 noon Eastern time, with receipt of the wire in proper form by Wells Fargo before the close of the Federal Reserve Wire System on that day, generally begin to earn dividends on the day of purchase. Cash Portfolio shares purchased by all other orders generally begin to earn dividends on the first business day following the day of purchase.

For Term Portfolio, shares generally begin to earn dividends on the first business day following the day of purchase.

Prospectus

For Cash Portfolio, shares redeemed by a wire order prior to 12:00 noon Eastern time generally earn dividends through the day prior to the day of redemption. Cash Portfolio shares redeemed by all other orders generally earn dividends until, but not including, the next business day following the day of redemption.

For Term Portfolio, shares generally earn dividends until, but not including, the next business day following the day of redemption.

Exchange requests will be processed only when both funds are open for business.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available for shares of each fund:

1. Reinvestment Option. Your dividends and capital gain distributions, if any, will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.

2. Cash Option. Your dividends and capital gain distributions, if any, will be paid in cash.

If the option you prefer is not listed on your account application, or if you want to change your current option, call CMC.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you.

Most investors in the funds will be "political subdivisions" of the State of North Carolina. Section 115(1) of the Internal Revenue Code, as amended (Internal Revenue Code), provides in part that gross income does not include income derived from the exercise of any essential governmental function and accruing to a state or any of its political subdivisions. The receipt of revenue from each fund for the benefit of a political subdivision investing in the fund may constitute an exercise of an essential governmental function. A portion of the earnings derived from funds that are subject to the arbitrage limitations or rebate requirements of the Internal Revenue Code may be required to be paid to the U.S. Treasury as computed in accordance with those requirements.

Although most investors in each fund will be tax-exempt entities, the information that follows pertains to taxable and tax-exempt investors who must account for income and gains that may result from certain shareholder transactions.

Taxes on distributions. Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain of each fund's distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain of each fund's distributions, including distributions of long-term capital gains, if any, are taxable to you generally as capital gains. Because each fund's income is primarily derived from interest, dividends from each fund generally will not qualify for the long-term capital gains tax rates available to individuals.

If a fund's distributions exceed its income and capital gains realized in any year, all or a portion of those distributions may be treated as a return of capital to shareholders for tax purposes. A return of capital generally will not be taxable to you but will reduce the cost basis of your shares and result in a higher reported capital gain or a lower reported capital loss when you sell your shares.

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option. If you elect to receive distributions in cash, you will receive certain December distributions in January, but those distributions will be taxable as if you received them on December 31.

Prospectus

Shareholder Information - continued

Taxes on transactions. Your Term Portfolio fund redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Prospectus

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is each fund's manager. The address of FMR and its affiliates, unless otherwise indicated below, is 82 Devonshire Street, Boston, Massachusetts 02109.

As of December 31, 2010, FMR had approximately $1.2 billion in discretionary assets under management.

As the manager, FMR has overall responsibility for directing each fund's investments and handling its business affairs.

FIMM serves as a sub-adviser for each fund. FIMM has day-to-day responsibility for choosing investments for each fund.

FIMM is an affiliate of FMR. As of December 31, 2010, FIMM had approximately $606.9 billion in discretionary assets under management.

Other investment advisers assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 10 Paternoster Square, 4th Floor, London, EC4M 7LS, United Kingdom, serves as a sub-adviser for each fund. As of December 31, 2010, FMR U.K. had approximately $16.1 billion in discretionary assets under management. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund. FMR U.K. is an affiliate of FMR.
  Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for each fund. As of December 31, 2010, FMR H.K. had approximately $2.7 billion in discretionary assets under management. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund. FMR H.K. is an affiliate of FMR.
  Fidelity Management & Research (Japan) Inc. (FMR Japan), at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for each fund. FMR Japan was organized in 2008 to provide investment research and advice on issuers based outside the United States. FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund. FMR Japan is an affiliate of FMR.

Kim Miller is portfolio manager of Term Portfolio, which he has managed since January 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 1991, Mr. Miller has worked as a credit analyst, bond trader, and portfolio manager.

The statement of additional information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by Mr. Miller.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the funds.

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month.

FMR pays most other expenses of each fund.

Each fund's annual management fee rate is 0.275% of average net assets through $1.0 billion; 0.245% of average net assets in excess of $1.0 billion through $2.0 billion; 0.215% of average net assets in excess of $2.0 billion through $6.0 billion; 0.205% of average net assets in excess of $6.0 billion through $10.0 billion; and 0.195% of average net assets in excess of $10.0 billion.

For the fiscal year ended June 30, 2011, Cash Portfolio paid a management fee of 0.20% of the fund's average net assets, and Term Portfolio paid a management fee of 0.27% of the fund's average net assets, after waivers.

Prospectus

Fund Services - continued

FMR pays FIMM, FMR U.K., FMR H.K., and FMR Japan for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for each fund is available in each fund's semi-annual report for the fiscal period ended December 31, 2010.

FMR may, from time to time, agree to reimburse a fund for, or waive, management fees above a specified limit. FMR retains the ability to be repaid by a fund if expenses fall below the specified limit prior to the end of the fiscal year.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

Fund Distribution

FDC distributes each fund's shares through CMC.

Each of Cash Portfolio and Term Portfolio has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that FMR will use its management fee to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services. FMR pays FDC a monthly 12b-1 fee, all of which FDC pays CMC, as compensation for providing services intended to result in the sale of fund shares and/or shareholder support services, such as processing shareholder inquiries, account maintenance, and processing purchases, redemptions, transfers, and exchanges. FMR currently pays CMC, through FDC, a monthly 12b-1 fee according to the following schedule: 0.080% of average net assets through $2.0 billion; 0.070% of average net assets in excess of $2.0 billion through $6.0 billion; 0.065% of average net assets in excess of $6.0 billion through $10.0 billion; and 0.060% of average net assets in excess of $10.0 billion. Effective January 1, 2007, CMC voluntarily agreed to waive 0.005% of the 12b-1 fee paid to it by FDC. FMR, FDC, or CMC may, from time to time, agree to waive all or a portion of 12b-1 fees it receives with respect to each fund. Any such waiver would be voluntary, could be discontinued at any time and can decrease a fund's expenses and boost its performance. This arrangement may be discontinued at any time.

Please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

Any fees paid by FMR from its management fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC or CMC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC or CMC to sell shares of the funds to, or to buy shares of the funds from, any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand the financial history of each fund's shares for the past 5 years. Certain information reflects financial results for a single share of a fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares of a fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with each fund's financial highlights and financial statements, is included in each fund's annual report. A free copy of the annual report is available upon request.

Cash Portfolio

Years ended June 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.001	.002	.017	.042	.051
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	.001	.002	.017	.042	.051
Distributions from net investment income	(.001)	(.002)	(.017)	(.042)	(.051)
Distributions from net realized gain	-	- C	-	-	-
Total distributions	(.001)	(.002)	(.017)	(.042)	(.051)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.12%	.19%	1.73%	4.32%	5.26%
Ratios to Average Net Assets B
Expenses before reductions	.24%	.24%	.26%	.23%	.24%
Expenses net of fee waivers, if any	.20%	.23%	.25%	.22%	.23%
Expenses net of all reductions	.20%	.23%	.25%	.22%	.23%
Net investment income (loss)	.12%	.19%	1.67%	4.14%	5.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,991,384	$ 4,199,259	$ 6,445,068	$ 6,398,730	$ 4,845,479

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

C Amount represents less than $.001 per share.

Prospectus

Term Portfolio

Years ended June 30,	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.70	$ 9.69	$ 9.48	$ 9.33	$ 9.35
Income from Investment Operations
Net investment income (loss) B	.019	.019	.149	.346	.468
Net realized and unrealized gain (loss)	.004 D	.033	.213	.145	(.004)
Total from investment operations	.023	.052	.362	.491	.464
Distributions from net investment income	(.022)	(.018)	(.152)	(.341)	(.484)
Distributions from net realized gain	(.021)	(.024)	-	-	-
Total distributions	(.043)	(.042)	(.152)	(.341)	(.484)
Net asset value, end of period	$ 9.68	$ 9.70	$ 9.69	$ 9.48	$ 9.33
Total Return A	.23%	.54%	3.86%	5.35%	5.08%
Ratios to Average Net Assets C
Expenses before reductions	.28%	.28%	.28%	.28%	.28%
Expenses net of fee waivers, if any	.27%	.27%	.27%	.27%	.27%
Expenses net of all reductions	.27%	.27%	.27%	.27%	.27%
Net investment income (loss)	.20%	.19%	1.55%	3.67%	5.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,398	$ 70,652	$ 74,565	$ 66,190	$ 67,462
Portfolio turnover rate	71%	202%	229%	79%	433%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

Prospectus

Appendix - continued

The Statute and the Code

If the Statute or the Code, or any legislation or regulations relating to those parameters change in the future, the Trustees may authorize corresponding changes in the instruments in which the funds may invest without first obtaining shareholder approval. Currently, the funds' investment limitations and the rulings, regulations, and interpretations to which the funds adhere allow the funds to invest only in the following instruments:

(i) Obligations of the United States or obligations fully guaranteed both as to principal and interest by the United States;

(ii) Obligations of the Federal Financing Bank, the Federal Farm Credit Bank, the Bank for Cooperatives, the Federal Intermediate Credit Bank, the Federal Land Banks, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation, Fannie Mae, the Government National Mortgage Association, the Federal Housing Administration, the Farmers Home Administration, and the United States Postal Service;

(iii) Obligations of the State of North Carolina and bonds and notes of any North Carolina local government or public authority;

(iv) Savings certificates issued by any savings and loan association organized under the laws of the State of North Carolina or by any federal savings and loan association having its principal office in North Carolina; provided that any principal amount of such certificate in excess of the amount insured by the federal government or any agency thereof, or by a mutual deposit guaranty association authorized by the Commissioner of Banks of the Department of Commerce of the State of North Carolina, be fully collateralized;

(v) Prime quality commercial paper bearing the highest rating of at least one nationally recognized rating service and not bearing a rating below the highest by any nationally recognized rating service which rates the particular obligation;

(vi) Bills of exchange or time drafts drawn on and accepted by a commercial bank and eligible for use as collateral by member banks in borrowing from a federal reserve bank, provided that the accepting bank or its holding company is either (a) incorporated in the State of North Carolina or (b) has outstanding publicly held obligations bearing the highest rating of at least one nationally recognized rating service and not bearing a rating below the highest by any nationally recognized rating service which rates the particular obligations;

(vii) Evidences of ownership of, or fractional undivided interests in, future interest and principal payments on either direct obligations of the United States Government or obligations the principal of and the interest on which are guaranteed by the United States, which obligations are held by a bank or trust company organized and existing under the laws of the United States or any state in the capacity of custodian; or

(viii) Repurchase agreements with respect to either direct obligations of the United States or obligations the principal of and the interest on which are guaranteed by the United States if entered into with a broker or dealer, as defined by the Securities Exchange Act of 1934, which is a dealer recognized as a primary dealer by a Federal Reserve Bank, or any commercial bank, trust company or national banking association, the deposits of which are insured by the FDIC or any successor thereof.

Prospectus

Additional Information about the Indexes

Barclays Capital U.S. 9-12 Months Short Treasury Bond Index: is a market value-weighted index of aged, publicly issued U.S. Treasury bills, notes, and bonds with a remaining maturity from 9 up to (but not including) 12 months, excluding zero coupon strips.

Barclays Capital 3-6 Month U.S. Treasury Bill Index: is a market value-weighted index of investment-grade fixed-rate public obligations of the U.S. Treasury with remaining maturites between 3 and 6 months.

Prospectus

Notes

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity and CMC identify the entity.

A description of each fund's policies and procedures for disclosing its holdings is available in the funds' SAI.

You can obtain additional information about the funds. The funds' SAI includes more detailed information about the funds' investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The funds' annual and semi-annual reports also include additional information. Term Portfolio's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance. For a free copy of any of these documents or to request other information or ask questions about the funds, call CMC at 1-800-222-3232. In addition, existing participants may visit the web site at advisor.fidelity.com/afc/public/fitsco/nccmt.shtml for a free copy of a prospectus, SAI, annual or semi-annual report or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-03455

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

The third party marks appearing above are the marks of their respective owners.

1.923812.101 NCX-pro-0811

Cash Portfolio (NCCTX) and Term Portfolio (XAOHX)

Funds of The North Carolina Capital Management Trust

STATEMENT OF ADDITIONAL INFORMATION

August 29, 2011

This statement of additional information (SAI) is not a prospectus. Portions of each fund's annual report are incorporated herein. The annual report is supplied with this SAI.

To obtain a free additional copy of the prospectus or SAI, dated August 29, 2011, or an annual report, please call Capital Management of the Carolinas, L.L.C. (CMC) in Charlotte, North Carolina at 1-800-222-3232 or existing participants may visit the web site at advisor.fidelity.com/afc/public/fitsco/nccmt.shtml.

NCX-ptb-0811
1.923813.101

TABLE OF CONTENTS

PAGE
Investment Policies and Limitations	<Click Here>
Portfolio Transactions	<Click Here>
Valuation	<Click Here>
Buying, Selling, and Exchanging Information	<Click Here>
Distributions and Taxes	<Click Here>
Trustees and Officers	<Click Here>
Control of Investment Advisers	<Click Here>
Management Contracts	<Click Here>
Distribution Services	<Click Here>
Transfer and Service Agent Agreements	<Click Here>
Description of the Trust	<Click Here>
Financial Statements	<Click Here>
Fund Holdings Information	<Click Here>
Appendix	<Click Here>

Statement of Additional Information

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

The following are each fund's fundamental investment limitations set forth in their entirety.

Diversification

For Cash Portfolio:

The fund may not purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the government of the United States, its agencies or instrumentalities) if, as a result, more than 5% of the fund's total assets would be invested in the securities of such issuer, provided, however, that in the case of certificates of deposit and bankers' acceptances up to 25% of the fund's total assets may be invested without regard to such 5% limitation, but shall instead be subject to a 10% limitation.

For purposes of the fund's diversification limitation discussed above, certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.

The fund may not purchase the securities of a company if such purchase, at the time thereof, would cause more than 5% of the value of the fund's total assets to be invested in securities of companies, which, including predecessors, have a record of less than three years' continuous operation.

For Term Portfolio:

The fund may not purchase the securities of any issuer (except the United States government, its agencies or instrumentalities or securities which are backed by the full faith and credit of the United States) if, as a result: (a) more than 5% of its total assets would be invested in the securities of such issuer, provided, however, that up to 25% of its total assets may be invested without regard to such 5% limitation, or (b) the fund would hold more than 10% of the voting securities of any issuer.

Senior Securities

For each fund:

The fund may not issue senior securities, except as permitted pursuant to the fundamental borrowing and loan investment limitations discussed below.

Short Sales

For each fund:

The fund may not make short sales of securities.

Statement of Additional Information

Margin Purchases

For Cash Portfolio:

The fund may not purchase securities on margin (but the fund may obtain such credits as may be necessary for the clearance of purchases and sales of securities).

For Term Portfolio:

The fund may not purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

Borrowing

For Cash Portfolio:

The fund may not borrow money, except from a bank for temporary or emergency purposes (not for leveraging or investment) in an amount not to exceed one-third of the current value of the total assets of the fund (including the amount borrowed) less its liabilities (not including the amount borrowed) at the time the borrowing is made. (If at any time the fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will be promptly (within 3 days) reduced to the extent necessary to comply with the limitation. The fund will borrow only to facilitate redemptions requested by shareholders which might otherwise require untimely disposition of portfolio securities and will not purchase securities while borrowings are outstanding).

The fund's borrowing limitation discussed above is construed in conformity with the 1940 Act; accordingly, "3 days" means three business days, exclusive of Sundays and holidays.

For Term Portfolio:

The fund may not borrow money, except from a bank for temporary or emergency purposes and not for investment purposes, and then in an amount not exceeding 33 1/3% of the value of the fund's total assets at the time of borrowing; if at any time the fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will be promptly (within 3 days) reduced to the extent necessary to comply with the limitation (the fund will not purchase securities for investment while borrowings equaling 5% or more of its total assets are outstanding).

The fund's borrowing limitation discussed above is construed in conformity with the 1940 Act; accordingly, "3 days" means three business days, exclusive of Sundays and holidays.

Pledging

For Cash Portfolio:

The fund may not pledge assets, except that the fund may pledge not more than one-third of its total assets (taken at current value) to secure borrowings made in accordance with the fundamental borrowing investment limitation above.

For Term Portfolio:

The fund may not pledge, mortgage, or hypothecate its assets, except that, to secure borrowings permitted by the fundamental borrowing investment limitation above, it may pledge securities having a market value at the time of pledge not exceeding 33 1/3% of the value of the fund's total assets.

Underwriting

For Cash Portfolio:

The fund may not act as an underwriter (except as it may be deemed such in a sale of restricted securities).

Statement of Additional Information

For Term Portfolio:

The fund may not underwrite any issue of securities, except to the extent that the purchase of bonds in accordance with the fund's investment objective, policies, and limitations, either directly from the issuer, or from an underwriter for an issuer, may be deemed to be underwriting.

Concentration

For Cash Portfolio:

The fund may not purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the government of the United States, its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of one or more issuers having their principal business activities in the same industry, provided, however, that it may invest more than 25% of its total assets in the obligations of banks. Neither finance companies as a group nor utility companies as a group are considered a single industry for purposes of this policy.

For purposes of the fund's concentration limitation discussed above, the fund may invest in obligations of banks as permitted pursuant to North Carolina General Statute 159-30 (the Statute) and 20 North Carolina Administrative Code 3.0703 (the Code). Fidelity Management & Research Company (FMR) limits the fund's investments in domestic bank obligations to those banks having total assets in excess of one billion dollars and subject to regulation by the U.S. Government. FMR may also invest the fund's assets in certificates of deposit issued by banks insured by the FDIC having total assets of less than one billion dollars, provided that the fund will at no time own more than an aggregate of $100,000 in principal and interest obligations (or any higher principal amount or principal and interest which in the future may be fully covered by FDIC insurance) of any one such issuer.

For purposes of the fund's concentration limitation discussed above, FMR may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third party classification provider used by FMR does not assign a classification.

For Term Portfolio:

The fund may not purchase the securities of any issuer (except the United States government, its agencies or instrumentalities or securities which are backed by the full faith and credit of the United States) if, as a result, more than 25% of total fund assets would be invested in any one industry.

For purposes of the fund's concentration limitation discussed above, FMR may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third party classification provider used by FMR does not assign a classification.

Real Estate

For Cash Portfolio:

The fund may not buy or sell real estate.

For Term Portfolio:

The fund may not purchase or sell real estate, but this shall not prevent the fund from investing in bonds or other obligations secured by real estate or interests therein.

Statement of Additional Information

Commodities

For Cash Portfolio:

The fund may not buy or sell commodities, or commodity (futures) contracts.

For Term Portfolio:

The fund may not purchase or sell commodities or commodity contracts.

Loans

For Cash Portfolio:

The fund may not make loans to other persons, except (i) by the purchase of debt obligations in which the fund is authorized to invest in accordance with its investment objective, and (ii) by engaging in "qualified repurchase agreements." In addition, the fund may lend its portfolio securities to broker-dealers or other institutional investors, provided that the borrower delivers cash or cash equivalent collateral to the fund and agrees to maintain such collateral so that it equals at least 100% of the value of the securities loaned. Any such securities loan may not be made if, as a result thereof, the aggregate value of all securities loaned exceeds 33 1/3% of the total assets of the fund.

For Term Portfolio:

The fund may not make loans, except (i) by the purchase of a portion of an issue of debt securities in accordance with its investment objective, policies, and limitations, and (ii) by engaging in repurchase agreements and loan transactions with respect to such debt obligations if, as a result thereof, not more than 33 1/3% of the fund's total assets (taken at current value) would be subject to loan transactions.

Securities of other Investment Companies

For each fund:

The fund may not purchase the securities of other investment companies or investment trusts.

Oil, Gas, and Mineral Exploration Programs

For each fund:

The fund may not invest in oil, gas, or other mineral exploration or development programs.

Put and Call Options

For Cash Portfolio:

The fund may not write or purchase any put or call option.

For Term Portfolio:

The fund may not write or purchase any put or call options or any combinations thereof.

Investing for Control or Management

For Cash Portfolio:

The fund may not invest in companies for the purpose of exercising control or management.

The fund may not purchase or retain the securities of any issuer, any of whose officers, directors, or securityholders is a Trustee, director, or officer of the fund or of its investment adviser, if or so long as the Trustees, directors, and officers of the fund and of its investment adviser together own beneficially more than 5% of any class of securities of such issuer.

Statement of Additional Information

The following investment limitations are not fundamental and may be changed without shareholder approval.

Diversification

For Cash Portfolio:

The fund does not currently intend to purchase a security (other than obligations issued or guaranteed as to principal and interest by the government of the United States, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of a single issuer; provided that, with respect to certificates of deposit and bankers' acceptances, the fund may invest up to 10% of its total assets in the first tier securities of a single issuer for up to three business days.

For purposes of the fund's diversification limitation discussed above, certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.

Borrowing

For Term Portfolio:

The fund does not currently intend to borrow money, except from a bank for temporary or emergency purposes (not for leveraging or investment) in an amount not to exceed one-third of the current value of the total assets of the fund (including the amount borrowed) less its liabilities (not including the amount borrowed) at the time the borrowing is made. (If at any time the fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will be promptly (within three days) reduced to the extent necessary to comply with the limitation. The fund will borrow only to facilitate redemptions requested by shareholders which might otherwise require untimely disposition of portfolio securities and will not purchase securities while borrowings are outstanding).

The fund's borrowing limitation discussed above is construed in conformity with the 1940 Act; accordingly, "three days" means three business days, exclusive of Sundays and holidays.

Illiquid Securities

For Cash Portfolio:

The fund does not currently intend to purchase any security if, as a result, more than 5% of its total assets would be invested in securities that are deemed to be illiquid because they cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to it by the fund.

For purposes of the fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 5% of its total assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

For Term Portfolio:

The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of the fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Statement of Additional Information

Loans

For each fund:

The fund does not currently intend to engage in securities lending and will do so only when the Trustees determine that it is advisable and appropriate.

Each fund's investments must be consistent with its investment objective and policies. Accordingly, not all of the security types and investment techniques discussed below are eligible investments for each of the funds.

Affiliated Bank Transactions. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

Asset-Backed Securities represent interests in pools of mortgages, loans, receivables, or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk.

Restriction: A fund may invest in asset-backed securities as permitted pursuant to the Statute and the Code.

Borrowing. Each fund may borrow from banks. If Term Portfolio borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off.

Cash Management. A fund may hold uninvested cash or may invest it in cash equivalents such as money market securities or repurchase agreements. Generally, these securities offer less potential for gains than other types of securities.

Dollar-Weighted Average Maturity is derived by multiplying the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of a fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

Under certain circumstances, a fund may invest in nominally long-term securities that have maturity shortening features of shorter-term securities, and the maturities of these securities may be deemed to be earlier than their ultimate maturity dates by virtue of an existing demand feature or an adjustable interest rate. Under other circumstances, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of mortgage securities, including collateralized mortgage obligations, and some asset-backed securities are determined on a weighted average life basis, which is the average time for principal to be repaid. For a mortgage security, this average time is calculated by estimating the timing of principal payments, including unscheduled prepayments, during the life of the mortgage. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity.

Duration of a bond is a measure of the approximate sensitivity of a bond's price to changes in interest rates. Duration is expressed in years. Except for zero coupon bonds, duration is generally shorter than maturity because much of a bond's return consists of interest paid prior to the maturity date. Bonds with longer durations usually have more interest rate sensitivity and price volatility than bonds with shorter durations. Typically, if a bond had a duration of 5 years and interest rates rose 1%, the market value of the bond would decline 5%.

Statement of Additional Information

Financial Services Exposure. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Illiquid Securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid securities. Various factors may be considered in determining the liquidity of a fund's investments, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

Investment-Grade Debt Securities. Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by a credit rating agency registered as a nationally recognized statistical rating organization (NRSRO) with the SEC (for example, Moody's Investors Service, Inc.), or is unrated but considered to be of equivalent quality by FMR. For purposes of determining the maximum maturity of an investment-grade debt security, FMR may take into account normal settlement periods.

Money Market Securities are high-quality, short-term obligations. Money market securities may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by a fund.

Mortgage Securities are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage securities, such as collateralized mortgage obligations (or "CMOs"), make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage securities are based on different types of mortgages, including those on commercial real estate or residential properties. Stripped mortgage securities are created when the interest and principal components of a mortgage security are separated and sold as individual securities. In the case of a stripped mortgage security, the holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying mortgage.

Fannie Maes and Freddie Macs are pass-through securities issued by Fannie Mae and Freddie Mac, respectively. Fannie Mae and Freddie Mac, which guarantee payment of interest and repayment of principal on Fannie Maes and Freddie Macs, respectively, are federally chartered corporations supervised by the U.S. Government that act as governmental instrumentalities under authority granted by Congress. Fannie Mae and Freddie Mac are authorized to borrow from the U.S. Treasury to meet their obligations. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government.

Statement of Additional Information

The value of mortgage securities may change due to shifts in the market's perception of issuers and changes in interest rates. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage securities are subject to prepayment risk, which is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security's effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The prices of stripped mortgage securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage securities.

To earn additional income for a fund, FMR may use a trading strategy (commonly known as "mortgage dollar rolls") that involves selling mortgage securities, realizing a gain or loss, and simultaneously agreeing to purchase mortgage securities on a later date at a set price. During the period between the sale and repurchase in a mortgage dollar roll transaction, the fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities that are permissible investments for the fund. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase securities may be limited. This trading strategy may increase interest rate exposure and result in an increased portfolio turnover rate which increases costs and may increase taxable gains.

Restriction: A fund may invest in mortgage securities as permitted pursuant to the Statute and the Code.

Municipal Securities are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be issued in anticipation of future revenues and may be backed by the full taxing power of a municipality, the revenues from a specific project, or the credit of a private organization. The value of some or all municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders. A municipal security may be owned directly or through a participation interest.

Restriction: A fund may invest in municipal securities as permitted pursuant to the Statute and the Code.

NRSROs. The Board of Trustees has designated each of the following NRSROs as a "designated NRSRO" pursuant to Rule 2a-7 under the 1940 Act: DBRS Ltd.; Fitch, Inc.; Moody's Investors Service, Inc.; and Standard & Poor's Ratings Services.

Preferred Securities represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Put Features entitle the holder to sell a security back to the issuer or a third party at any time or at specified intervals. In exchange for this benefit, a fund may accept a lower interest rate. Securities with put features are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.

Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. The funds will engage in repurchase agreement transactions with a broker or dealer that is a dealer recognized as a primary dealer by the Federal Reserve Bank, or any commercial bank, trust company, or national banking association, the deposits of which are insured by the Federal Deposit Insurance Corporation (FDIC) or any successor thereof, provided that these parties' creditworthiness has been reviewed and found satisfactory by FMR.

Statement of Additional Information

Restricted Securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Sources of Liquidity or Credit Support. Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, swaps, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. For purposes of making initial and ongoing minimal credit risk determinations, FMR and its affiliates may rely on their evaluation of the credit of the issuer or the credit of the liquidity or credit enhancement provider. In evaluating the credit of a foreign bank or other foreign entities, factors considered may include whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the issuer and/or entity providing the enhancement could affect the value of the security or a fund's share price.

Stripped Securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

Temporary Defensive Policies. Term Portfolio reserves the right to invest without limitation in investment-grade money market or short-term debt instruments for temporary, defensive purposes.

Cash Portfolio reserves the right to hold a substantial amount of uninvested cash for temporary, defensive purposes.

Transfer Agent Bank Accounts. Proceeds from shareholder purchases of a Fidelity fund pass through a series of demand deposit bank accounts before being held at the fund's custodian. Redemption proceeds will pass from the custodian to the shareholder through a similar series of bank accounts. The bank accounts are registered to the transfer agent or an affiliate, who acts as an agent for the funds when opening, closing and conducting business in the bank accounts. The transfer agent or an affiliate may invest overnight balances in the accounts in repurchase agreements. Any balances that are not invested in repurchase agreements remain in the bank accounts overnight. Any risks associated with these accounts are investment risks of the funds. A fund faces the risk of loss of these balances if the bank becomes insolvent.

Variable and Floating Rate Securities provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate or the issuer's credit quality, sometimes subject to a cap or floor on such rate. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries. For purposes of determining the maximum maturity of a variable or floating rate security, FMR may take into account normal settlement periods.

When-Issued and Forward Purchase or Sale Transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.

Statement of Additional Information

When purchasing securities pursuant to one of these transactions, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with a fund's investments. If a fund remains substantially fully invested at a time when a purchase is outstanding, the purchases may result in a form of leverage. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss.

A fund may renegotiate a when-issued or forward transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund.

Zero Coupon Bonds do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

PORTFOLIO TRANSACTIONS

Orders for the purchase or sale of portfolio securities are placed on behalf of a fund by FMR pursuant to authority contained in the management contract. To the extent that FMR grants investment management authority to a sub-adviser (see the section entitled "Management Contracts"), that sub-adviser is authorized to provide the services described in the respective sub-advisory agreement, and in accordance with the policies described in this section.

FMR or a sub-adviser may be responsible for the placement of portfolio securities transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion.

Purchases and sales of equity securities on a securities exchange or over-the-counter (OTC) are effected through brokers who receive compensation for their services. Generally, compensation relating to securities traded on foreign exchanges will be higher than compensation relating to securities traded on U.S. exchanges and may not be subject to negotiation. Compensation may also be paid in connection with principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network (ECN) or an alternative trading system. Equity securities may be purchased from underwriters at prices that include underwriting fees.

Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal. Although there is no stated brokerage commission paid by a fund for any fixed-income security, the price paid by a fund to an underwriter includes the disclosed underwriting fee and prices in secondary trades usually include an undisclosed dealer commission or markup reflecting the spread between the bid and ask prices of the fixed-income security. New issues of equity and fixed-income securities may also be purchased in underwritten fixed price offerings.

The Trustees of each fund periodically review FMR's performance of its responsibilities in connection with the placement of portfolio securities transactions on behalf of each fund.

The Trustees also review the compensation paid by each fund over representative periods of time to determine if it was reasonable in relation to the benefits to the fund.

The Selection of Securities Brokers and Dealers

FMR or its affiliates generally have authority to select securities brokers (whether acting as a broker or a dealer) with which to place a fund's portfolio securities transactions. In selecting securities brokers, including affiliates of FMR, to execute a fund's portfolio securities transactions, FMR or its affiliates consider the factors they deem relevant in the context of a particular trade and in regard to FMR's or its affiliates' overall responsibilities with respect to the fund and other investment accounts, including any instructions from the fund's portfolio manager, which may emphasize, for example, speed of execution over other factors. Based on the factors considered, FMR or its affiliates may choose to execute an order using ECNs, including algorithmic trading, crossing networks, direct market access and program trading, or by actively working an order. Other possibly relevant factors may include, but are not limited to, the following: price; the size and type of the securities transaction; the reasonableness of compensation to be paid, including spreads and commission rates; the speed and certainty of trade executions, including broker willingness to commit capital; the nature and characteristics of the markets for the security to be purchased or sold, including the degree of specialization of the broker in such markets or securities; the availability of liquidity in the security, including the liquidity and depth afforded by a market center or market-maker; the reliability of a market center or broker; the broker's overall trading relationship with FMR or its affiliates; the trader's assessment of whether and how closely the broker likely will follow the trader's instructions to the broker; the degree of anonymity that a particular broker or market can provide; the potential for avoiding or lessening market impact; the execution services rendered on a continuing basis; the execution efficiency, settlement capability, and financial condition of the firm; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services, if applicable.

Statement of Additional Information

The trading desks through which FMR or its affiliates may execute trades are instructed to execute portfolio transactions on behalf of the funds based on the quality of execution without any consideration of brokerage and research products and services the broker or dealer may provide. The administration of brokerage and research products and services is managed separately from the trading desks, which means that traders have no responsibility for administering soft dollar activities.

In seeking best qualitative execution for portfolio securities transactions, FMR or its affiliates may select a broker that uses a trading method, including algorithmic trading, for which the broker may charge a higher commission than its lowest available commission rate. FMR or its affiliates also may select a broker that charges more than the lowest available commission rate available from another broker. FMR or its affiliates may execute an entire securities transaction with a broker and allocate all or a portion of the transaction and/or related commissions to a second broker where a client does not permit trading with an affiliate of FMR or in other limited situations. In those situations, the commission rate paid to the second broker may be higher than the commission rate paid to the executing broker. For futures transactions, the selection of a futures commission merchant (FCM) is generally based on the overall quality of execution and other services provided by the FCM. FMR or its affiliates may choose to execute futures transactions electronically.

FMR may enter into trading services agreements with its affiliates to facilitate transactions in non-United States markets. Therefore, transactions in overseas markets may be executed by FMR's affiliates.

The Acquisition of Brokerage and Research Products and Services

Brokers (who are not affiliates of FMR) that execute transactions for a fund may receive higher compensation from the fund than other brokers might have charged the fund, in recognition of the value of the brokerage or research products and services they provide to FMR or its affiliates.

Research Products and Services. These products and services may include: economic, industry, company, municipal, sovereign (U.S. and non-U.S.), legal, or political research reports; market color; company meeting facilitation; compilation of securities prices, earnings, dividends and similar data; quotation services, data, information and other services; analytical computer software and services; and investment recommendations. In addition to receiving brokerage and research products and services via written reports and computer-delivered services, such reports may also be provided by telephone and in-person meetings with securities analysts, corporate and industry spokespersons, economists, academicians and government representatives and others with relevant professional expertise. FMR or its affiliates may request that a broker provide a specific proprietary or third-party product or service. Some of these brokerage and research products and services supplement FMR's or its affiliates' own research activities in providing investment advice to the funds.

Statement of Additional Information

Execution Services. In addition, brokerage and research products and services may include those that assist in the execution, clearing, and settlement of securities transactions, as well as other incidental functions (including, but not limited to, communication services related to trade execution, order routing and algorithmic trading, post-trade matching, exchange of messages among brokers or dealers, custodians and institutions, and the use of electronic confirmation and affirmation of institutional trades).

Mixed-Use Products and Services. Although FMR or its affiliates do not use fund commissions to pay for products or services that do not qualify as brokerage and research products and services, they may use commission dollars to obtain certain products or services that are not used exclusively in FMR's or its affiliates' investment decision-making process (mixed-use products or services). In those circumstances, FMR or its affiliates will make a good faith judgment to evaluate the various benefits and uses to which they intend to put the mixed-use product or service, and will pay for that portion of the mixed-use product or service that does not qualify as brokerage and research products and services with their own resources (referred to as "hard dollars").

Benefit to FMR. FMR's or its affiliates' expenses likely would be increased if they attempted to generate these additional brokerage and research products and services through their own efforts, or if they paid for these brokerage and research products or services with their own resources. To minimize the potential for conflicts of interest, the trading desks through which FMR or its affiliates may execute trades are instructed to execute portfolio transactions on behalf of the funds based on the quality of execution without any consideration of brokerage and research products and services the broker or dealer may provide. The administration of brokerage and research products and services is managed separately from the trading desks, which means that traders have no responsibility for administering soft dollar activities. Furthermore, certain of the brokerage and research products and services that FMR or its affiliates receive are furnished by brokers on their own initiative, either in connection with a particular transaction or as part of their overall services. Some of these brokerage and research products or services may be provided at no additional cost to FMR or its affiliates or have no explicit cost associated with them. In addition, FMR or its affiliates may request that a broker provide a specific proprietary or third-party product or service, certain of which third-party products or services may be provided by a broker that is not a party to a particular transaction and is not connected with the transacting broker's overall services.

FMR's Decision-Making Process. In connection with the allocation of fund brokerage, FMR or its affiliates make a good faith determination that the compensation paid to brokers and dealers is reasonable in relation to the value of the brokerage and/or research products and services provided to FMR or its affiliates, viewed in terms of the particular transaction for a fund or FMR's or its affiliates' overall responsibilities to a fund or other investment companies and investment accounts for which FMR or its affiliates have investment discretion; however, each brokerage and research product or service received in connection with a fund's brokerage may not benefit the fund. While FMR or its affiliates may take into account the brokerage and/or research products and services provided by a broker or dealer in determining whether compensation paid is reasonable, neither FMR, its affiliates, nor the funds incur an obligation to any broker, dealer, or third party to pay for any brokerage and research product or service (or portion thereof) by generating a specific amount of compensation or otherwise. Typically, these brokerage and research products and services assist FMR or its affiliates in terms of their overall investment responsibilities to a fund or any other investment companies and investment accounts for which FMR or its affiliates have investment discretion. Certain funds or investment accounts may use brokerage commissions to acquire brokerage and research products and services that may also benefit other funds or accounts managed by FMR or its affiliates.

Research Contracts. FMR or its affiliates have arrangements with certain third-party research providers and brokers through whom FMR or its affiliates effect fund trades, whereby FMR or its affiliates may pay with fund commissions or hard dollars for all or a portion of the cost of research products and services purchased from such research providers or brokers. If hard dollar payments are used, FMR or its affiliates may still cause a fund to pay more for execution than the lowest commission rate available from the broker providing research products and services to FMR or its affiliates, or that may be available from another broker. FMR or its affiliates view hard dollar payments for research products and services as likely to reduce a fund's total commission costs even though it is expected that in such hard dollar arrangements the commissions available for recapture and used to pay fund expenses, as described below, will decrease. FMR's or its affiliates' determination to pay for research products and services separately, rather than bundled with fund commissions, is wholly voluntary on FMR's or its affiliates' part and may be extended to additional brokers or discontinued with any broker participating in this arrangement.

Statement of Additional Information

Commission Recapture

FMR or its affiliates may allocate brokerage transactions to brokers (who are not affiliates of FMR) who have entered into arrangements with FMR or its affiliates under which the broker, using a predetermined methodology, rebates a portion of the compensation paid by a fund to offset that fund's expenses. Not all brokers with whom a fund trades have been asked to participate in brokerage commission recapture.

Affiliated Transactions

FMR or its affiliates may place trades with certain brokers, including National Financial Services LLC (NFS), with whom they are under common control, provided FMR or its affiliates determine that these affiliates' trade execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms. In addition, FMR or its affiliates may place trades with brokers that use NFS as a clearing agent.

Non-U.S. Securities Transactions

To facilitate trade settlement and related activities in non-United States securities transactions, FMR or its affiliates may effect spot foreign currency transactions with foreign currency dealers.

Trade Allocation

Although the Trustees and officers of each fund are substantially the same as those of other funds managed by FMR or its affiliates, investment decisions for each fund are made independently from those of other funds or investment accounts (including proprietary accounts) managed by FMR or its affiliates. The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, or an affiliate thereof, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security, including a futures contract, the prices and amounts are allocated in accordance with procedures believed by FMR to be appropriate and equitable to each fund or investment account. In some cases this could have a detrimental effect on the price or value of the security as far as a fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds.

Commissions Paid

A fund may pay compensation including both commissions and spreads in connection with the placement of portfolio transactions. The amount of brokerage commissions paid by a fund may change from year to year because of, among other things, changing asset levels, shareholder activity, and/or portfolio turnover.

For the fiscal periods ended June 30, 2011 and 2010, the portfolio turnover rates were 71% and 202%, respectively, for Term Portfolio. Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions, and/or changes in FMR's investment outlook.

Statement of Additional Information

During the fiscal year ended June 30, 2011, each fund held securities issued by one or more of its regular brokers or dealers or a parent company of its regular brokers or dealers. The following table shows the aggregate value of the securities of the regular broker or dealer or parent company held by a fund as of the fiscal year ended June 30, 2011.

Fund	Regular Broker or Dealer	Aggregate Value of Securities Held
Cash Portfolio	Barclays PLC	$ 49,988,128
	Credit Suisse Group	$ 89,982,667
	Societe Generale	$ 88,966,615
	UBS AG	$ 71,994,000
Term Portfolio	Intesa Sanpaolo SPA	$ 2,997,128
	BNP Paribas	$ 999,470

For the fiscal years ended June 30, 2011, 2010, and 2009, each fund paid no brokerage commissions.

During the fiscal year ended June 30, 2011, each fund paid no brokerage commissions to firms for providing research or brokerage services.

During the twelve-month period ended March 31, 2011, each fund did not allocate brokerage commissions to firms for providing research or brokerage services.

VALUATION

Each fund's net asset value per share (NAV) is the value of a single share. The NAV of each fund is computed by adding the value of the fund's investments, cash, and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding.

The Board of Trustees has ultimate responsibility for pricing, but has delegated day-to-day valuation oversight responsibilities to FMR. FMR has established the FMR Fair Value Committee (FMR Committee) to fulfill these oversight responsibilities.

Term Portfolio.

Portfolio securities and assets held by the fund are valued as follows:

Debt securities and other assets for which market quotations are readily available may be valued at market values in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the fund may use various pricing services or discontinue the use of any pricing service.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available are valued at amortized cost, which approximates current value.

Other portfolio securities and assets for which market quotations or information furnished by a pricing service are not readily available or, in the opinion of the FMR Committee, are deemed unreliable will be fair valued in good faith by the FMR Committee in accordance with applicable fair value pricing policies. For example, if, in the opinion of the FMR Committee, a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, that security will be fair valued in good faith by the FMR Committee in accordance with applicable fair value pricing policies. In fair valuing a security, the FMR Committee may consider factors including price movements in futures contracts and American Depositary Receipts (ADRs), market and trading trends, the bid/ask quotes of brokers, and off-exchange institutional trading.

Statement of Additional Information

Cash Portfolio.

Portfolio securities and assets held by the fund are valued on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price the fund would receive if it sold the instrument.

At such intervals as they deem appropriate, the Trustees consider the extent to which NAV calculated using market valuations would deviate from the $1.00 per share calculated using amortized cost valuation. If the Trustees believe that a deviation from the fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.

BUYING, SELLING, AND EXCHANGING INFORMATION

A fund may make redemption payments in whole or in part in readily marketable securities or other property, valued for this purpose as they are valued in computing each fund's NAV, if FMR determines it is in the best interests of the fund. Shareholders that receive securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences.

Each fund, in its discretion, may determine to issue its shares in kind in exchange for securities held by the purchaser having a value, determined in accordance with the fund's policies for valuation of portfolio securities, equal to the purchase price of the fund shares issued. A fund will accept for in-kind purchases only securities or other instruments that are appropriate under its investment objective and policies. In addition, a fund generally will not accept securities of any issuer unless they are liquid, have a readily ascertainable market value, and are not subject to restrictions on resale. All dividends, distributions, and subscription or other rights associated with the securities become the property of the fund, along with the securities. Shares purchased in exchange for securities in kind generally cannot be redeemed for fifteen days following the exchange to allow time for the transfer to settle.

DISTRIBUTIONS AND TAXES

Most investors in the funds will be "political subdivisions" of the State of North Carolina. Section 115(1) of the Internal Revenue Code, as amended (Internal Revenue Code), provides in part that gross income does not include income derived from the exercise of any essential governmental function and accruing to a state or any of its political subdivisions. The receipt of revenue from each fund for the benefit of a political subdivision investing in the fund may constitute an exercise of an essential governmental function. A portion of the earnings derived from funds that are subject to the arbitrage limitations or rebate requirements of the Internal Revenue Code may be required to be paid to the U.S. Treasury as computed in accordance with those requirements.

Although most investors in each fund will be tax-exempt entities, the information that follows pertains to taxable and tax-exempt investors who must account for income and gains that may result from certain shareholder transactions.

Dividends. Because each fund's income is primarily derived from interest, dividends from the fund generally will not qualify for the dividends-received deduction available to corporate shareholders or the long-term capital gains tax rates available to individuals. Short-term capital gains are taxable at ordinary income tax rates.

Statement of Additional Information

Capital Gain Distributions. Each fund's long-term capital gain distributions are federally taxable to shareholders generally as capital gains. Cash Portfolio may distribute any net realized capital gains once a year or more often (as legally permissible), as necessary.

State and Local Tax Issues. For mutual funds organized as business trusts, state law provides for a pass-through of the state and local income tax exemption afforded to direct owners of U.S. Government securities. Some states limit this pass-through to mutual funds that invest a certain amount in U.S. Government securities, and some types of securities, such as repurchase agreements and some agency-backed securities, may not qualify for this benefit. The tax treatment of your dividends from a fund will be the same as if you directly owned a proportionate share of the U.S. Government securities. Because the income earned on certain U.S. Government securities is exempt from state and local personal income taxes, the portion of dividends from a fund attributable to these securities will also be free from state and local personal income taxes. The exemption from state and local personal income taxation does not preclude states from assessing other taxes on the ownership of U.S. Government securities.

Tax Status of the Funds. Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis (if the fiscal year is other than the calendar year), and intends to comply with other tax rules applicable to regulated investment companies.

Other Tax Information. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax consequences. It is up to you or your tax preparer to determine whether the sale of shares of a fund resulted in a capital gain or loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable to their particular tax situation.

TRUSTEES AND OFFICERS

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Each of the Trustees oversees two funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Board of Trustees has adopted a statement of policy that describes the experience, qualifications, attributes and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). With respect to the criteria for selecting Independent Trustees, it is expected that all candidates will possess the following minimum qualifications: i) unquestioned personal integrity; ii) not an interested person of FMR or its affiliates within the meaning of the 1940 Act; iii) does not have a material relationship (e.g., commercial, banking, consulting, legal, or accounting) that could create an appearance of lack of independence in respect of FMR and its affiliates; iv) has the disposition to act independently in respect of FMR and its affiliates and others in order to protect the interests of the funds and all shareholders; v) ability to attend regularly scheduled meetings during the year; vi) demonstrates sound business judgment gained through broad experience in significant positions where the candidate has dealt with management, technical, financial, or regulatory issues; vii) sufficient financial or accounting knowledge to add value in the complex financial environment of the funds; viii) experience on corporate or other institutional oversight bodies having similar responsibilities, but which board memberships or other relationships could not result in business or regulatory conflicts with the funds; ix) capacity for the hard work and attention to detail that is required to be an effective Independent Trustee in light of the funds' complex regulatory, operational, and marketing setting; and x) understanding of the economy of North Carolina and the financing needs of North Carolina counties and municipalities. The Board may determine that a candidate who does not have the type of previous experience or knowledge referred to above should nevertheless be considered as a nominee if the Board finds that the candidate has additional qualifications such that his or her qualifications, taken as a whole, demonstrate the same level of fitness to serve as an Independent Trustee. The Board believes that each Trustee satisfied at the time he was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Board of Trustees may also engage professional search firms to help identify potential Independent Trustee candidates with experience, qualifications, attributes and skills consistent with the Statement of Policy. Additional criteria based on the composition and skills of the current Independent Trustees as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments may be considered by a professional search firm and the Board of Trustees. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Statement of Additional Information

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Thomas P. Hollowell is an Independent Trustee and currently serves as Chairman. The Trustees have determined that an independent Chairman is appropriate and benefits shareholders. In his capacity as Chairman, Mr. Hollowell (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees; and (ii) with management, prepares agendas for Board meetings. The Independent Trustees also meet regularly in executive session.

The Trustees oversee two funds that are offered exclusively to certain governmental entities of the State of North Carolina. The Trustees primarily operate as a full Board, but have also established one standing committee, the Audit Committee, to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. Board oversight of different aspects of the funds' activities is exercised primarily through the full Board, but also through the Audit Committee. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, and the funds' Treasurer and portfolio management personnel, make periodic reports to the Board and Audit Committee, as appropriate. The responsibilities of the Audit Committee, including its oversight responsibilities, are described further under "Audit Committee".

Statement of Additional Information

Independent Trustees:

Correspondence intended for each Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Thomas P. Hollowell (67)

Year of Election or Appointment: 2003

Chair of the Board (2008-present). Mr. Hollowell is a member of the Board of Faison Enterprises Inc. (real estate development), and Advisory Director of Fidus Partners (investment banking, 2008-present). Previously, Mr. Hollowell served as Senior Managing Director of Fidus Partners (2004-2008) and Chairman of the College of William and Mary Foundation (2003-2005).

James B. Hyler, Jr. (63)

Year of Election or Appointment: 2010

Mr. Hyler served as Director (1988-2008), Vice Chairman and Chief Operating Officer of First Citizens Bank (1994-2008), where he spent 28 years in various financial and operational management positions. Mr. Hyler also served on the Board of the North Carolina Chamber (1994-2009) and the Board of Trustees of the University of North Carolina Healthcare System (2000-2007; 2008-2011). Currently, Mr. Hyler serves on the Board of Directors for Progress Energy (2008-present), Investors Management Corporation (2008-present), Biologics, Inc. (pharmaceuticals; 2009-present), Peter Millar (clothing; 2009-present), Prometheus Group (software; 2010-present), and on the Board of Trustees for Rex Healthcare (1990-2003; 2007-present). Mr. Hyler also serves as President (2010-present) of the United States Golf Association and as a member of the Executive Committee (2004-present).

E. Norris Tolson (71)

Year of Election or Appointment: 2008

Mr. Tolson serves as President and Chief Executive Officer (2007-present), a Director (1997-present), and an Executive Committee member (2000-present) of the North Carolina Biotechnology Center. Mr. Tolson also serves as a member of the North Carolina State University Board of Trustees (2009-present), as well as the North Carolina State University Alumni Association Board (2007-present), and the North Carolina State University College of Agriculture and Life Sciences Alumni and Friends Society Board (1998-present).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Statement of Additional Information

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President (2011-present), Treasurer and Chief Financial Officer of Cash Portfolio and Term Portfolio. Mr. Hebble also serves as Assistant Treasurer of Fidelity's Equity and High Income Funds (2009-present), President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of Fidelity Investments.

J. Calvin Rivers, Jr. (65)

Year of Election or Appointment: 2001

Vice President of Cash Portfolio and Term Portfolio. Mr. Rivers also serves as President of Capital Management of the Carolinas, Inc. Previously, Mr. Rivers served as a Director of Bojangle's Inc. (fast-food restaurant chain, 2001-2007) and a Director of the Board of Trustees of the Teachers' and State Employees' Retirement System (2002-2005).

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of Cash Portfolio and Term Portfolio. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of the Fidelity funds (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of Cash Portfolio and Term Portfolio. Ms. Laurent also serves as AML Officer of the Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Cash Portfolio and Term Portfolio. Mr. Whitaker also serves as Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Margaret A. Carey (37)

Year of Election or Appointment: 2008

Assistant Secretary of Cash Portfolio and Term Portfolio (2008-present). Ms. Carey is also Assistant Secretary of certain Fidelity funds (2009-present) and an employee of Fidelity Investments (2004-present).

The Board of Trustees meets periodically throughout the year to facilitate the timely and efficient consideration of all matters of importance to Independent Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements. The Board of Trustees conducts the majority of its business with the full board in attendance but has established one standing committee.

Audit Committee. The members of the Audit Committee are Independent Trustees. The Audit Committee is composed of Messrs. Hollowell (Chair), Hyler, and Tolson. At least one committee member will be an "audit committee expert" as defined by the SEC. The committee normally meets three times a year, or as required, in conjunction with meetings of the Board of Trustees. The committee meets separately, at least annually, with the trust's outside auditors. The committee has direct responsibility for the appointment, compensation and oversight of the work of any outside auditors employed by the trust. The committee assists the Trustees in overseeing and monitoring: (i) the systems of internal accounting and financial controls of the trust and the trust's service providers, (ii) the financial reporting process of the trust, (iii) the independence, objectivity, and qualification of the auditors to the trust, (iv) the annual independent audits of the trust's financial statements, and (v) the accounting policies and disclosures of the trust. It is responsible for approving, in advance, the provision by any outside auditor of any auditing services and any permitted non-audit services for the trust and the trust's affiliated service providers, approving all audit engagement fees and terms for the trust, resolving disagreements between the trust and any outside auditor regarding the trust's financial reporting, and has sole authority to hire or fire any auditor. The committee will obtain assurance of independence and objectivity from the outside auditors, including a formal written statement delineating all relationships between the auditor and the trust and any service providers consistent with Independent Standards Board Standard No. 1. The committee will also receive information on the qualifications of key personnel of the trust's outside auditors. It oversees and receives reports on the trusts service providers' internal controls and reviews the adequacy and effectiveness of the trust's service providers' accounting and financial controls, including: (i) any significant deficiencies in the design or operation of internal controls that could adversely affect the trust's ability to record, process, summarize, and report financial data; (ii) any material weakness in such internal controls; and (iii) any fraud, whether material or not, that involves management or other employees who have a significant role in the trust's internal controls. The committee reviews, at least annually, a report from the outside auditor describing any material issues raised by the most recent internal quality control or peer review of the auditing firm and any material issues raised by any inquiry or investigation by governmental or professional authorities of the auditing firm, and in each case any steps taken to deal with such issues. The committee will oversee and receive reports on the trust's financial reporting process, will discuss with management, the trust's Treasurer and outside auditors, their qualitative judgments about the appropriateness and acceptability of accounting principles and financial disclosure practices used or proposed for adoption by the trust, and will review with management, the trust's Treasurer and outside auditors the results of audits of the trust's financial statements. The committee will review periodically the trust's major internal controls exposures and the steps that have been taken to monitor and control such exposures. The committee will regularly review with the Board of Trustees issues with respect to the trust's investment compliance procedures, the code of ethics, and anti-money laundering compliance. During the fiscal year ended June 30, 2011, the committee held four meetings.

The trust does not have a nominating or compensation committee; such matters are considered by the full Board of Trustees, including the Independent Trustees, or, when applicable, by only the Independent Trustees. The Board of Trustees will consider nominees for Trustees recommended by shareholders. Recommendations should be submitted to the Independent Trustees in care of the Secretary of the trust.

Statement of Additional Information

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2010.

Independent Trustees

DOLLAR RANGE OF FUND SHARES	Thomas P. Hollowell	James B. Hyler, Jr.	E. Norris Tolson
Cash Portfolio	none	none	none
Term Portfolio	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	none	none	none

The following table sets forth information describing the compensation of each Trustee for his or her services for the fiscal year ended June 30, 2011.

Compensation Table

Trustees	Aggregate Compensation from Cash Portfolio	Aggregate Compensation from Term Portfolio	Total Compensation from the Fund ComplexA
Thomas P. Hollowell	$ 49,693	$ 807	$ 50,500
James B. Hyler, Jr.	$ 35,426	$ 574	$ 36,000
E. Norris Tolson	$ 35,426	$ 574	$ 36,000

A Reflects compensation received for two funds of one trust.

The Trustees and officers of each fund are not eligible investors in the funds. As of June 30, 2011, therefore, the Trustees and officers of each fund did not own any of the outstanding shares of the funds.

As of June 30, 2011, the following owned of record and/or beneficially 5% or more (up to and including 25%) of Term Portfolio's outstanding shares:

Fund Name	Owner Name	City	State	Ownership %
NCCMT: Term Portfolio	Watauga Medical Center	Boone	NC	15.33%
NCCMT: Term Portfolio	City of Charlotte	Charlotte	NC	12.91%
NCCMT: Term Portfolio	Cumberland County	Fayetteville	NC	10.54%
NCCMT: Term Portfolio	City of Burlington	Burlington	NC	7.70%
NCCMT: Term Portfolio	Town of Apex	Apex	NC	7.21%
NCCMT: Term Portfolio	City of Burlington	Burlington	NC	6.90%
NCCMT: Term Portfolio	Gaston-Lincoln Area	Gastonia	NC	6.72%
NCCMT: Term Portfolio	Brunswick County	Bolivia	NC	5.56%
NCCMT: Term Portfolio	Rockingham County	Wentworth	NC	5.12%

Statement of Additional Information

CONTROL OF INVESTMENT ADVISERS

FMR LLC, as successor by merger to FMR Corp., is the ultimate parent company of FMR, Fidelity Investments Money Management, Inc. (FIMM), Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Inc. (FMR Japan). The voting common shares of FMR LLC are divided into two series. Series B is held predominantly by members of the Edward C. Johnson 3d and Abigail P. Johnson family, directly or through trust and limited liability companies, and is entitled to 49% of the vote on any matter acted upon by the voting common shares. Series A is held predominantly by non-Johnson family member employees of FMR LLC and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Series B shareholders have entered into a shareholders' voting agreement under which all Series B shares will be voted in accordance with the majority vote of Series B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting securities of that company. Therefore, through their ownership of voting common shares and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR LLC.

At present, the primary business activities of FMR LLC and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.

FMR, FIMM, FMR U.K., FMR H.K., FMR Japan (the Investment Advisers), FDC, and the funds have adopted a code of ethics under Rule 17j-1 of the 1940 Act that sets forth employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing, and restricts certain transactions. Employees subject to the code of ethics, including Fidelity investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the funds.

MANAGEMENT CONTRACTS

Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

Management Services. Under the terms of its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, has overall responsibility for directing the investments of the fund in accordance with its investment objective, policies and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund who are also employees of FMR and all Trustees who are interested persons of the trust or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical and investment activities.

In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Management-Related Expenses. Under the terms of each fund's management contract, each fund is responsible for payment of all expenses other than those specifically payable by FMR. Expenses payable by FMR include expenses for typesetting, printing, and mailing proxy materials to shareholders and all other expenses of proxy solicitations and shareholder meetings, legal expenses, fees of the custodian and auditor, each fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. Each fund's management contract further provides that FMR will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of each fund's transfer agent agreement, the transfer agent bears these costs. FMR also pays all fees associated with transfer agency services and pricing and bookkeeping services.

Statement of Additional Information

Each fund pays the following expenses: fees and expenses of the Independent Trustees, interest, taxes, brokerage commissions (if any), and such non-recurring expenses as may arise, including costs of any litigation to which a fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Management Fees. For the services of FMR under each management contract, each fund pays FMR a monthly management fee at the annual rate of 0.275% of the fund's average net assets through $1.0 billion; 0.245% of the fund's average net assets in excess of $1.0 billion through $2.0 billion; 0.215% of the fund's average net assets in excess of $2.0 billion through $6.0 billion; 0.205% of average net assets in excess of $6.0 billion through $10.0 billion; and 0.195% of average net assets in excess of $10.0 billion, throughout the month.

The management fee paid to FMR by each fund is reduced by an amount equal to the fees and expenses paid by the fund to the Independent Trustees.

The following table shows the amount of management fees paid by each fund to FMR for the past three fiscal years and waivers reducing management fees for each fund.

Fund	Fiscal Years Ended June 30	Management Fees Paid to FMR	Management Fees Waived by FMR
Cash Portfolio	2011	$ 10,276,110*	$ 1,590,835
	2010	$ 12,868,830*	$ 709,168
	2009	$ 15,384,889*	$ 427,908
Term Portfolio	2011	$ 195,140*	$ 4,970
	2010	$ 203,814*	$ 3,860
	2009	$ 194,493*	$ 4,764

* After reduction of fees and expenses paid by the fund to the Independent Trustees.

During the reporting period, FMR voluntarily agreed to waive a portion of each fund's management fee.

FMR may, from time to time, voluntarily reimburse all or a portion of a fund's operating expenses. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements by FMR will increase a fund's returns and yield, and repayment of the reimbursement by a fund will decrease its returns and yield.

Sub-Adviser - FIMM. On behalf of each fund, FMR has entered into a sub-advisory agreement with FIMM pursuant to which FIMM has day-to-day responsibility for choosing investments for each fund. Under the terms of the sub-advisory agreements, FMR, and not the funds, pays FIMM's fees.

Sub-Advisers - FMR U.K., FMR H.K., and FMR Japan. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR U.K., FMR H.K., and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR, and not the funds, pays the sub-advisers.

Statement of Additional Information

Kim Miller is the portfolio manager of Term Portfolio and receives compensation for his services. As of June 30, 2011, portfolio manager compensation generally consists of a base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index or within a custom peer group assigned to each fund or account, and (ii) the investment performance of FMR taxable money market funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to three years for the comparison to a benchmark index or rolling periods of up to three years for the comparison to a custom peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. Effective August 1, 2011, the portion of the portfolio manager's bonus that is linked to the investment performance of Term Portfolio is based on the pre-tax investment performance of the fund measured against the Barclays Capital® 3-6 Month U.S. Treasury Bill Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

Statement of Additional Information

The following table provides information relating to other accounts managed by Mr. Miller as of June 30, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	1	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 461	$ 1,087	$ 1,561
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Term Portfolio ($60 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of June 30, 2011, the dollar range of shares of Term Portfolio beneficially owned by Mr. Miller was none.

DISTRIBUTION SERVICES

Each fund has entered into a distribution agreement with FDC, an affiliate of FMR. The principal business address of FDC is 82 Devonshire Street, Boston, Massachusetts 02109. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the funds, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.

FDC in turn has entered into a distribution and service agent agreement with CMC, headquartered in Charlotte, NC. Under the terms of the agreement, CMC has assumed from FDC primary responsibility for the distribution of each fund's shares.

The Trustees have approved Distribution and Service Plans with respect to shares of each fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow shares of the funds and FMR to incur certain expenses that might be considered to constitute indirect payment by the funds of distribution expenses.

Under each Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Plan specifically recognizes that FMR will use its management fee to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services.

Pursuant to each Plan, FMR pays FDC a monthly 12b-1 fee at an annual rate according to the following schedule: 0.080% of average net assets through $2.0 billion; 0.070% of average net assets in excess of $2.0 billion through $6.0 billion; 0.065% of average net assets in excess of $6.0 billion through $10.0 billion; and 0.060% of average net assets in excess of $10.0 billion. In turn, pursuant to each distribution and service agent agreement, FDC pays CMC a monthly 12b-1 fee at an annual rate according to the following schedule: 0.080% of average net assets through $2.0 billion; 0.070% of average net assets in excess of $2.0 billion through $6.0 billion; 0.065% of average net assets in excess of $6.0 billion through $10.0 billion; and 0.060% of average net assets in excess of $10.0 billion. Average net assets are determined at the close of business on each day throughout the month. Effective January 1, 2007, CMC voluntarily agreed to waive 0.005% of the 12b-1 fee paid to them by FDC. FMR, FDC, or CMC may voluntarily waive 12b-1 fees from time to time. These arrangements may be discontinued at any time.

Statement of Additional Information

For the fiscal year ended June 30, 2011, FMR paid FDC 12b-1 fees of $2,192,397 on behalf of Cash Portfolio and $53,822 on behalf of Term Portfolio, all of which FDC paid CMC.

Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the fund and its shareholders. In particular, the Trustees noted that each Plan does not authorize payments by shares of the fund other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of shares of the fund, additional sales of shares of the fund or stabilization of cash flows may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.

If you have purchased shares of a fund through an investment professional, please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

TRANSFER AND SERVICE AGENT AGREEMENTS

Each fund has entered into a transfer agent agreement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, which is located at 82 Devonshire Street, Boston, Massachusetts 02109. Under the terms of the agreements, FIIOC (or an agent, including an affiliate) performs transfer agency services for shares of each fund.

For providing transfer agency services, FIIOC receives an asset-based fee, calculated and paid monthly on the basis of average daily net assets, with respect to each account in a fund.

FIIOC also may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, maintaining fund positions with low balances, checkwriting, wire transactions, and providing historical account research.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Each fund has entered into a service agent agreement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR (or an agent, including an affiliate). Under the terms of the agreement, FSC calculates the NAV and dividends for each fund and maintains each fund's portfolio and general accounting records.

For providing pricing and bookkeeping services, FSC receives a monthly fee based on each fund's average daily net assets throughout the month.

FMR bears the cost of transfer agency services and pricing and bookkeeping services under the terms of its management contract with each fund.

DESCRIPTION OF THE TRUST

Trust Organization. Cash Portfolio and Term Portfolio are funds of The North Carolina Capital Management Trust, an open-end management investment company created under an initial declaration of trust dated April 26, 1982. Currently, there are two funds offered in The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio. The Trustees are permitted to create additional funds in the trust and to create additional classes of the funds.

The assets of the trust received for the issue or sale of shares of each of its funds and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund. Any general expenses of the trust shall be allocated between or among any one or more of its funds.

Statement of Additional Information

Shareholder Liability. The trust is an entity commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust.

The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust shall include a provision limiting the obligations created thereby to the trust and its assets.

The Declaration of Trust provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.

Voting Rights. Each fund's capital consists of shares of beneficial interest. As a shareholder, you are entitled to one vote for each share you own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

The trust or a fund may be terminated upon the sale of its assets to another open-end management investment company, or upon liquidation and distribution of its assets, if approved by a vote of shareholders of the trust or the fund. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund, shareholders of that fund are entitled to receive the underlying assets of the fund available for distribution.

Custodians. Wells Fargo Bank, 420 Montgomery St. San Francisco, California, is custodian of the assets of the funds. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. The Bank of New York Mellon and JPMorgan Chase Bank, each headquartered in New York, also may serve as special purpose custodian of certain assets in connection with repurchase agreement transactions.

FMR, its officers and directors, its affiliated companies, and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts, independent registered public accounting firm, audits financial statements for each fund and provides other audit, tax, and related services.

FINANCIAL STATEMENTS

Each fund's financial statements and financial highlights for the fiscal year ended June 30, 2011, and report of the independent registered public accounting firm, are included in the fund's annual report and are incorporated herein by reference. Total annual operating expenses as shown in the prospectus fee table may differ from the ratios of expenses to average net assets in the financial highlights because total annual operating expenses as shown in the prospectus fee table include any acquired fund fees and expenses, whereas the ratios of expenses in the financial highlights do not. Acquired funds include other investment companies (such as central funds or other underlying funds) in which a fund has invested, if and to the extent it is permitted to do so. Total annual operating expenses in the prospectus fee table and the financial highlights do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception from the definition of "investment company" provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

Statement of Additional Information

FUND HOLDINGS INFORMATION

Each fund views holdings information as sensitive and limits its dissemination. The Board authorized FMR to establish and administer guidelines for the dissemination of fund holdings information, which may be amended at any time without prior notice. FMR's Disclosure Policy Committee (comprising executive officers of FMR) evaluates disclosure policy with the goal of serving a fund's best interests by striking an appropriate balance between providing information about a fund's portfolio and protecting a fund from potentially harmful disclosure. The Board reviews the administration and modification of these guidelines and receives reports from the funds' chief compliance officer periodically.

Term Portfolio will provide a full list of holdings monthly on www.advisor.fidelity.com 30 days after month-end. This information will be available on the web site until updated for the next applicable period.

Cash Portfolio will provide a full list of holdings as of the last business day of the previous month on www.advisor.fidelity.com. This information will be provided monthly by no later than the fifth business day of each month. The information will be available on the web site for a period of not less than six months.

Cash Portfolio may from time to time make full holdings available more frequently, including daily, if such disclosure is determined by FMR to be in the interest of fund shareholders. A fund may also from time to time provide or make available to the Board or third parties upon request specific fund level performance attribution information and statistics, or holdings information with respect to a specific security or company. Third parties may include fund shareholders or prospective fund shareholders, members of the press, consultants, and ratings and ranking organizations.

The Use of Holdings In Connection With Fund Operations. Material non-public holdings information may be provided as part of the investment activities of each fund to: entities which, by explicit agreement or by virtue of their respective duties to the fund, are required to maintain the confidentiality of the information disclosed; other parties if legally required; or persons FMR believes will not misuse the disclosed information. These entities, parties, and persons include: a fund's trustees; a fund's manager, its sub-advisers, if any, and their affiliates whose access persons are subject to a code of ethics; contractors who are subject to a confidentiality agreement; a fund's auditors; a fund's custodians; proxy voting service providers; financial printers; pricing service vendors; broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; securities lending agents; counsel to a fund or their Independent Trustees; regulatory authorities; stock exchanges and other listing organizations; parties to litigation; and third parties in connection with a bankruptcy proceeding relating to a fund holding. Non-public holdings information may also be provided to an issuer regarding the number or percentage of its shares that are owned by a fund and in connection with redemptions in kind.

Other Uses Of Holdings Information. In addition, each fund may provide material non-public holdings information to (i) third-parties that calculate information derived from holdings for use by FMR or its affiliates, (ii) third parties that supply their analyses of holdings (but not the holdings themselves) to their clients (including sponsors of retirement plans or their consultants), (iii) ratings and rankings organizations, and (iv) an investment adviser, trustee, or their agents to whom holdings are disclosed for due diligence purposes or in anticipation of a merger involving a fund. Each individual request is reviewed by the Disclosure Policy Committee which must find, in its sole discretion that, based on the specific facts and circumstances, the disclosure appears unlikely to be harmful to a fund. Entities receiving this information must have in place control mechanisms to reasonably ensure or otherwise agree that, (a) the holdings information will be kept confidential, (b) no employee shall use the information to effect trading or for their personal benefit, and (c) the nature and type of information that they, in turn, may disclose to third-parties is limited. FMR relies primarily on the existence of non-disclosure agreements and/or control mechanisms when determining that disclosure is not likely to be harmful to a fund.

Statement of Additional Information

At this time, the entities receiving information described in the preceding paragraph are: Factset Research Systems Inc. (full or partial fund holdings daily, on the next business day); Thomson Vestek (full holdings, as of the end of the calendar quarter, 15 calendar days after the calendar quarter-end); Standard & Poor's Ratings Services (full holdings weekly (generally as of the previous Friday), generally 5 business days thereafter); Moody's Investors Service, Inc. (full holdings monthly, (generally as of the last Friday of each month), generally the first Friday of the following month); Anacomp Inc. (full or partial holdings daily, on the next business day); and MSCI Inc. and certain affiliates (full or partial fund holdings daily, on the next business day).

FMR, its affiliates, or the funds will not enter into any arrangements with third parties from which they derive consideration for the disclosure of material non-public holdings information. If, in the future, FMR desired to make such an arrangement, it would seek prior Board approval and any such arrangements would be disclosed in the funds' SAI.

There can be no assurance that the funds' policies and procedures with respect to disclosure of fund portfolio holdings will prevent the misuse of such information by individuals and firms that receive such information.

APPENDIX

The third party marks appearing above are the marks of their respective owners.

Statement of Additional Information

The North Carolina Capital Management Trust
Post-Effective Amendment No. 52

PART C. OTHER INFORMATION

Item 28. Exhibits

(a) (1) Amended and Restated Declaration of Trust dated November 1, 1987, is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 28.

(2) Supplement to the Declaration of Trust, dated October 18, 1993, is incorporated herein by reference as Exhibit 1(a) to Post-Effective Amendment No. 28.

(b) By-Laws of the Trust, as amended and dated January 7, 2003, are incorporated herein by reference as Exhibit (b) to Post-Effective Amendment No. 45.

(c) Not applicable.

(d) (1) Management Contract, dated August 1, 2008, between The North Carolina Capital Management Trust: Term Portfolio and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 50.

(2) Management Contract, dated August 1, 2008, between The North Carolina Capital Management Trust: Cash Portfolio and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 50.

(3) Sub-Advisory Agreement, dated January 1, 1991, between FMR Texas Inc. (currently known as Fidelity Investments Money Management, Inc.) and The North Carolina Capital Management Trust: Cash Portfolio is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 28.

(4) Sub-Advisory Agreement, dated January 1, 1999, between Fidelity Management & Research Company and Fidelity Investments Money Management, Inc., on behalf of The North Carolina Capital Management Trust: Term Portfolio is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 39.

(5) Sub-Advisory Agreement, dated September 9, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (Hong Kong) Limited and The North Carolina Capital Management Trust: Cash Portfolio is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 50.

(6) Sub-Advisory Agreement, dated September 9, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (Hong Kong) Limited and The North Carolina Capital Management Trust: Term Portfolio is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 50.

(7) Sub-Advisory Agreement, dated September 29, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (Japan) Inc. and The North Carolina Capital Management Trust: Cash Portfolio is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 50.

(8) Sub-Advisory Agreement, dated September 29, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (Japan) Inc. and The North Carolina Capital Management Trust: Term Portfolio is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 50.

(9) Sub-Advisory Agreement, dated July 24, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. and The North Carolina Capital Management Trust: Cash Portfolio is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 50.

(10) Sub-Advisory Agreement, dated July 24, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. and The North Carolina Capital Management Trust: Term Portfolio is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 50.

(e) (1) General Distribution Agreement, dated April 30, 1997, between The North Carolina Capital Management Trust: Cash Portfolio and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit 6(a) of Post-Effective Amendment No. 36.

(2) General Distribution Agreement, dated April 30, 1997, between The North Carolina Capital Management Trust: Term Portfolio and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit 6(b) of Post-Effective Amendment No. 36.

(f) Non-interested Trustees' Deferred Compensation Plan dated June 15, 1992, and amended as of November 15, 2000, for The North Carolina Capital Management Trust is incorporated herein by reference to Exhibit (f)(1) of Post-Effective Amendment No. 42.

(g) (1) Custodian Agreement, Appendix A, Appendix B, and Appendix C between the Registrant and First Union National Bank of North Carolina (currently known as Wells Fargo Bank) dated December 6, 1991, is incorporated herein by reference to Exhibit 8(a) of Post-Effective Amendment No. 30.

(2) Form of Revised Fee Schedule to the Custodian Agreement, dated December 6, 1991, between the Registrant and Wachovia Corporation (currently known as Wells Fargo Bank and formerly known as First Union National Bank of North Carolina) is incorporated herein by reference to Exhibit g(2) of Post-Effective Amendment No. 43.

(3) Fidelity Group Repo Custodian Agreement among The Bank of New York, J. P. Morgan Securities, Inc., and the Registrant, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(d) of Fidelity Institutional Cash Portfolios' (currently Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(4) Schedule 1 to the Fidelity Group Repo Custodian Agreement between The Bank of New York and the Registrant, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(e) of Fidelity Institutional Cash Portfolios' (currently Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(5) Fidelity Group Repo Custodian Agreement among Chemical Bank, Greenwich Capital Markets, Inc., and the Registrant, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(f) of Fidelity Institutional Cash Portfolios' (currently Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(6) Schedule 1 to the Fidelity Group Repo Custodian Agreement between Chemical Bank and the Registrant, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(g) of Fidelity Institutional Cash Portfolios' (currently Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(7) Joint Trading Account Custody Agreement between The Bank of New York and the Registrant, dated May 11, 1995, is incorporated herein by reference to Exhibit 8(h) of Fidelity Institutional Cash Portfolios' (currently Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(8) First Amendment to Joint Trading Account Custody Agreement between The Bank of New York and the Registrant, dated July 14, 1995, is incorporated herein by reference to Exhibit 8(i) of Fidelity Institutional Cash Portfolios' (currently Fidelity Colchester Street Trust) (File No. 002-74808) Post-Effective Amendment No. 31.

(9) Schedule A-1 Part I and Part IV, dated December 2008, to the Fidelity Group Repo Custodian Agreements, Schedule 1s to the Fidelity Group Repo Custodian Agreements, Joint Trading Account Custody Agreement, and First Amendment to the Joint Trading Account Custody Agreement, between the respective parties and the Registrant, is incorporated herein by reference to Exhibit (g)(10) of Fidelity Trend Fund's (File No. 002-15063) Post-Effective Amendment No. 122.

(h) Not applicable.

(i) Legal Opinion of Dechert LLP, dated August 24, 2011, is filed herein as Exhibit (i).

(j) Consent of PricewaterhouseCoopers LLP, dated August 24, 2011, is filed herein as Exhibit (j).

(k) Not applicable.

(l) Not applicable.

(m) (1) Distribution and Service Plan, dated July 24, 2008, between The North Carolina Capital Management Trust: Term Portfolio and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 49.

(2) Distribution and Service Plan, dated July 24, 2008, between The North Carolina Capital Management Trust: Cash Portfolio and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 49.

(3) Distribution and Service Agent Agreement, dated August 1, 2008, between Fidelity Distributors Corporation and Capital Management of the Carolinas, LLC, on behalf of The North Carolina Capital Management Trust: Cash Portfolio is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 50.

(4) Distribution and Service Agent Agreement, dated August 1, 2008, between Fidelity Distributors Corporation and Capital Management of the Carolinas, LLC, on behalf of The North Carolina Capital Management Trust: Term Portfolio is incorporated herein by reference to Exhibit (m)(4) of Post-Effective Amendment No. 50.

(n) Not applicable.

(p) (1) The 2011 Code of Ethics, adopted by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity Distributors Corporation pursuant to Rule 17j-1 is incorporated herein by reference to Exhibit (p)(1) of Fidelity New York Municipal Trust's (File No. 002-83295) Post-Effective Amendment No. 61.

(2) The 2011 Code of Ethics, adopted by The North Carolina Capital Management Trust pursuant to Rule 17j-1 is filed herein as Exhibit (p)(2).

Item 29. Trusts Controlled by or under Common Control with this Trust

The Board of Trustees of the Trust is not the same as the board of the Fidelity funds, each of which has Fidelity Management & Research Company, or an affiliate, as its investment adviser. The officers of the Trust are elected separately and are different from those of the Fidelity funds. The Trust takes the position that it is not under common control with the Fidelity funds because the power residing in the respective boards and officers arises as the result of an official position with the respective trusts.

Item 30. Indemnification

Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, "disabling conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Declaration of Trust, that the officer or trustee did not engage in disabling conduct.

Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. ("FIIOC") is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

(1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC's performance under the Transfer Agency Agreement; or

(2) any claim, demand, action or suit (except to the extent contributed to by FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC's acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Item 31. Business and Other Connections of Investment Advisers

(1) FIDELITY MANAGEMENT & RESEARCH COMPANY (FMR)

FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

Edward C. Johnson 3d

Member of the Advisory Board of funds advised by Fidelity Management & Research Company (FMR) (2011); Chief Executive Officer, Chairman and Director of FMR LLC; Chairman and Director of FIL Limited. Previously served as a Trustee and Chairman of the Board of Trustees of certain Trusts (2011); Chairman and Director of FMR and FMR Co., Inc. (FMRC) (2011); Chairman of the Board and Director of Fidelity Research & Analysis Company (FRAC) and Fidelity Investments Money Management, Inc. (FIMM) (2010).

Abigail P. Johnson	Chairman of the Board of certain Trusts (2011); Chairman and Director of FMR and FMRC (2011); Vice Chairman and Director of FMR LLC.

Peter S. Lynch	Vice Chairman and Director of FMR and FMRC and a member of the Advisory Board of funds advised by FMR.

Jacques P. Perold	President of FMR (2009); President and Director of FIMM (2009).

James C. Curvey	Director of FMR, FMRC, FIMM (2009), and FRAC (2009); Director and Vice Chairman of FMR LLC; Acting Chairman of the Board of Trustees of certain Trusts (2011); Trustee of funds advised by FMR.

Scott C. Goebel

Senior Vice President, Secretary and General Counsel of FMR and FMRC; Secretary of FIMM (2010) and FRAC (2010); Assistant Secretary of FMR Japan and FMR U.K.; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (FMR H.K.). Previously served as Assistant Secretary of FIMM and FRAC (2010).

Joseph A. Hanlon	Compliance Officer of FMR, FMRC, FMR U.K., FRAC, FIMM, FMR H.K., FMR Japan, and Strategic Advisers, Inc. (2009).

Kenneth A. Rathgeber	Chief Compliance Officer of FMR, FMRC, FMR U.K., FRAC, FIMM, Strategic Advisers, Inc., FMR H.K. and FMR Japan.

John J. Remondi	Director of FMR, FMRC, FRAC (2009), and FIMM (2009); Director and Executive Vice President of FMR LLC; Previously served as Chief Administrative Officer (2009) of FMR LLC.

Peter D. Stahl	Secretary of Strategic Advisers, Inc. (2010), Assistant Secretary of FMR, FMRC, FMR Japan, FMR U.K., FRAC, FIMM, FDC, and FMR LLC. Previously served as Assistant Secretary of Strategic Advisers, Inc.

JS Wynant	Senior Vice President and Treasurer of FMR, FMRC, FRAC and FIMM; Director and Treasurer of FMR U.K. and FMR Japan; Treasurer of FMR H.K.

(2) FIDELITY MANAGEMENT & RESEARCH (HONG KONG) LIMITED (FMR H.K.)

FMR H.K. provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Matthew C. Torrey

President and Chief Executive Officer (2010) and Director of FMR Japan; President and Chief Executive Officer (2010) and Director of FMR U.K.; President and Chief Executive Officer (2010), Managing Director of Research, and Director of FMR H.K. Previously served as Director and Managing Director of Research of FMR Japan (2010) and FMR U.K. (2010).

Markus Eichacker	Chief Investment Officer (2010), Director (2010), and Managing Director of Research (2009) of FMR H.K.

Scott C. Goebel

Senior Vice President, Secretary and General Counsel of FMR and FMRC; Secretary of FIMM (2010) and FRAC (2010); Assistant Secretary of FMR Japan and FMR U.K.; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (FMR H.K.). Previously served as Assistant Secretary of FIMM and FRAC (2010).

Joseph A. Hanlon	Compliance Officer of FMR, FMRC, FMR U.K., FRAC, FIMM, FMR H.K., FMR Japan, and Strategic Advisers, Inc. (2009).

Kenneth A. Rathgeber	Chief Compliance Officer of FMR, FMRC, FMR U.K., FRAC, FIMM, Strategic Advisers, Inc., FMR H.K. and FMR Japan.

JS Wynant	Senior Vice President and Treasurer of FMR, FMRC, FRAC and FIMM; Director and Treasurer of FMR U.K. and FMR Japan; Treasurer of FMR H.K.

Sharon Yau Wong	Director; Director of Investment Services-Asia of FMR H.K.

Tricor Corporate Secretary Limited	Secretary of FMR H.K.

(3) FIDELITY MANAGEMENT & RESEARCH (JAPAN) INC. (FMR JAPAN)

FMR Japan provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Matthew C. Torrey

President and Chief Executive Officer (2010) and Director of FMR Japan; President and Chief Executive Officer (2010) and Director of FMR U.K.; President and Chief Executive Officer (2010), Managing Director of Research, and Director of FMR H.K. Previously served as Director and Managing Director of Research of FMR Japan (2010) and FMR U.K. (2010).

Scott C. Goebel

Senior Vice President, Secretary and General Counsel of FMR and FMRC; Secretary of FIMM (2010) and FRAC (2010); Assistant Secretary of FMR Japan and FMR U.K.; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (FMR H.K.). Previously served as Assistant Secretary of FIMM and FRAC (2010).

Joseph A. Hanlon	Compliance Officer of FMR, FMRC, FMR U.K., FRAC, FIMM, FMR H.K., FMR Japan, and Strategic Advisers, Inc. (2009).

Kenneth A. Rathgeber	Chief Compliance Officer of FMR, FMRC, FMR U.K., FRAC, FIMM, Strategic Advisers, Inc., FMR H.K. and FMR Japan.

Peter D. Stahl	Secretary of Strategic Advisers, Inc. (2010), Assistant Secretary of FMR, FMRC, FMR Japan, FMR U.K., FRAC, FIMM, FDC, and FMR LLC. Previously served as Assistant Secretary of Strategic Advisers, Inc.

Susan Sturdy	Secretary of FMR Japan (2010) FMR U.K. (2010), FMR LLC (2010), and FDC (2010).

Takeya Suzuki	Director of FMR Japan (2010); Managing Director of Research, Japan of FMR Japan (2009).

JS Wynant	Senior Vice President and Treasurer of FMR, FMRC, FRAC and FIMM; Director and Treasurer of FMR U.K. and FMR Japan; Treasurer of FMR H.K.

(4) FIDELITY MANAGEMENT & RESEARCH (U.K.) INC. (FMR U.K.)

FMR U.K. provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Matthew C. Torrey

President and Chief Executive Officer (2010) and Director of FMR Japan; President and Chief Executive Officer (2010) and Director of FMR U.K.; President and Chief Executive Officer (2010), Managing Director of Research, and Director of FMR H.K. Previously served as Director and Managing Director of Research of FMR Japan (2010) and FMR U.K. (2010).

Bruce T. Herring	President of FRAC (2010); Director (2010) and Chief Investment Officer (2010) of FMR U.K.

Christopher P. Sullivan	Executive Vice President of FIMM (2009); Director of FMR U.K. (2010).

Robert P. Brown	Director and Managing Director of Research of FMR U.K.; Executive Vice President of FIMM (2010).

Lawrence J. Brindisi	Director, Executive Director and Executive Vice President of FMR U.K.

Peter Brian Enyeart	Director, Chief Investment Officer - Equity, and Managing Director of Research of FMR U.K. (2011).

Scott C. Goebel

Senior Vice President, Secretary and General Counsel of FMR and FMRC; Secretary of FIMM (2010) and FRAC (2010); Assistant Secretary of FMR Japan and FMR U.K.; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (FMR H.K.). Previously served as Assistant Secretary of FIMM and FRAC (2010).

David Hamlin	Managing Director of Research of FMR U.K.

Joseph A. Hanlon	Compliance Officer of FMR, FMRC, FMR U.K., FRAC, FIMM, FMR H.K., FMR Japan, and Strategic Advisers, Inc. (2009).

John B. McHale	Managing Director of Research of FMR U.K. (2009).

Kenneth A. Rathgeber	Chief Compliance Officer of FMR, FMRC, FMR U.K., FRAC, FIMM, Strategic Advisers, Inc., FMR H.K. and FMR Japan.

Peter D. Stahl	Secretary of Strategic Advisers, Inc. (2010), Assistant Secretary of FMR, FMRC, FMR Japan, FMR U.K., FRAC, FIMM, FDC, and FMR LLC. Previously served as Assistant Secretary of Strategic Advisers, Inc.

Susan Sturdy	Secretary of FMR Japan (2010), FMR U.K. (2010), FMR LLC (2010), and FDC (2010).

JS Wynant	Senior Vice President and Treasurer of FMR, FMRC, FRAC and FIMM; Director and Treasurer of FMR U.K. and FMR Japan; Treasurer of FMR H.K.

(5) FIDELITY INVESTMENTS MONEY MANAGEMENT, INC. (FIMM)

FIMM provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Jacques P. Perold	President of FMR (2009); President and Director of FIMM (2009).

Robert P. Brown	Director and Managing Director of Research of FMR U.K.; Executive Vice President of FIMM (2010).

James C. Curvey	Director of FMR, FMRC, FIMM (2009), and FRAC (2009); Director and Vice Chairman of FMR LLC; Acting Chairman of the Board of Trustees of certain Trusts (2011); Trustee of funds advised by FMR.

Ronald P. O'Hanley	Director of FMRC (2010), FIMM (2010), and FRAC (2010).

Scott C. Goebel

Senior Vice President, Secretary and General Counsel of FMR and FMRC; Secretary of FIMM (2010) and FRAC (2010); Assistant Secretary of FMR Japan and FMR U.K.; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (FMR H.K.). Previously served as Assistant Secretary of FIMM and FRAC (2010).

Joseph A. Hanlon	Compliance Officer of FMR, FMRC, FMR U.K., FRAC, FIMM, FMR H.K., FMR Japan, and Strategic Advisers, Inc. (2009).

Kenneth A. Rathgeber	Chief Compliance Officer of FMR, FMRC, FMR U.K., FRAC, FIMM, Strategic Advisers, Inc., FMR H.K. and FMR Japan.

John J. Remondi	Director of FMR, FMRC, FRAC (2009), and FIMM (2009); Director and Executive Vice President of FMR LLC; Previously served as Chief Administrative Officer (2009) of FMR LLC.

Peter D. Stahl	Secretary of Strategic Advisers, Inc. (2010), Assistant Secretary of FMR, FMRC, FMR Japan, FMR U.K., FRAC, FIMM, FDC, and FMR LLC. Previously served as Assistant Secretary of Strategic Advisers, Inc.

Christopher P. Sullivan	Executive Vice President of FIMM (2009); Director of FMR U.K. (2010).

JS Wynant	Senior Vice President and Treasurer of FMR, FMRC, FRAC and FIMM; Director and Treasurer of FMR U.K. and FMR Japan; Treasurer of FMR H.K.

Principal business addresses of the investment adviser, sub-advisers and affiliates.

Fidelity Management & Research Company (FMR)
82 Devonshire Street
Boston, MA 02109

FMR Co., Inc. (FMRC)
82 Devonshire Street
Boston, MA 02109

Fidelity Management & Research (Hong Kong) Limited (FMR H.K.)
Floor 19, 41 Connaught Road Central
Hong Kong

Fidelity Management & Research (Japan) Inc. (FMR Japan)
82 Devonshire Street
Boston, MA 02109

Fidelity Management & Research (U.K.) Inc. (FMR U.K.)
82 Devonshire Street
Boston, MA 02109

Fidelity Research & Analysis Company (FRAC)
82 Devonshire Street
Boston, MA 02109

Fidelity Investments Money Management, Inc. (FIMM)
82 Devonshire Street
Boston, MA 02109

FIL Investment Advisors (FIA)
Pembroke Hall
42 Crow Lane
Pembroke HM19, Bermuda

FIL Investment Advisors (UK) Limited (FIA(UK))
Oakhill House,
130 Tonbridge Road,
Hildenborough, TN11 9DZ, United Kingdom

FIL Investments (Japan) Limited (FIJ)
Shiroyama Trust Tower
4-3-1, Toranomon, Minato-ku,
Tokyo 105-6019, Japan

Strategic Advisers, Inc.
82 Devonshire Street
Boston, MA 02109

FMR LLC
82 Devonshire Street
Boston, MA 02109

Fidelity Distributors Corporation (FDC)
82 Devonshire Street
Boston, MA 02109

Item 32. Principal Underwriters

(a) Fidelity Distributors Corporation (FDC) acts as distributor for all funds advised by FMR or an affiliate.

(b)
Name and Principal	Positions and Offices	Positions and Offices
Business Address*	with Underwriter	with Fund
Anthony Castella	Controller (2010)	None
Scott Couto	President (2011) and Director (2011)	None
Natalie Kavanaugh	Chief Legal Officer (2010)	None
Harris Komishane	Chief Financial Officer (2011)	None
William F. Loehning	Executive Vice President	None
Steven Schiffman	Treasurer (2010)	None
Richard Siegelman	Chief Compliance Officer (2011)	None
Peter D. Stahl	Assistant Secretary	None
Susan Sturdy	Secretary (2010)	None

* 82 Devonshire Street, Boston, MA

(c) Not applicable.

Item 33. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company or Fidelity Investments Institutional Operations Company, Inc., 82 Devonshire Street, Boston, MA 02109, or the funds' custodian, Wells Fargo Bank, 420 Montgomery Street, San Franciso, CA.

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 52 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 26th day of August 2011.

THE NORTH CAROLINA CAPITAL MANAGEMENT TRUST
By	/s/John R. Hebble
John R. Hebble, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/John R. Hebble		Treasurer	August 26, 2011
John R. Hebble

/s/Thomas P. Hollowell	*	Trustee	August 26, 2011
Thomas P. Hollowell

/s/James B. Hyler	*	Trustee	August 26, 2011
James B. Hyler

/s/E. Norris Tolson	*	Trustee	August 26, 2011
E. Norris Tolson

* By: /s/Joseph R. Fleming
Joseph R. Fleming, pursuant to a power of attorney dated April 22, 2010 filed herewith.

We, the undersigned Trustees of the North Carolina Capital Management Trust (the "Fund") hereby revoke all previous powers of attorney we have given to sign and otherwise act in our names and behalf in matters involving the Funds and hereby constitute and appoint Joseph R. Fleming, John V. O'Hanlon, Robert W. Helm and Anthony H. Zacharski each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Fund on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. We hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after April 22, 2010

WITNESS our hands on the twenty-second day of April, 2010

/s/ Boyce Greer

Boyce Greer

/s/ Thomas P. Hollowell

Thomas P. Hollowell

/s/ James B. Hyler

James B. Hyler

/s/ James G. Martin

James G. Martin

/s/ E. Norris Tolson

E. Norris Tolson